UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2006

Item 1. Reports to Stockholders

Fidelity® California Municipal Income Fund (formerly Spartan® California Municipal Income Fund)

Annual Report February 28, 2006

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	6	The manager’s review of fund
		performance, strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Investment Changes	9	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	10	A complete list of the fund’s
		investments with their market values.
Financial Statements	29	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	39	Notes to the financial statements.
Report of Independent	47
Registered Public
Accounting Firm
Trustees and Officers	48
Distributions	59
Proxy Voting Results	60

Board Approval of	62
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle invest ing regularly can help lower the average cost of your purchases. Invest ing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of California Municipal Income’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended February 28, 2006	Past 1	Past 5	Past 10
	year	years	years
CA Municipal Income	3.97%	5.29%	5.80%

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in California Municipal Income on February 28, 1996. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

5 Annual Report

5

Management’s Discussion of Fund Performance

Comments from Douglas McGinley, Portfolio Manager of Fidelity® California Municipal Income Fund

Municipal bonds were one of the best performing debt classes for the one year period ending February 28, 2006, rising 3.87% according to the Lehman Brothers® Municipal Bond Index. Still like all domestic credit markets during the period munis were pressured by rising short term interest rates, inflation concerns, and the uncertainty surrounding Ben Bernanke’s accession to chairman of the Federal Reserve. Despite the negative backdrop, demand for municipal bonds was exceptionally strong as investors sought the low credit risk and preservation of capital municipals can offer. Additionally, some munis offered yields in line with comparable duration Treasuries at period end. Issuance also was heavy, a byproduct of heavy refunding activity, whereby issuers refinanced existing debt at unusually low long term interest rates. Through period end, the muni market has outperformed taxable bonds as measured by the Lehman Brothers Aggre gate Bond Index for three consecutive years.

For the 12 months ending February 28, 2006, California Municipal Income returned 3.97%, while the Lehman Brothers California Enhanced Municipal Bond Index gained 4.31% and the LipperSM California Municipal Debt Funds Average returned 4.04% . Against a backdrop of rising short term interest rates, California’s municipal bond market outpaced the national muni market, helped by robust demand for tax free investments plus improved credit profiles for many muni issuers across the state. A key factor aiding the fund’s performance relative to the index was its overweighting in zero coupon bonds, securities that make no interest payments but are sold at a discount from their face values. They were buoyed by investors’ search for more attractively priced alternatives to other longer term interest bearing securities. Performance also was helped by my decision to overweight bonds that were prerefunded during the period, a process that generally boosts the bonds’ prices. Elsewhere, an overweighting in health care bonds worked in our favor because they outpaced the California muni market overall in response to improved financial perfor mance for the group and investors’ appetite for higher yielding munis. My decision to maintain an underweighting in tobacco bonds hurt relative performance, given that they were among the market’s best performers.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 to February 28, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
			During Period*
	Beginning	Ending	September 1, 2005
	Account Value	Account Value	to February 28,
	September 1, 2005	February 28, 2006	2006
Class A
Actual	$1,000.00	$1,009.60	$3.24
HypotheticalA	$1,000.00	$1,021.57	$3.26
Class T
Actual	$1,000.00	$1,008.20	$3.83
HypotheticalA	$1,000.00	$1,020.98	$3.86
Class B
Actual	$1,000.00	$1,004.90	$7.11
HypotheticalA	$1,000.00	$1,017.70	$7.15

	7		Annual Report

Shareholder Expense Example continued

			Expenses Paid
			During Period*
	Beginning	Ending	September 1, 2005
	Account Value	Account Value	to February 28,
	September 1, 2005	February 28, 2006	2006
Class C
Actual	$1,000.00	$1,004.50	$7.60
HypotheticalA	$1,000.00	$1,017.21	$7.65
California Municipal Income
Actual	$1,000.00	$1,009.70	$2.39
HypotheticalA	$1,000.00	$1,022.41	$2.41
Institutional Class
Actual	$1,000.00	$1,009.50	$2.54
HypotheticalA	$1,000.00	$1,022.27	$2.56

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	65%
Class T	77%
Class B	1.43%
Class C	1.53%
California Municipal Income	48%
Institutional Class	51%

Annual Report

8

Investment Changes

Top Five Sectors as of February 28, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	37.8	32.6
Escrowed/Pre Refunded	12.6	14.7
Transportation	11.6	11.0
Electric Utilities	6.7	8.7
Education	6.6	6.3
Average Years to Maturity as of February 28, 2006
		6 months ago
Years	13.8	12.7

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of February 28, 2006
6 months ago
Years	6.4	6.3

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

**ShortTerm Investments and Net Other Assets are not included in the pie chart.

9 Annual Report

Investments February 28, 2006
Showing Percentage of Net Assets

Municipal Bonds 100.1%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – 99.2%
ABC Unified School District:
Series C, 0% 8/1/31 (FGIC Insured)	$ 2,720	$ 835
0% 8/1/32 (FGIC Insured)	3,760	1,097
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21
(MBIA Insured)	7,575	8,079
Alameda County Ctfs. of Prtn. 0% 6/15/17 (MBIA Insured)	2,310	1,429
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts.
Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,204
Series 1997 C, 0% 9/1/30 (FSA Insured)	7,350	2,367
Series C, 0% 9/1/22 (FSA Insured)	5,150	2,492
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,346
Benicia Unified School District Series B, 0% 8/1/24 (MBIA
Insured)	7,005	3,110
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (e)	1,840	1,949
5.25% 7/1/14 (AMBAC Insured) (e)	2,035	2,199
5.25% 7/1/16 (AMBAC Insured) (e)	1,255	1,365
5.25% 7/1/17 (AMBAC Insured) (e)	1,370	1,494
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18
(MBIA Insured)	1,085	1,209
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15
(MBIA Insured)	1,725	1,910
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,838
0% 8/1/12 (AMBAC Insured)	2,800	2,194
0% 8/1/17 (AMBAC Insured)	1,000	619
0% 8/1/18 (AMBAC Insured)	2,000	1,181
California Dept. of Wtr. Resources Central Valley Proj. Wtr.
Sys. Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	872
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	2,080	2,128
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (f)	2,125	2,373
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 101) (f)	3,375	3,816
6% 5/1/13	2,320	2,622
Series A:
5% 5/1/17	1,000	1,060
5.25% 5/1/12 (MBIA Insured)	6,000	6,539

See accompanying notes which are an integral part of the financial statements.

Annual Report 10

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: -
continued
Series A:
5.375% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (f)	$ 2,395	$ 2,658
5.5% 5/1/08	5,815	6,060
5.5% 5/1/14 (AMBAC Insured)	7,935	8,811
5.5% 5/1/15 (AMBAC Insured)	9,000	9,988
5.875% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (f)	4,535	5,158
6% 5/1/14	7,500	8,471
6% 5/1/14 (MBIA Insured)	2,000	2,270
6% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (f)	1,000	1,144
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/12	5,585	6,109
Series A:
5.25% 1/1/11	7,250	7,812
5.25% 7/1/13 (MBIA Insured)	3,010	3,323
5.25% 7/1/14 (FGIC Insured)	4,800	5,329
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA
Insured) (e)	1,180	1,223
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured) .	2,000	2,064
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,478
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	703
(Pooled College & Univ. Proj.) Series A, 6.125% 6/1/30
(Pre-Refunded to 6/1/10 @ 101) (f)	3,535	3,933
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,127
5.25% 9/1/26	7,910	8,840
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,049
5.125% 2/1/30	6,000	6,179
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,744
Series O, 5.125% 1/1/31	5,000	5,184
(Univ. of Southern California Proj.) Series A, 5.7%
10/1/15	5,675	5,996
California Franchise Tax Board Ctfs. of Prtn. 5.5%
10/1/06	1,825	1,843

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	$ 3,900	$ 4,337
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,301
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,070
Series 2005:
5.5% 6/1/28	275	295
5.5% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (f)	3,685	3,978
4.75% 9/1/10	1,300	1,364
5% 11/1/07	19,000	19,480
5% 2/1/09	2,760	2,873
5% 2/1/09	1,335	1,390
5% 2/1/10	3,000	3,159
5% 2/1/11	3,000	3,183
5% 12/1/11 (MBIA Insured)	4,000	4,307
5% 11/1/12	4,095	4,360
5% 3/1/13	1,095	1,174
5% 3/1/15	3,000	3,241
5% 12/1/18	1,850	1,939
5% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	7,395	7,852
5.25% 10/1/09	2,150	2,273
5.25% 2/1/10 (FSA Insured)	235	251
5.25% 2/1/11	5,745	6,160
5.25% 3/1/11	1,405	1,508
5.25% 3/1/12	3,000	3,245
5.25% 10/1/14	300	303
5.25% 2/1/15	2,315	2,517
5.25% 2/1/15 (MBIA Insured)	5,000	5,485
5.25% 2/1/16	7,500	8,156
5.25% 2/1/16 (MBIA Insured)	4,050	4,417
5.25% 10/1/17	260	263
5.25% 2/1/20	6,805	7,323
5.25% 11/1/26	1,000	1,074
5.25% 2/1/28	5,025	5,371
5.25% 11/1/29	5,000	5,347
5.25% 4/1/30	1,945	2,064
5.25% 2/1/33	8,150	8,643
5.25% 12/1/33	10,500	11,238
5.25% 4/1/34	13,000	13,899
5.375% 4/1/15 (MBIA Insured)	1,500	1,636
5.375% 10/1/28	750	796
5.375% 10/1/28 (Pre-Refunded to 10/1/10 @ 100) (f)	3,500	3,772

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Gen. Oblig.: – continued
5.5% 6/1/10	$ 1,625	$ 1,748
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,000	3,270
5.5% 3/1/12 (MBIA Insured)	5,000	5,452
5.5% 9/1/24 (Pre-Refunded to 9/1/09 @ 101) (f)	3,000	3,237
5.5% 4/1/28	6,000	6,655
5.5% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (f)	1,040	1,123
5.5% 4/1/30	11,500	12,722
5.5% 11/1/33	31,650	34,907
5.625% 5/1/20	1,630	1,770
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (f)	1,370	1,498
5.625% 5/1/26	2,055	2,230
5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 101) (f)	1,950	2,131
5.75% 10/1/10	7,325	7,997
5.75% 12/1/10	2,500	2,737
5.75% 5/1/30	1,575	1,715
5.75% 5/1/30 (Pre-Refunded to 5/1/10 @ 101) (f)	1,505	1,652
6% 2/1/08	1,000	1,048
6% 4/1/18	2,545	3,007
6.5% 2/1/08	5,750	6,076
6.6% 2/1/09	14,355	15,551
6.6% 2/1/11 (MBIA Insured)	2,150	2,446
6.75% 8/1/10	5,675	6,383
6.75% 8/1/12	1,100	1,280
7% 8/1/09	5,105	5,661
8% 11/1/07 (FGIC Insured)	2,000	2,100
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2005 A, 5% 7/1/06 (Escrowed to Maturity) (f)	140	141
Series G, 5% 7/1/09	1,600	1,668
Series I, 4.95%, tender 7/1/14 (d)	5,000	5,232
(Cedars-Sinai Med. Ctr. Proj.):
Series A:
6.125% 12/1/30 (Pre-Refunded to 12/1/09 @ 101) (f)	8,340	9,203
6.25% 12/1/34 (Pre-Refunded to 12/1/09 @ 101) (f) .	10,000	11,078
5% 11/15/11	1,750	1,856
5% 11/15/14	1,485	1,589
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18
(MBIA Insured)	1,260	1,374

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15	$ 130	$ 58
Series 1983 A, 0% 2/1/15 (MBIA Insured)	8,187	4,035
Series J, 4.85% 8/1/27 (MBIA Insured) (e)	1,460	1,465
California Infrastructure & Econ. Dev. Bank Rev.:
(Bay Area Toll Bridges Seismic Retrofit Prog.) Series A,
5.25% 7/1/16	4,900	5,364
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,144
5.25% 2/1/32 (AMBAC Insured)	6,295	6,714
5% 10/1/33	7,235	7,553
5.5% 6/1/24 (Pre-Refunded to 6/1/10 @ 101) (f)	5,610	6,116
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender
6/1/07 (FGIC Insured) (d)(e)	6,000	5,998
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14
(MBIA Insured)	4,000	4,605
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) Series A1, 4.7%, tender
4/1/12 (d)(e)	3,000	3,065
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,670
5% 6/1/14	2,000	2,144
5.25% 6/1/24	3,400	3,636
5.25% 6/1/25	2,500	2,670
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,689
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,425	1,466
(Capitol East End Complex-Blocks 171-174 & 225 Proj.)
Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,424
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	11,074
Series A:
5.25% 6/1/12	2,485	2,681
5.5% 6/1/15	1,000	1,110
(Dept. of Corrections Proj.) Series E, 5.5% 6/1/15
(FSA Insured)	2,000	2,193
(Dept. of Corrections, Madera State Prison Proj.) Series E:
5.5% 6/1/15	8,275	8,993
6% 6/1/07	1,590	1,637

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Pub. Works Board Lease Rev.: – continued
(Dept. of Corrections, Monterey County State Prison Proj.):
Series C:
5.5% 6/1/15	$ 6,100	$ 6,755
5.5% 6/1/17 (MBIA Insured)	4,775	5,328
Series D:
5.375% 11/1/12	1,250	1,290
5.375% 11/1/13	5,055	5,218
5.375% 11/1/14	5,000	5,161
(Dept. of Corrections, Susanville State Prison Proj.) Series D,
5.25% 6/1/15 (FSA Insured)	4,000	4,412
(Kern County at Delano II Proj.) Series 2003 C, 5.5%
6/1/13	2,000	2,196
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,362
(Ten Administrative Segregation Hsg. Units Proj.) Series
2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,691
(Various California State Univ. Projs.):
Series A, 6.1% 10/1/06	1,210	1,225
Series B:
5.5% 6/1/19	1,650	1,652
6.4% 12/1/09	3,700	4,069
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,432
Series 2005 A, 5.25% 6/1/30	4,000	4,243
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,898
Series 2005 K, 5% 11/1/17	5,625	6,035
California State Univ. Rev. & Colleges (Systemwide Proj.)
Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,415
5.5% 11/1/16 (AMBAC Insured)	1,500	1,665
California Statewide Cmntys. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25%
6/1/23 (FSA Insured)	1,800	1,945
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C,
3.85%, tender 6/1/12 (d)	3,000	2,965
(Kaiser Permanente Health Sys. Proj.):
Series 2004 G, 2.3%, tender 5/1/07 (d)	6,350	6,268
Series 2004 H, 2.625%, tender 5/1/08 (d)	1,000	976
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75%
6/1/30 (AMBAC Insured)	10,000	10,398
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,266

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Statewide Cmntys. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.):
6% 7/1/09	$ 985	$ 1,024
6% 7/1/09 (Escrowed to Maturity) (f)	1,450	1,510
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	2,710	2,819
5.5% 7/1/07	1,425	1,462
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured) .	1,700	1,149
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.)
Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,753
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice
Gen. Proj.) 6% 7/1/09	355	356
Commerce Refuse To Energy Auth. Rev.:
5.25% 7/1/08 (MBIA Insured)	1,000	1,040
5.5% 7/1/11 (MBIA Insured)	2,170	2,366
5.5% 7/1/14 (MBIA Insured)	1,545	1,721
5.5% 7/1/15 (MBIA Insured)	2,685	3,007
Compton Unified School District Series 2002 B, 5.5% 6/1/25
(MBIA Insured)	2,800	3,113
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp.
Proj.) 0% 11/1/14 (Escrowed to Maturity) (f)	3,000	2,127
Corona-Norco Unified School District Series D, 0% 9/1/27
(FSA Insured)	3,000	1,129
CSCUI Fing. Auth. Rev. (Rental Hsg. and Town Ctr. Proj.)
Series 2004 A, 2.5%, tender 8/1/07, LOC Citibank NA,
New York (d)	5,500	5,403
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,000	1,069
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,177
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	894
5% 4/1/11	2,780	2,863
5% 4/1/12	4,210	4,326
5% 4/1/13	1,830	1,877
5.25% 4/1/09	1,600	1,650
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5%
6/1/35	10,000	10,544
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17
(AMBAC Insured)	2,420	2,606

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities
District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	$ 4,000	$ 5,162
Empire Union School District Spl. Tax (Cmnty. Facilities District
No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	720
0% 10/1/25 (AMBAC Insured)	1,665	685
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	853
0% 8/1/21 (MBIA Insured)	1,000	507
Escondido Union High School District 0% 11/1/16 (Escrowed
to Maturity) (f)	3,500	2,252
Fairfield Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09
(MBIA Insured)	2,080	1,861
Fairfield-Suisun Unified School District 5.5% 8/1/28
(MBIA Insured)	3,000	3,328
Folsom Cordova Unified School District School Facilities Impt.
District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	700
Folsom Cordova Unified School District School Facilities Impt.
District #2 (1998 Fing. Proj.) Series A, 0% 10/1/26
(MBIA Insured)	2,290	904
Foothill-De Anza Cmnty. College District:
0% 8/1/15 (MBIA Insured)	2,430	1,666
0% 8/1/20 (MBIA Insured)	6,425	3,470
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (f)	18,535	13,066
0% 1/1/18 (Escrowed to Maturity) (f)	1,000	611
5% 1/1/35 (MBIA Insured)	24,070	24,632
0% 1/15/27 (a)	4,000	3,484
0% 1/15/27 (MBIA Insured) (a)	4,500	4,162
0% 1/15/29 (a)	4,000	3,484
5% 1/15/16 (MBIA Insured)	5,860	6,209
5.5% 1/15/08 (MBIA Insured)	8,945	9,291
5.75% 1/15/40	8,155	8,334
Fremont Unified School District, Alameda County Series F, 0%
8/1/09 (MBIA Insured)	1,000	887
Fullerton Univ. Foundation Auxiliary Organization Rev.
Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,381
5.75% 7/1/30 (MBIA Insured)	1,000	1,100
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	12,245	13,363

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	$ 12,755	$ 12,876
6.625% 6/1/40	1,950	2,178
6.75% 6/1/39	12,480	14,035
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	5,000	5,393
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (f)	4,400	4,619
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (f)	490	514
Series A:
5% 6/1/35 (FGIC Insured)	17,150	17,950
5% 6/1/38 (FGIC Insured)	11,335	11,837
5% 6/1/45	16,425	16,844
Series B:
5% 6/1/09 (Escrowed to Maturity) (f)	3,000	3,140
5% 6/1/11 (Escrowed to Maturity) (f)	3,610	3,853
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	5,035	5,589
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18
(MBIA Insured)	2,750	1,614
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.)
7.3% 9/1/11 (MBIA Insured)	555	657
Long Beach Hbr. Rev. Series A:
5% 5/15/14 (FGIC Insured) (e)	2,000	2,134
5% 5/15/15 (FGIC Insured) (e)	1,000	1,062
6% 5/15/09 (FGIC Insured) (e)	3,450	3,679
6% 5/15/10 (FGIC Insured) (e)	1,000	1,086
6% 5/15/12 (FGIC Insured) (e)	3,500	3,899
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont
Manchester Social Services Proj.):
5% 9/1/11 (AMBAC Insured)	1,725	1,847
5% 9/1/21 (AMBAC Insured)	2,805	2,981
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/11 (Escrowed to Maturity) (f)	6,400	5,196
0% 9/1/13 (Escrowed to Maturity) (f)	3,380	2,521
(Disney Parking Proj.):
0% 3/1/10	2,000	1,718
0% 3/1/11	1,950	1,606
0% 3/1/12	2,180	1,705
0% 3/1/13	6,490	4,866
0% 9/1/14 (AMBAC Insured)	3,860	2,746
0% 3/1/18	3,000	1,741

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Los Angeles County Ctfs. of Prtn.: – continued
(Disney Parking Proj.):
0% 3/1/19	$ 3,200	$ 1,754
0% 3/1/20	1,000	517
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.
(Proposition C Proj.) Second Tier Sr. Series A, 5.25%
7/1/25 (FGIC Insured)	3,500	3,723
Los Angeles County Schools Regionalized Bus. Svcs. Corp.
Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,158
5.375% 9/1/17 (FSA Insured)	1,095	1,213
5.375% 9/1/18 (FSA Insured)	1,155	1,271
5.375% 9/1/19 (FSA Insured)	1,210	1,328
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.)
Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,944
Los Angeles Dept. Arpts. Rev.:
(Los Angeles Int’l. Arpt. Proj.) Series D, 5.625% 5/15/12
(FGIC Insured) (e)	290	293
Series A, 5.25% 5/15/19 (FGIC Insured)	3,000	3,228
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (f)	3,120	3,123
4.75% 8/15/16 (Escrowed to Maturity) (f)	1,395	1,396
4.75% 10/15/20 (Escrowed to Maturity) (f)	150	150
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,489
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,119
5.5% 10/15/11 (Escrowed to Maturity) (f)	3,670	3,885
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (b)(e)	6,265	6,568
Series B, 5.5% 8/1/08 (e)	1,505	1,531
7.6% 10/1/18 (Escrowed to Maturity) (f)	13,625	16,755
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,239
Series A:
5.25% 7/1/19 (MBIA Insured)	3,160	3,438
5.375% 7/1/17 (MBIA Insured)	8,095	8,947
5.375% 7/1/18 (Pre Refunded to 7/1/13 @ 100) (f)	2,945	3,279
Series E, 5.125% 1/1/27 (MBIA Insured)	1,250	1,331
M S R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75%
7/1/20 (Escrowed to Maturity) (f)	2,285	2,725
Manhattan Beach Unified School District Series A, 0% 9/1/09
(FGIC Insured)	975	862

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Merced Union High School District Series A, 0% 8/1/22
(FGIC Insured)	$ 1,100	$ 534
Metropolitan Wtr. District Southern California Wtrwks. Rev.
Series 2005 A, 5% 7/1/35 (FSA Insured)	15,000	15,823
Modesto Elementary School District, Stanislaus County
Series A:
0% 8/1/21 (FGIC Insured)	2,000	1,013
0% 8/1/25 (FGIC Insured)	2,800	1,160
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23
(AMBAC Insured)	2,500	2,733
(Golf Course Refing. Proj.) Series B, 5% 11/1/23
(FGIC Insured)	1,585	1,765
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5%
10/1/17 (Escrowed to Maturity) (f)	5,000	5,007
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10
(Escrowed to Maturity) (f)	2,270	1,907
Mojave Wtr. Agcy. Impt. District M Gen. Oblig. (Morongo
Basin Pipeline Proj.):
5% 9/1/11 (AMBAC Insured) (b)	1,840	1,955
5% 9/1/12 (AMBAC Insured) (b)	1,925	2,051
Monrovia Unified School District Series B, 0% 8/1/33
(FGIC Insured)	2,500	730
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	633
Monterey County Ctfs. of Prtn. Series 2001, 5.25% 8/1/16
(MBIA Insured)	2,445	2,647
Moreland School District Series 2003 B, 0% 8/1/27
(FGIC Insured)	1,485	561
Murrieta Valley Unified School District Series A, 0% 9/1/13
(FGIC Insured)	1,500	1,122
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,522
12% 8/1/17 (FSA Insured)	1,000	1,731
North City West School Facilities Fing. Auth. Spl. Tax:
Subseries B:
5.25% 9/1/23 (AMBAC Insured)	1,530	1,711
5.25% 9/1/25 (AMBAC Insured)	1,835	2,056
Subseries C:
5% 9/1/16 (AMBAC Insured) (b)	1,000	1,078
5% 9/1/17 (AMBAC Insured) (b)	2,735	2,950

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	$ 2,415	$ 2,426
(Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded
to 7/1/21 @ 100) (f)	3,850	5,242
Northern California Transmission Auth. Rev. (Ore Trans. Proj.)
Series A, 7% 5/1/13 (MBIA Insured)	7,100	8,328
Novato Unified School District 5.25% 8/1/17 (FGIC Insured) .	1,000	1,088
Oakland Redev. Agcy. Sub Tax Allocation (Central District
Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (f)	1,000	1,086
5.5% 9/1/17 (FGIC Insured)	3,000	3,307
Oakland Unified School District Alameda County 5% 8/1/16
(MBIA Insured)	4,740	5,163
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.)
0% 8/1/10 (MBIA Insured)	3,255	2,782
Orange County Local Trans. Auth. Sales Tax Rev. 6.2%
2/14/11 (AMBAC Insured)	7,000	7,757
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (e)	3,620	3,871
5.75% 12/1/11 (AMBAC Insured) (e)	4,000	4,401
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr.
Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,153
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (e)	1,785	1,849
5% 5/1/10 (AMBAC Insured) (e)	1,820	1,899
5% 5/1/12 (AMBAC Insured) (e)	2,065	2,176
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities
District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,883
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,073
0% 8/1/21 (FGIC Insured)	1,000	511
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A,
3.75% 7/1/12	3,225	3,241
Pomona Unified School District Series C, 6% 8/1/30
(Escrowed to Maturity) (f)	4,035	4,287
Port of Oakland Gen. Oblig.:
Series L, 5.5% 11/1/20 (FGIC Insured) (e)	3,405	3,649
5% 11/1/15 (MBIA Insured) (e)	5,850	6,154
5% 11/1/17 (MBIA Insured) (e)	3,355	3,515
5% 11/1/18 (MBIA Insured) (e)	2,740	2,863

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Port of Oakland Port Rev. Series G, 5.375% 11/1/08
(MBIA Insured) (e)	$ 1,805	$ 1,883
Rancho Santiago Cmnty. College District 5.25% 9/1/21
(FSA Insured)	2,705	3,086
Redwood City Elementary School District 0% 8/1/20
(FGIC Insured)	4,825	2,588
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev.
Proj.) 7% 7/1/09 (FSA Insured)	75	75
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside
County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	17,395
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,195
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev.
Projs.):
Series 2005 A:
4.8% 10/1/07	200	203
4.8% 10/1/07 (Pre-Refunded to 10/1/06 @ 102) (f)	570	586
5% 10/1/08	210	216
5% 10/1/08 (Pre-Refunded to 10/1/06 @ 102) (f)	595	613
5% 10/1/09	215	221
5% 10/1/09 (Pre-Refunded to 10/1/06 @ 102) (f)	600	618
5.1% 10/1/10	230	237
5.1% 10/1/10 (Pre-Refunded to 10/1/06 @ 102) (f)	660	680
5.25% 10/1/12	255	262
5.5% 10/1/22	830	855
Series A:
4.8% 10/1/07 (Pre-Refunded to 10/1/06 @ 102) (f)	310	319
5% 10/1/08 (Pre-Refunded to 10/1/06 @ 102) (f)	330	340
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,998
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,179
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,289
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	603
0% 8/1/25 (FGIC Insured)	2,725	1,140
0% 8/1/26 (FGIC Insured)	1,365	543
0% 8/1/27 (FGIC Insured)	2,500	944
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	730
0% 8/1/27 (FGIC Insured)	1,940	733

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4%
11/1/20 (AMBAC Insured)	$ 2,000	$ 2,247
Sacramento City Fing. Auth. Rev. (Combined Area Projs.)
Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,241
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,625
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,164
Series R, 5% 8/15/33 (MBIA Insured)	5,600	5,855
Sacramento Pwr. Auth. Cogeneration Proj. Rev. 6.5% 7/1/06 .	4,500	4,532
Salinas Union High School District Series A, 5.25% 10/1/17
(FGIC Insured)	1,410	1,556
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to
Maturity) (f)	8,500	11,090
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,188
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29	6,800	7,405
(The Bishop’s School Proj.) Series A, 6% 9/1/34, LOC Bank
of New York, New York	4,090	4,633
5% 11/15/16 (AMBAC Insured)	2,000	2,174
5% 11/15/17 (AMBAC Insured)	2,000	2,164
5% 11/15/18 (AMBAC Insured)	2,000	2,156
5.25% 10/1/11	1,705	1,826
San Diego County Reg’l. Arpt. Auth. Arpt. Rev. 5% 7/1/12
(AMBAC Insured) (e)	2,200	2,331
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,763
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to
7/1/12 @ 101) (f)	4,325	4,736
San Francisco Bay Area Rapid Trans. District Sales Tax Rev.
5.25% 7/1/18	1,620	1,701
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.)
5.75% 2/1/07	1,500	1,522
San Francisco City & County Arpts. Commission Int’l. Arpt.
Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (e)	6,000	6,177
5.25% 1/1/18 (AMBAC Insured) (e)	4,515	4,674
Second Series 12A, 5.625% 5/1/08 (FGIC Insured) (e)	1,625	1,647
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (e)	1,355	1,423

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
San Francisco City & County Arpts. Commission Int’l. Arpt.
Rev.: – continued
Second Series 16A, 5.5% 5/1/08 (FSA Insured) (e)	$ 2,945	$ 3,055
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (e)	3,280	3,417
5.25% 5/1/14 (MBIA Insured) (e)	2,750	2,864
Second Series 23A:
5.5% 5/1/07 (FGIC Insured) (e)	1,045	1,065
5.5% 5/1/08 (FGIC Insured) (e)	2,755	2,858
Second Series 27A, 5.5% 5/1/08 (MBIA Insured) (e)	4,045	4,196
San Francisco City & County Redev. Fing. Auth. Tax Allocation
Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10
(MBIA Insured)	1,475	1,261
Series A:
0% 8/1/09 (FGIC Insured)	1,085	962
0% 8/1/10 (FGIC Insured)	1,085	927
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	4,483
Series A:
0% 1/15/10 (MBIA Insured)	2,240	1,952
0% 1/15/12 (MBIA Insured)	7,000	5,600
0% 1/15/15 (MBIA Insured)	5,000	3,489
0% 1/15/20 (MBIA Insured)	3,765	2,067
0% 1/15/31 (MBIA Insured)	5,000	1,575
0% 1/15/34 (MBIA Insured)	10,000	2,703
5.25% 1/15/30 (MBIA Insured)	12,145	12,539
5.5% 1/15/28	1,060	1,047
0% 1/1/12 (Escrowed to Maturity) (f)	10,000	7,972
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,076
Series B, 5% 3/1/09 (FSA Insured) (e)	5,395	5,587
San Jose Unified School District, Santa Clara County Series A,
5.375% 8/1/20 (FSA Insured)	1,895	2,055
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375%
8/1/24 (MBIA Insured)	1,000	1,064
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0%
9/1/15 (Escrowed to Maturity) (f)	1,990	1,366
San Mateo County Cmnty. College District Series A, 0%
9/1/18 (FGIC Insured)	3,000	1,765

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
San Mateo Unified School District (Election of 2000 Proj.)
Series B:
0% 9/1/23 (FGIC Insured)	$ 2,000	$ 920
0% 9/1/25 (FGIC Insured)	1,490	621
0% 9/1/26 (FGIC Insured)	1,500	594
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,435
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured) (c)	4,650	5,009
5.75% 8/1/30 (FGIC Insured)	7,490	8,044
Santa Clara County Trans. District Sales Tax Rev. Series A,
5.25% 6/1/21	8,500	8,866
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2,
2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,242
Santa Monica Redev. Agcy. Tax Allocation Rev. (Earthquake
Recovery Redev. Proj.) Series 1999, 5.75% 7/1/22
(AMBAC Insured)	8,395	9,017
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	398
0% 5/1/28 (MBIA Insured)	3,340	1,211
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,560
6.75% 7/1/11	6,500	7,393
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A,
5.25% 5/1/14 (MBIA Insured)	1,000	1,023
Sulphur Springs Union School District Series A, 0% 9/1/12
(MBIA Insured)	2,750	2,148
Sulphur Springs Union School District Ctfs. of Prtn. (2002
School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09
(FSA Insured) (d)	3,000	2,963
Tahoe-Truckee Joint Unified School District Series A, 0%
9/1/10 (FGIC Insured)	3,465	2,773
Tobacco Securitization Auth. Northern California Tobacco
Settlement Rev. Series 2001 A, 5.25% 6/1/31
(Pre-Refunded to 6/1/11 @ 100) (f)	2,025	2,190
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B,
5.25% 6/1/34 (AMBAC Insured)	3,000	3,211
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.)
Series 2001 A:
5.5% 6/1/31	2,350	2,461
6% 6/1/22	1,100	1,223
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,197

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	$ 1,000	$ 585
0% 9/1/21 (FGIC Insured)	2,995	1,512
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	2,120	2,332
5.5% 5/15/24 (AMBAC Insured)	1,000	1,096
Series B, 5.5% 5/15/18 (AMBAC Insured)	7,035	7,860
4.55% 12/1/09 (g)	21,639	21,875
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	3,053
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,156
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,272
5% 5/15/17 (FSA Insured)	4,000	4,312
5.25% 5/15/16 (AMBAC Insured)	5,000	5,482
Series C, 4.75% 5/15/37 (MBIA Insured)	3,980	4,050
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	1,360	1,369
5.25% 1/1/13	8,500	8,559
Val Verde Unified School District Ctfs. of Prtn.:
Series B, 5% 1/1/35 (FGIC Insured)	3,085	3,212
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (f)	1,000	1,117
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (f)	1,380	1,541
Victor Elementary School District Series A, 0% 6/1/14
(MBIA Insured)	2,375	1,713
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	143
5.375% 8/1/16 (FSA Insured)	100	110
5.375% 8/1/16 (Pre-Refunded to 8/1/12 @ 100) (f)	900	993
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	929
0% 8/1/31 (FGIC Insured)	2,715	834
0% 8/1/32 (FGIC Insured)	1,315	384
5.25% 8/1/16 (FGIC Insured)	1,000	1,106
Washington Unified School District Yolo County Series A, 0%
8/1/27 (FGIC Insured)	5,000	1,908
Yuba City Unified School District Series A, 0% 9/1/21
(FGIC Insured)	2,090	1,055
		1,619,778

See accompanying notes which are an integral part of the financial statements.

Annual Report

26

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Guam 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
5% 7/1/09	$ 1,100	$ 1,121
5.875% 7/1/35	1,615	1,707
		2,828

Puerto Rico 0.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.
Series Y, 5.5% 7/1/36 (MBIA Insured)	2,810	3,159
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series
2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (f)	5,620	6,088
5.5% 10/1/40 (Escrowed to Maturity) (f)	920	993
		10,240

Virgin Islands – 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	550	574
5.25% 10/1/15	1,255	1,350
		1,924

TOTAL INVESTMENT PORTFOLIO 100.1%
(Cost $1,563,606)		1,634,770

NET OTHER ASSETS – (0.1)%		(958)

NET ASSETS 100%		$ 1,633,812

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value (000s)	(Depreciation)
(000s)

Sold

Treasury Contracts
120 U.S. Treasury 10-Year Bond Contracts	June 2006	$ 12,949	$ (6)

The face value of futures sold as a percentage of net assets 0.8%

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Investments continued

Legend

(a) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $108,000.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(f) Security collateralized by an amount
sufficient to pay interest and principal.

(g) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $21,875,000
or 1.3% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Univ. of California
Revs. (UCLA Med.
Ctr. Proj.) 4.55%
12/1/09	3/6/02	$ 21,639

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	37.8%
Escrowed/Pre Refunded	12.6%
Transportation	11.6%
Electric Utilities	6.7%
Education	6.6%
Health Care	6.5%
Special Tax	6.1%
Others* (individually less than 5%)	12.1%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report 28

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		February 28, 2006

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $1,563,606)		$ 1,634,770
Cash		2,969
Receivable for fund shares sold		1,513
Interest receivable		17,895
Prepaid expenses		6
Other receivables		115
Total assets		1,657,268

Liabilities
Payable for investments purchased
Regular delivery	$ 5,225
Delayed delivery	14,532
Payable for fund shares redeemed	1,242
Distributions payable	1,588
Accrued management fee	501
Distribution fees payable	15
Payable for daily variation on futures contracts	45
Other affiliated payables	244
Other payables and accrued expenses	64
Total liabilities		23,456

Net Assets		$ 1,633,812
Net Assets consist of:
Paid in capital		$ 1,559,096
Undistributed net investment income		1,565
Accumulated undistributed net realized gain (loss) on
investments		1,993
Net unrealized appreciation (depreciation) on
investments		71,158
Net Assets		$ 1,633,812

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Financial Statements continued

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	February 28, 2006

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($11,019 ÷ 884.5 shares)	$ 12.46

Maximum offering price per share (100/95.25 of $12.46)	$ 13.08
Class T:
Net Asset Value and redemption price per share ($4,047
÷ 324.4 shares)	$ 12.48

Maximum offering price per share (100/96.50 of $12.48)	$ 12.93
Class B:
Net Asset Value and offering price per share ($5,413 ÷
434.8 shares)A	$ 12.45

Class C:
Net Asset Value and offering price per share ($9,936 ÷
798.6 shares)A	$ 12.44

California Municipal Income:
Net Asset Value, offering price and redemption price per
share ($1,601,254 ÷ 128,664.2 shares)	$ 12.45

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($2,143 ÷ 171.9 shares)	$ 12.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report 30

Statement of Operations
Amounts in thousands	Year ended February 28, 2006

Investment Income
Interest		$ 71,726

Expenses
Management fee	$ 5,884
Transfer agent fees	1,098
Distribution fees	176
Accounting fees and expenses	315
Independent trustees’ compensation	7
Custodian fees and expenses	25
Registration fees	82
Audit	58
Legal	13
Miscellaneous	64
Total expenses before reductions	7,722
Expense reductions	(510)	7,212

Net investment income		64,514
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		14,409
Change in net unrealized appreciation (depreciation) on:
Investment securities	(18,528)
Futures contracts	(6)
Total change in net unrealized appreciation
(depreciation)		(18,534)
Net gain (loss)		(4,125)
Net increase (decrease) in net assets resulting from
operations		$ 60,389

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Financial Statements continued

Statement of Changes in Net Assets
		Year ended	Year ended
		February 28,	February 28,
Amounts in thousands		2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income		$ 64,514	$ 62,406
Net realized gain (loss)		14,409	6,681
Change in net unrealized appreciation (depreciation) .		(18,534)	(28,124)
Net increase (decrease) in net assets resulting from
operations		60,389	40,963
Distributions to shareholders from net investment income	.	(64,389)	(61,948)
Distributions to shareholders from net realized gain		(9,643)	(16,367)
Total distributions		(74,032)	(78,315)
Share transactions - net increase (decrease)		114,062	(6,521)
Redemption fees		17	29
Total increase (decrease) in net assets		100,436	(43,844)

Net Assets
Beginning of period		1,533,376	1,577,220
End of period (including undistributed net investment
income of $1,565 and undistributed net investment
income of $1,615, respectively)		$ 1,633,812	$ 1,533,376

See accompanying notes which are an integral part of the financial statements.

Annual Report

32

Financial Highlights Class A
Years ended February 28,	2006	2005	2004H	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 12.56	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment incomeE	490	.505	.521	.303
Net realized and unrealized gain (loss)	(.025)	(.149)	.248	.212
Total from investment operations	465	.356	.769	.515
Distributions from net investment income	(.490)	(.501)	(.517)	(.297)
Distributions from net realized gain	(.075)	(.135)	(.172)	(.058)
Total distributions	(.565)	(.636)	(.689)	(.355)
Redemption fees added to paid in capitalE,I	—	—	—	—
Net asset value, end of period	$ 12.46	$ 12.56	$ 12.84	$ 12.76
Total ReturnB,C,D	3.78%	2.92%	6.25%	4.13%
Ratios to Average Net AssetsG
Expenses before reductions	65%	.66%	.65%	.66%A
Expenses net of fee waivers, if any	65%	.66%	.65%	.66%A
Expenses net of all reductions	62%	.65%	.65%	.65%A
Net investment income	3.93%	4.04%	4.12%	4.18%A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 7	$ 6	$ 3
Portfolio turnover rate	19%	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H For the year ended February 29.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Financial Highlights Class T
Years ended February 28,	2006	2005	2004H	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 12.58	$ 12.86	$ 12.79	$ 12.60
Income from Investment Operations
Net investment incomeE	477	.492	.508	.296
Net realized and unrealized gain (loss)	(.027)	(.150)	.237	.241
Total from investment operations	450	.342	.745	.537
Distributions from net investment income	(.475)	(.487)	(.503)	(.289)
Distributions from net realized gain	(.075)	(.135)	(.172)	(.058)
Total distributions	(.550)	(.622)	(.675)	(.347)
Redemption fees added to paid in capitalE,I	—	—	—	—
Net asset value, end of period	$ 12.48	$ 12.58	$ 12.86	$ 12.79
Total ReturnB,C,D	3.66%	2.80%	6.04%	4.31%
Ratios to Average Net AssetsG
Expenses before reductions	77%	.77%	.76%	.77%A
Expenses net of fee waivers, if any	77%	.77%	.76%	.77%A
Expenses net of all reductions	73%	.76%	.76%	.76%A
Net investment income	3.81%	3.93%	4.01%	4.07%A
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 3	$ 4	$ 1
Portfolio turnover rate	19%	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H For the year ended February 29.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

34

Financial Highlights Class B
Years ended February 28,	2006	2005	2004H	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 12.55	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment incomeE	394	.409	.426	.247
Net realized and unrealized gain (loss)	(.026)	(.159)	.248	.210
Total from investment operations	368	.250	.674	.457
Distributions from net investment income	(.393)	(.405)	(.422)	(.239)
Distributions from net realized gain	(.075)	(.135)	(.172)	(.058)
Total distributions	(.468)	(.540)	(.594)	(.297)
Redemption fees added to paid in capitalE,I	—	—	—	—
Net asset value, end of period	$ 12.45	$ 12.55	$ 12.84	$ 12.76
Total ReturnB,C,D	2.99%	2.06%	5.46%	3.66%
Ratios to Average Net AssetsG
Expenses before reductions	1.42%	1.42%	1.41%	1.42%A
Expenses net of fee waivers, if any	1.42%	1.42%	1.41%	1.42%A
Expenses net of all reductions	1.39%	1.41%	1.40%	1.42%A
Net investment income	3.15%	3.28%	3.37%	3.42%A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 5	$ 4
Portfolio turnover rate	19%	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H For the year ended February 29.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

Financial Highlights Class C
Years ended February 28,	2006	2005	2004H	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 12.55	$ 12.83	$ 12.75	$ 12.60
Income from Investment Operations
Net investment incomeE	382	.397	.411	.239
Net realized and unrealized gain (loss)	(.035)	(.149)	.248	.200
Total from investment operations	347	.248	.659	.439
Distributions from net investment income	(.382)	(.393)	(.407)	(.231)
Distributions from net realized gain	(.075)	(.135)	(.172)	(.058)
Total distributions	(.457)	(.528)	(.579)	(.289)
Redemption fees added to paid in capitalE,I	—	—	—	—
Net asset value, end of period	$ 12.44	$ 12.55	$ 12.83	$ 12.75
Total ReturnB,C,D	2.81%	2.04%	5.34%	3.52%
Ratios to Average Net AssetsG
Expenses before reductions	1.52%	1.52%	1.52%	1.54%A
Expenses net of fee waivers, if any	1.52%	1.52%	1.52%	1.54%A
Expenses net of all reductions	1.49%	1.51%	1.51%	1.53%A
Net investment income	3.06%	3.18%	3.25%	3.30%A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 11	$ 12	$ 7
Portfolio turnover rate	19%	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H For the year ended February 29.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

36

Financial Highlights California Municipal Income
Years ended February 28,	2006	2005	2004D	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 12.55	$ 12.83	$ 12.75	$ 12.55	$ 12.35
Income from Investment Operations
Net investment incomeB	512	.527	.544	.546	.555
Net realized and unrealized gain
(loss)	(.025)	(.149)	.247	.265	.211
Total from investment operations	487	.378	.791	.811	.766
Distributions from net investment
income	(.512)	(.523)	(.539)	(.541)	(.552)
Distributions from net realized gain	(.075)	(.135)	(.172)	(.070)	(.015)
Total distributions	(.587)	(.658)	(.711)	(.611)	(.567)
Redemption fees added to paid in
capitalB	—E	—E	—E	—E	.001
Net asset value, end of period	$ 12.45	$ 12.55	$ 12.83	$ 12.75	$ 12.55
Total ReturnA	3.97%	3.11%	6.44%	6.64%	6.36%
Ratios to Average Net AssetsC
Expenses before reductions	48%	.48%	.48%	.49%	.48%
Expenses net of fee waivers, if any	48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	45%	.47%	.48%	.47%	.43%
Net investment income	4.10%	4.22%	4.29%	4.34%	4.47%
Supplemental Data
Net assets, end of period
(in millions)	$ 1,601	$ 1,506	$ 1,550	$ 1,683	$ 1,654
Portfolio turnover rate	19%	15%	18%	18%	13%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
D For the year ended February 29.
E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

Financial Highlights Institutional Class
Years ended February 28,	2006	2005	2004G	2003E
Selected Per Share Data
Net asset value, beginning of period	$ 12.57	$ 12.85	$ 12.76	$ 12.60
Income from Investment Operations
Net investment incomeD	509	.529	.546	.316
Net realized and unrealized gain (loss)	(.025)	(.151)	.254	.211
Total from investment operations	484	.378	.800	.527
Distributions from net investment income	(.509)	(.523)	(.538)	(.309)
Distributions from net realized gain	(.075)	(.135)	(.172)	(.058)
Total distributions	(.584)	(.658)	(.710)	(.367)
Redemption fees added to paid in capitalD,H	—	—	—	—
Net asset value, end of period	$ 12.47	$ 12.57	$ 12.85	$ 12.76
Total ReturnB,C	3.94%	3.10%	6.51%	4.23%
Ratios to Average Net AssetsF
Expenses before reductions	50%	.47%	.49%	.50%A
Expenses net of fee waivers, if any	50%	.47%	.49%	.50%A
Expenses net of all reductions	46%	.47%	.49%	.49%A
Net investment income	4.08%	4.23%	4.28%	4.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,143	$ 1,057	$ 264	$ 1,499
Portfolio turnover rate	19%	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G For the year ended February 29.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

38

Notes to Financial Statements

For the period ended February 28, 2006 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity California Municipal Income Fund (the fund) is a fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan California Municipal Income Fund to Fidelity California Municipal Income Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massa chusetts business trust.

The fund offers Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privi leges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain ex pense reductions also differ by class.

The fund may be affected by economic and political developments in the state of Califor nia. The financial statements have been prepared in conformity with accounting prin ciples generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

39 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains, futures transactions, market discount, deferred trustees compensation and losses deferred due to wash sales and futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation		$ 70,724
Unrealized depreciation		(1,807)
Net unrealized appreciation (depreciation)		68,917
Undistributed ordinary income		842
Undistributed long term capital gain		4,225

Cost for federal income tax purposes		$ 1,565,853

Annual Report	40

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued
The tax character of distributions paid was as follows:
	February 28, 2006	February 28, 2005
Tax exempt Income	$ 64,389	$ 61,948
Ordinary Income	—	1,596
Long term Capital Gains	9,643	14,771
Total	$ 74,032	$ 78,315

Short Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount (“initial margin”) equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily

41 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)
2. Operating Policies continued
Futures Contracts continued

fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabili ties. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $424,619 and $289,699, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was ..37% of the fund’s average net assets.

Annual Report

42

4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$ 14	$ —
Class T	0%	.25%	8	—
Class B	65%	.25%	47	34
Class C	75%	.25%	107	23
			$ 176	$ 57

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$ 12
Class T	2
Class B*	10
Class C*	1
$ 25

*	When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund’s Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except

43 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)
4. Fees and Other Transactions with Affiliates continued
Transfer Agent and Accounting Fees continued

for California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servic ing agent functions. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

		% of
		Average
	Amount	Net Assets
Class A		$ 8.09
Class T		4.11
Class B		6.11
Class C		12.11
California Municipal Income		1,067.07
Institutional Class		1.09
	$ 1,098

Citibank also has a sub arrangement with FSC to maintain the fund’s accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

44

6. Expense Reductions.

Through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and accounting expenses by $25 and $288 respectively. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$ 1
Class B	1
Class C	1
California Municipal Income	194
$ 197

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrange ments is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
		Years ended February 28,
		2006	2005
From net investment income
Class A		$ 357	$ 245
Class T		127	122
Class B		164	163
Class C		328	344
California Municipal Income		63,354	61,059
Institutional Class		59	15
Total		$ 64,389	$ 61,948
From net realized gain
Class A		$ 60	$ 67
Class T		23	37
Class B		32	54
Class C		62	126
California Municipal Income		9,454	16,080
Institutional Class		12	3
Total		$ 9,643	$ 16,367

	45		Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended February 28,		Years ended February 28,
	2006	2005	2006	2005
Class A
Shares sold	494	287	$ 6,170	$ 3,591
Reinvestment of distributions	21	14	263	181
Shares redeemed	(200)	(187)	(2,491)	(2,320)
Net increase (decrease)	315	114	$ 3,942	$ 1,452
Class T
Shares sold	108	75	$ 1,359	$ 935
Reinvestment of distributions	11	11	142	138
Shares redeemed	(43)	(136)	(544)	(1,699)
Net increase (decrease)	76	(50)	$ 957	$ (626)
Class B
Shares sold	114	51	$ 1,426	$ 637
Reinvestment of distributions	7	7	86	93
Shares redeemed	(75)	(76)	(941)	(941)
Net increase (decrease)	46	(18)	$ 571	$ (211)
Class C
Shares sold	215	152	$ 2,683	$ 1,901
Reinvestment of distributions	21	26	262	322
Shares redeemed	(292)	(293)	(3,632)	(3,634)
Net increase (decrease)	(56)	(115)	$ (687)	$ (1,411)
California Municipal Income
Shares sold	22,396	17,210	$ 279,941	$ 215,284
Reinvestment of distributions	4,064	4,369	50,716	54,476
Shares redeemed	(17,827)	(22,310)	(222,480)	(276,287)
Net increase (decrease)	8,633	(731)	$ 108,177	$ (6,527)
Institutional Class
Shares sold	145	64	$ 1,818	$ 824
Reinvestment of distributions	2	1	20	6
Shares redeemed	(59)	(2)	(736)	(28)
Net increase (decrease)	88	63	$ 1,102	$ 802

Annual Report

46

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Fidelity California Municipal Income Fund (formerly Spartan California Municipal Income Fund):

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Municipal Income Fund (formerly Spartan California Municipal Income Fund) (a fund of Fidelity California Municipal Trust) at February 28, 2006 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity California Municipal Income Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts April 13, 2006

47 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 258 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Research & Analysis Company; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

48

Name, Age; Principal Occupation Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of California Municipal Income (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Adminis trative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

49 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005 present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Annual Report

50

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001).

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Labo ratories (private research and development, 2004 present). He is Chair man of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network sur veillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

51 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Annual Report

52

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1999). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

53 Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity California Municipal Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993 2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984 present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002 present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998 present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of California Municipal Income. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

Annual Report

54

Name, Age; Principal Occupation David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of California Municipal Income. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003 present) and an Executive Vice President of FMR (2005 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002).

Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of California Municipal Income. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present), certain Balanced Funds (2005 present), certain Asset Allocation Funds (2005 present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Douglas T. McGinley (40)

Year of Election or Appointment: 2004

Vice President of California Municipal Income. Mr. McGinley also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. McGinley worked as an analyst and port folio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of California Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Research & Analysis Company (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

55 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of California Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice Presi dent and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of California Municipal Income. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004 present) and is a Vice President (2003 present) and an employee (2002 present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

R. Stephen Ganis (39)

Year of Election or Appointment: 2006

Anti Money Laundering (AML) officer of California Municipal Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006 present) and FMR Corp. (2003 present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000 2002).

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of California Municipal Income. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of California Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004 present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002 present). He is Chief Compliance Officer of FMR (2005 present), FMR Co., Inc. (2005 present), Fidelity Management & Research (U.K.) Inc. (2005 present), Fidelity Research & Analysis Com pany (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and Strategic Advisers, Inc. (2005 present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

Annual Report

56

Name, Age; Principal Occupation Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of California Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice Presi dent of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of California Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of California Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of California Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986

Assistant Treasurer of California Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

57 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of California Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of California Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of California Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of California Municipal Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

Annual Report

58

Distributions

The Board of Trustees of Fidelity California Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
California Municipal Income	04/10/2006	04/07/2006	$.035

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2006, $14,349,210, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2006, 100% of the fund’s income dividends was free from federal income tax, and 6.85% of the fund’s income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

59 Annual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on November 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	881,855,096.85	95.113
Withheld	45,312,137.89	4.887
TOTAL	927,167,234.74	100.000
Albert R. Gamper, Jr.B
Affirmative	882,072,230.68	95.136
Withheld	45,095,004.06	4.864
TOTAL	927,167,234.74	100.000
Robert M. Gates
Affirmative	880,799,815.71	94.999
Withheld	46,367,419.03	5.001
TOTAL	927,167,234.74	100.000
George H. Heilmeier
Affirmative	881,328,368.62	95.056
Withheld	45,838,866.12	4.944
TOTAL	927,167,234.74	100.000
Abigail P. Johnson
Affirmative	875,565,638.99	94.434
Withheld	51,601,595.75	5.566
TOTAL	927,167,234.74	100.000
Edward C. Johnson 3d
Affirmative	877,690,584.35	94.664
Withheld	49,476,650.39	5.336
TOTAL	927,167,234.74	100.000
Stephen P. Jonas
Affirmative	879,581,305.23	94.868
Withheld	47,585,929.51	5.132
TOTAL	927,167,234.74	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	880,914,247.36	95.011
Withheld	46,252,987.38	4.989
TOTAL	927,167,234.74	100.000

Ned C. Lautenbach
Affirmative	881,709,719.72	95.097
Withheld	45,457,515.02	4.903
TOTAL	927,167,234.74	100.000

Marvin L. Mann
Affirmative	881,089,266.95	95.030
Withheld	46,077,967.79	4.970
TOTAL	927,167,234.74	100.000

William O. McCoy
Affirmative	881,030,337.59	95.024
Withheld	46,136,897.15	4.976
TOTAL	927,167,234.74	100.000

Robert L. Reynolds
Affirmative	879,427,100.20	94.851
Withheld	47,740,134.54	5.149
TOTAL	927,167,234.74	100.000

Cornelia M. Small
Affirmative	881,110,655.62	95.033
Withheld	46,056,579.12	4.967
TOTAL	927,167,234.74	100.000

William S. Stavropoulos
Affirmative	881,346,095.03	95.058
Withheld	45,821,139.71	4.942
TOTAL	927,167,234.74	100.000

Kenneth L. Wolfe
Affirmative	881,757,643.77	95.102
Withheld	45,409,590.97	4.898
TOTAL	927,167,234.74	100.000

Annual Report 60

PROPOSAL 2
To change the fund from a diversified to a
non-diversified fund.
	# of	% of
	Votes	Votes
Affirmative	640,581,303.10	69.090
Against	152,289,078.76	16.425
Abstain	80,198,200.08	8.650
Broker
Non Votes	54,098,652.80	5.835
TOTAL	927,167,234.74	100.000

A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

61 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Income Fund (formerly Spartan California Municipal Income Fund)

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the

Annual Report

62

management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

63 Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report 64

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

65 Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Annual Report 66

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

67 Annual Report

67

Annual Report

68

69 Annual Report

Investment Adviser
Fidelity Management & Research
Company
Boston, MA
Investment Sub Advisers
Fidelity Investments Money
Management, Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

CFL-UANN-0406 1.790911.102

Fidelity Advisor California Municipal Income Fund - Class A, Class T, Class B and Class C

Annual Report February 28, 2006

Class A, Class T, Class B, and Class C are classes of Fidelity® California Municipal Income Fund

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	7	The manager’s review of fund
		performance, strategy and outlook.
Shareholder Expense	8	An example of shareholder expenses.
Example
Investment Changes	10	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	11	A complete list of the fund’s
		investments with their market values.
Financial Statements	30	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	40	Notes to the financial statements.
Report of Independent	48
Registered Public
Accounting Firm
Trustees and Officers	49
Distributions	60
Proxy Voting Results	61

Board Approval of	63
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s port folio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversifica tion should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Invest ing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended February 28, 2006	Past 1	Past 5	Past 10
	year	years	years
Class A (incl. 4.75% sales charge)A	1.15%	4.15%	5.23%
Class T (incl. 3.50% sales charge)B	0.03%	4.37%	5.34%
Class B (incl. contingent deferred sales charge)C	1.97%	4.25%	5.45%
Class C (incl. contingent deferred sales charge)D	1.82%	4.49%	5.40%

A Class A’s 12b 1 plan currently authorizes a 0.15% 12b 1 fee. The initial offering of Class A shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of California Municipal Income, the original retail class of the fund, which has no 12b 1 fee. Had Class A shares’ 12b 1 fee been reflected, returns prior to
August 1, 2002 would have been lower.
B Class T’s 12b 1 plan currently authorizes a 0.25% 12b 1 fee. The initial offering of Class T shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of California Municipal Income, the original retail class of the fund, which has no 12b 1 fee. Had Class T shares’ 12b 1 fee been reflected, returns prior to
August 1, 2002 would have been lower.
C Class B’s 12b 1 plan currently authorizes a 0.90% 12b 1 fee. The initial offering of Class B shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of California Municipal Income, the original retail class of the fund, which has no 12b 1 fee. Had Class B shares’ 12b 1 fee been reflected, returns prior to
August 1, 2002 would have been lower. Class B shares’ contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively.
D Class C’s 12b 1 plan currently authorizes a 1.00% 12b 1 fee. The initial offering of Class C shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of California Municipal Income, the original retail class of the fund, which has no 12b 1 fee. Had Class C shares’ 12b 1 fee been reflected, returns prior to
August 1, 2002 would have been lower. Class C shares’ contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively.

5 Annual Report 5

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund Class T on February 28, 1996, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers®Municipal Bond Index performed over the same period.

Annual Report

6

Management’s Discussion of Fund Performance

Comments from Douglas McGinley, Portfolio Manager of Fidelity Advisor California Municipal Income Fund

Municipal bonds were one of the best performing debt classes for the one year period ending February 28, 2006, rising 3.87% according to the Lehman Brothers® Municipal Bond Index. Still like all domestic credit markets during the period munis were pressured by rising short term interest rates, inflation concerns, and the uncertainty surrounding Ben Bernanke’s accession to chairman of the Federal Reserve. Despite the negative backdrop, demand for municipal bonds was exceptionally strong as investors sought the low credit risk and preservation of capital municipals can offer. Additionally, some munis offered yields in line with comparable duration Treasuries at period end. Issuance also was heavy, a byproduct of heavy refunding activity, whereby issuers refinanced existing debt at unusually low long term interest rates. Through period end, the muni market has outperformed taxable bonds as measured by the Lehman Brothers Aggre gate Bond Index for three consecutive years.

During the past year, the fund’s Class A, Class T, Class B and Class C shares returned 3.78%, 3.66%, 2.99% and 2.81%, respectively (excluding sales charges). In comparison, the Lehman Brothers California Enhanced Municipal Bond Index gained 4.31% and the LipperSM California Municipal Debt Funds Average returned 4.04% . Against a backdrop of rising short term interest rates, California’s municipal bond market outpaced the national muni market, helped by robust demand for tax free investments plus improved credit profiles for many muni issuers across the state. A key factor aiding the fund’s performance relative to the index was its overweighting in zero coupon bonds, securities that make no interest payments but are sold at a discount from their face values. They were buoyed by investors’ search for more attractively priced alternatives to other longer term interest bearing securities. Performance also was helped by my decision to overweight bonds that were prerefunded during the period, a process that generally boosts the bonds’ prices. Elsewhere, an overweighting in health care bonds worked in our favor because they outpaced the California muni market overall in response to improved financial perfor mance for the group and investors’ appetite for higher yielding munis. My decision to maintain an underweighting in tobacco bonds hurt relative performance, given that they were among the market’s best performers.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

7 Annual Report 7

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 to February 28, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
			During Period*
	Beginning	Ending	September 1, 2005
	Account Value	Account Value	to February 28,
	September 1, 2005	February 28, 2006	2006
Class A
Actual	$1,000.00	$1,009.60	$3.24
HypotheticalA	$1,000.00	$1,021.57	$3.26
Class T
Actual	$1,000.00	$1,008.20	$3.83
HypotheticalA	$1,000.00	$1,020.98	$3.86
Class B
Actual	$1,000.00	$1,004.90	$7.11
HypotheticalA	$1,000.00	$1,017.70	$7.15

Annual Report	8

			Expenses Paid
			During Period*
	Beginning	Ending	September 1, 2005
	Account Value	Account Value	to February 28,
	September 1, 2005	February 28, 2006	2006
Class C
Actual	$1,000.00	$1,004.50	$7.60
HypotheticalA	$1,000.00	$1,017.21	$7.65
California Municipal Income
Actual	$1,000.00	$1,009.70	$2.39
HypotheticalA	$1,000.00	$1,022.41	$2.41
Institutional Class
Actual	$1,000.00	$1,009.50	$2.54
HypotheticalA	$1,000.00	$1,022.27	$2.56

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	65%
Class T	77%
Class B	1.43%
Class C	1.53%
California Municipal Income	48%
Institutional Class	51%

9 Annual Report

Investment Changes

Top Five Sectors as of February 28, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	37.8	32.6
Escrowed/Pre Refunded	12.6	14.7
Transportation	11.6	11.0
Electric Utilities	6.7	8.7
Education	6.6	6.3
Average Years to Maturity as of February 28, 2006
		6 months ago
Years	13.8	12.7

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of February 28, 2006
6 months ago
Years	6.4	6.3

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

**ShortTerm Investments and Net Other Assets are not included in the pie chart.

Annual Report 10

Investments February 28, 2006
Showing Percentage of Net Assets

Municipal Bonds 100.1%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – 99.2%
ABC Unified School District:
Series C, 0% 8/1/31 (FGIC Insured)	$ 2,720	$ 835
0% 8/1/32 (FGIC Insured)	3,760	1,097
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21
(MBIA Insured)	7,575	8,079
Alameda County Ctfs. of Prtn. 0% 6/15/17 (MBIA Insured)	2,310	1,429
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts.
Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,204
Series 1997 C, 0% 9/1/30 (FSA Insured)	7,350	2,367
Series C, 0% 9/1/22 (FSA Insured)	5,150	2,492
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,346
Benicia Unified School District Series B, 0% 8/1/24 (MBIA
Insured)	7,005	3,110
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (e)	1,840	1,949
5.25% 7/1/14 (AMBAC Insured) (e)	2,035	2,199
5.25% 7/1/16 (AMBAC Insured) (e)	1,255	1,365
5.25% 7/1/17 (AMBAC Insured) (e)	1,370	1,494
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18
(MBIA Insured)	1,085	1,209
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15
(MBIA Insured)	1,725	1,910
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,838
0% 8/1/12 (AMBAC Insured)	2,800	2,194
0% 8/1/17 (AMBAC Insured)	1,000	619
0% 8/1/18 (AMBAC Insured)	2,000	1,181
California Dept. of Wtr. Resources Central Valley Proj. Wtr.
Sys. Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	872
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	2,080	2,128
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (f)	2,125	2,373
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 101) (f)	3,375	3,816
6% 5/1/13	2,320	2,622
Series A:
5% 5/1/17	1,000	1,060
5.25% 5/1/12 (MBIA Insured)	6,000	6,539

See accompanying notes which are an integral part of the financial statements.

11		Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: -
continued
Series A:
5.375% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (f)	$ 2,395	$ 2,658
5.5% 5/1/08	5,815	6,060
5.5% 5/1/14 (AMBAC Insured)	7,935	8,811
5.5% 5/1/15 (AMBAC Insured)	9,000	9,988
5.875% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (f)	4,535	5,158
6% 5/1/14	7,500	8,471
6% 5/1/14 (MBIA Insured)	2,000	2,270
6% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (f)	1,000	1,144
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/12	5,585	6,109
Series A:
5.25% 1/1/11	7,250	7,812
5.25% 7/1/13 (MBIA Insured)	3,010	3,323
5.25% 7/1/14 (FGIC Insured)	4,800	5,329
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA
Insured) (e)	1,180	1,223
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured) .	2,000	2,064
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,478
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	703
(Pooled College & Univ. Proj.) Series A, 6.125% 6/1/30
(Pre-Refunded to 6/1/10 @ 101) (f)	3,535	3,933
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,127
5.25% 9/1/26	7,910	8,840
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,049
5.125% 2/1/30	6,000	6,179
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,744
Series O, 5.125% 1/1/31	5,000	5,184
(Univ. of Southern California Proj.) Series A, 5.7%
10/1/15	5,675	5,996
California Franchise Tax Board Ctfs. of Prtn. 5.5%
10/1/06	1,825	1,843

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	$ 3,900	$ 4,337
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,301
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,070
Series 2005:
5.5% 6/1/28	275	295
5.5% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (f)	3,685	3,978
4.75% 9/1/10	1,300	1,364
5% 11/1/07	19,000	19,480
5% 2/1/09	2,760	2,873
5% 2/1/09	1,335	1,390
5% 2/1/10	3,000	3,159
5% 2/1/11	3,000	3,183
5% 12/1/11 (MBIA Insured)	4,000	4,307
5% 11/1/12	4,095	4,360
5% 3/1/13	1,095	1,174
5% 3/1/15	3,000	3,241
5% 12/1/18	1,850	1,939
5% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	7,395	7,852
5.25% 10/1/09	2,150	2,273
5.25% 2/1/10 (FSA Insured)	235	251
5.25% 2/1/11	5,745	6,160
5.25% 3/1/11	1,405	1,508
5.25% 3/1/12	3,000	3,245
5.25% 10/1/14	300	303
5.25% 2/1/15	2,315	2,517
5.25% 2/1/15 (MBIA Insured)	5,000	5,485
5.25% 2/1/16	7,500	8,156
5.25% 2/1/16 (MBIA Insured)	4,050	4,417
5.25% 10/1/17	260	263
5.25% 2/1/20	6,805	7,323
5.25% 11/1/26	1,000	1,074
5.25% 2/1/28	5,025	5,371
5.25% 11/1/29	5,000	5,347
5.25% 4/1/30	1,945	2,064
5.25% 2/1/33	8,150	8,643
5.25% 12/1/33	10,500	11,238
5.25% 4/1/34	13,000	13,899
5.375% 4/1/15 (MBIA Insured)	1,500	1,636
5.375% 10/1/28	750	796
5.375% 10/1/28 (Pre-Refunded to 10/1/10 @ 100) (f)	3,500	3,772

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Gen. Oblig.: – continued
5.5% 6/1/10	$ 1,625	$ 1,748
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,000	3,270
5.5% 3/1/12 (MBIA Insured)	5,000	5,452
5.5% 9/1/24 (Pre-Refunded to 9/1/09 @ 101) (f)	3,000	3,237
5.5% 4/1/28	6,000	6,655
5.5% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (f)	1,040	1,123
5.5% 4/1/30	11,500	12,722
5.5% 11/1/33	31,650	34,907
5.625% 5/1/20	1,630	1,770
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (f)	1,370	1,498
5.625% 5/1/26	2,055	2,230
5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 101) (f)	1,950	2,131
5.75% 10/1/10	7,325	7,997
5.75% 12/1/10	2,500	2,737
5.75% 5/1/30	1,575	1,715
5.75% 5/1/30 (Pre-Refunded to 5/1/10 @ 101) (f)	1,505	1,652
6% 2/1/08	1,000	1,048
6% 4/1/18	2,545	3,007
6.5% 2/1/08	5,750	6,076
6.6% 2/1/09	14,355	15,551
6.6% 2/1/11 (MBIA Insured)	2,150	2,446
6.75% 8/1/10	5,675	6,383
6.75% 8/1/12	1,100	1,280
7% 8/1/09	5,105	5,661
8% 11/1/07 (FGIC Insured)	2,000	2,100
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2005 A, 5% 7/1/06 (Escrowed to Maturity) (f)	140	141
Series G, 5% 7/1/09	1,600	1,668
Series I, 4.95%, tender 7/1/14 (d)	5,000	5,232
(Cedars-Sinai Med. Ctr. Proj.):
Series A:
6.125% 12/1/30 (Pre-Refunded to 12/1/09 @ 101) (f)	8,340	9,203
6.25% 12/1/34 (Pre-Refunded to 12/1/09 @ 101) (f) .	10,000	11,078
5% 11/15/11	1,750	1,856
5% 11/15/14	1,485	1,589
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18
(MBIA Insured)	1,260	1,374

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15	$ 130	$ 58
Series 1983 A, 0% 2/1/15 (MBIA Insured)	8,187	4,035
Series J, 4.85% 8/1/27 (MBIA Insured) (e)	1,460	1,465
California Infrastructure & Econ. Dev. Bank Rev.:
(Bay Area Toll Bridges Seismic Retrofit Prog.) Series A,
5.25% 7/1/16	4,900	5,364
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,144
5.25% 2/1/32 (AMBAC Insured)	6,295	6,714
5% 10/1/33	7,235	7,553
5.5% 6/1/24 (Pre-Refunded to 6/1/10 @ 101) (f)	5,610	6,116
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender
6/1/07 (FGIC Insured) (d)(e)	6,000	5,998
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14
(MBIA Insured)	4,000	4,605
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) Series A1, 4.7%, tender
4/1/12 (d)(e)	3,000	3,065
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,670
5% 6/1/14	2,000	2,144
5.25% 6/1/24	3,400	3,636
5.25% 6/1/25	2,500	2,670
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,689
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,425	1,466
(Capitol East End Complex-Blocks 171-174 & 225 Proj.)
Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,424
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	11,074
Series A:
5.25% 6/1/12	2,485	2,681
5.5% 6/1/15	1,000	1,110
(Dept. of Corrections Proj.) Series E, 5.5% 6/1/15
(FSA Insured)	2,000	2,193
(Dept. of Corrections, Madera State Prison Proj.) Series E:
5.5% 6/1/15	8,275	8,993
6% 6/1/07	1,590	1,637

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Pub. Works Board Lease Rev.: – continued
(Dept. of Corrections, Monterey County State Prison Proj.):
Series C:
5.5% 6/1/15	$ 6,100	$ 6,755
5.5% 6/1/17 (MBIA Insured)	4,775	5,328
Series D:
5.375% 11/1/12	1,250	1,290
5.375% 11/1/13	5,055	5,218
5.375% 11/1/14	5,000	5,161
(Dept. of Corrections, Susanville State Prison Proj.) Series D,
5.25% 6/1/15 (FSA Insured)	4,000	4,412
(Kern County at Delano II Proj.) Series 2003 C, 5.5%
6/1/13	2,000	2,196
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,362
(Ten Administrative Segregation Hsg. Units Proj.) Series
2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,691
(Various California State Univ. Projs.):
Series A, 6.1% 10/1/06	1,210	1,225
Series B:
5.5% 6/1/19	1,650	1,652
6.4% 12/1/09	3,700	4,069
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,432
Series 2005 A, 5.25% 6/1/30	4,000	4,243
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,898
Series 2005 K, 5% 11/1/17	5,625	6,035
California State Univ. Rev. & Colleges (Systemwide Proj.)
Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,415
5.5% 11/1/16 (AMBAC Insured)	1,500	1,665
California Statewide Cmntys. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25%
6/1/23 (FSA Insured)	1,800	1,945
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C,
3.85%, tender 6/1/12 (d)	3,000	2,965
(Kaiser Permanente Health Sys. Proj.):
Series 2004 G, 2.3%, tender 5/1/07 (d)	6,350	6,268
Series 2004 H, 2.625%, tender 5/1/08 (d)	1,000	976
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75%
6/1/30 (AMBAC Insured)	10,000	10,398
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,266

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Statewide Cmntys. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.):
6% 7/1/09	$ 985	$ 1,024
6% 7/1/09 (Escrowed to Maturity) (f)	1,450	1,510
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	2,710	2,819
5.5% 7/1/07	1,425	1,462
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured) .	1,700	1,149
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.)
Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,753
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice
Gen. Proj.) 6% 7/1/09	355	356
Commerce Refuse To Energy Auth. Rev.:
5.25% 7/1/08 (MBIA Insured)	1,000	1,040
5.5% 7/1/11 (MBIA Insured)	2,170	2,366
5.5% 7/1/14 (MBIA Insured)	1,545	1,721
5.5% 7/1/15 (MBIA Insured)	2,685	3,007
Compton Unified School District Series 2002 B, 5.5% 6/1/25
(MBIA Insured)	2,800	3,113
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp.
Proj.) 0% 11/1/14 (Escrowed to Maturity) (f)	3,000	2,127
Corona-Norco Unified School District Series D, 0% 9/1/27
(FSA Insured)	3,000	1,129
CSCUI Fing. Auth. Rev. (Rental Hsg. and Town Ctr. Proj.)
Series 2004 A, 2.5%, tender 8/1/07, LOC Citibank NA,
New York (d)	5,500	5,403
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,000	1,069
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,177
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	894
5% 4/1/11	2,780	2,863
5% 4/1/12	4,210	4,326
5% 4/1/13	1,830	1,877
5.25% 4/1/09	1,600	1,650
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5%
6/1/35	10,000	10,544
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17
(AMBAC Insured)	2,420	2,606

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities
District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	$ 4,000	$ 5,162
Empire Union School District Spl. Tax (Cmnty. Facilities District
No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	720
0% 10/1/25 (AMBAC Insured)	1,665	685
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	853
0% 8/1/21 (MBIA Insured)	1,000	507
Escondido Union High School District 0% 11/1/16 (Escrowed
to Maturity) (f)	3,500	2,252
Fairfield Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09
(MBIA Insured)	2,080	1,861
Fairfield-Suisun Unified School District 5.5% 8/1/28
(MBIA Insured)	3,000	3,328
Folsom Cordova Unified School District School Facilities Impt.
District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	700
Folsom Cordova Unified School District School Facilities Impt.
District #2 (1998 Fing. Proj.) Series A, 0% 10/1/26
(MBIA Insured)	2,290	904
Foothill-De Anza Cmnty. College District:
0% 8/1/15 (MBIA Insured)	2,430	1,666
0% 8/1/20 (MBIA Insured)	6,425	3,470
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (f)	18,535	13,066
0% 1/1/18 (Escrowed to Maturity) (f)	1,000	611
5% 1/1/35 (MBIA Insured)	24,070	24,632
0% 1/15/27 (a)	4,000	3,484
0% 1/15/27 (MBIA Insured) (a)	4,500	4,162
0% 1/15/29 (a)	4,000	3,484
5% 1/15/16 (MBIA Insured)	5,860	6,209
5.5% 1/15/08 (MBIA Insured)	8,945	9,291
5.75% 1/15/40	8,155	8,334
Fremont Unified School District, Alameda County Series F, 0%
8/1/09 (MBIA Insured)	1,000	887
Fullerton Univ. Foundation Auxiliary Organization Rev.
Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,381
5.75% 7/1/30 (MBIA Insured)	1,000	1,100
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	12,245	13,363

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	$ 12,755	$ 12,876
6.625% 6/1/40	1,950	2,178
6.75% 6/1/39	12,480	14,035
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	5,000	5,393
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (f)	4,400	4,619
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (f)	490	514
Series A:
5% 6/1/35 (FGIC Insured)	17,150	17,950
5% 6/1/38 (FGIC Insured)	11,335	11,837
5% 6/1/45	16,425	16,844
Series B:
5% 6/1/09 (Escrowed to Maturity) (f)	3,000	3,140
5% 6/1/11 (Escrowed to Maturity) (f)	3,610	3,853
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	5,035	5,589
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18
(MBIA Insured)	2,750	1,614
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.)
7.3% 9/1/11 (MBIA Insured)	555	657
Long Beach Hbr. Rev. Series A:
5% 5/15/14 (FGIC Insured) (e)	2,000	2,134
5% 5/15/15 (FGIC Insured) (e)	1,000	1,062
6% 5/15/09 (FGIC Insured) (e)	3,450	3,679
6% 5/15/10 (FGIC Insured) (e)	1,000	1,086
6% 5/15/12 (FGIC Insured) (e)	3,500	3,899
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont
Manchester Social Services Proj.):
5% 9/1/11 (AMBAC Insured)	1,725	1,847
5% 9/1/21 (AMBAC Insured)	2,805	2,981
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/11 (Escrowed to Maturity) (f)	6,400	5,196
0% 9/1/13 (Escrowed to Maturity) (f)	3,380	2,521
(Disney Parking Proj.):
0% 3/1/10	2,000	1,718
0% 3/1/11	1,950	1,606
0% 3/1/12	2,180	1,705
0% 3/1/13	6,490	4,866
0% 9/1/14 (AMBAC Insured)	3,860	2,746
0% 3/1/18	3,000	1,741

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Los Angeles County Ctfs. of Prtn.: – continued
(Disney Parking Proj.):
0% 3/1/19	$ 3,200	$ 1,754
0% 3/1/20	1,000	517
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.
(Proposition C Proj.) Second Tier Sr. Series A, 5.25%
7/1/25 (FGIC Insured)	3,500	3,723
Los Angeles County Schools Regionalized Bus. Svcs. Corp.
Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,158
5.375% 9/1/17 (FSA Insured)	1,095	1,213
5.375% 9/1/18 (FSA Insured)	1,155	1,271
5.375% 9/1/19 (FSA Insured)	1,210	1,328
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.)
Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,944
Los Angeles Dept. Arpts. Rev.:
(Los Angeles Int’l. Arpt. Proj.) Series D, 5.625% 5/15/12
(FGIC Insured) (e)	290	293
Series A, 5.25% 5/15/19 (FGIC Insured)	3,000	3,228
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (f)	3,120	3,123
4.75% 8/15/16 (Escrowed to Maturity) (f)	1,395	1,396
4.75% 10/15/20 (Escrowed to Maturity) (f)	150	150
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,489
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,119
5.5% 10/15/11 (Escrowed to Maturity) (f)	3,670	3,885
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (b)(e)	6,265	6,568
Series B, 5.5% 8/1/08 (e)	1,505	1,531
7.6% 10/1/18 (Escrowed to Maturity) (f)	13,625	16,755
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,239
Series A:
5.25% 7/1/19 (MBIA Insured)	3,160	3,438
5.375% 7/1/17 (MBIA Insured)	8,095	8,947
5.375% 7/1/18 (Pre Refunded to 7/1/13 @ 100) (f)	2,945	3,279
Series E, 5.125% 1/1/27 (MBIA Insured)	1,250	1,331
M S R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75%
7/1/20 (Escrowed to Maturity) (f)	2,285	2,725
Manhattan Beach Unified School District Series A, 0% 9/1/09
(FGIC Insured)	975	862

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Merced Union High School District Series A, 0% 8/1/22
(FGIC Insured)	$ 1,100	$ 534
Metropolitan Wtr. District Southern California Wtrwks. Rev.
Series 2005 A, 5% 7/1/35 (FSA Insured)	15,000	15,823
Modesto Elementary School District, Stanislaus County
Series A:
0% 8/1/21 (FGIC Insured)	2,000	1,013
0% 8/1/25 (FGIC Insured)	2,800	1,160
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23
(AMBAC Insured)	2,500	2,733
(Golf Course Refing. Proj.) Series B, 5% 11/1/23
(FGIC Insured)	1,585	1,765
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5%
10/1/17 (Escrowed to Maturity) (f)	5,000	5,007
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10
(Escrowed to Maturity) (f)	2,270	1,907
Mojave Wtr. Agcy. Impt. District M Gen. Oblig. (Morongo
Basin Pipeline Proj.):
5% 9/1/11 (AMBAC Insured) (b)	1,840	1,955
5% 9/1/12 (AMBAC Insured) (b)	1,925	2,051
Monrovia Unified School District Series B, 0% 8/1/33
(FGIC Insured)	2,500	730
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	633
Monterey County Ctfs. of Prtn. Series 2001, 5.25% 8/1/16
(MBIA Insured)	2,445	2,647
Moreland School District Series 2003 B, 0% 8/1/27
(FGIC Insured)	1,485	561
Murrieta Valley Unified School District Series A, 0% 9/1/13
(FGIC Insured)	1,500	1,122
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,522
12% 8/1/17 (FSA Insured)	1,000	1,731
North City West School Facilities Fing. Auth. Spl. Tax:
Subseries B:
5.25% 9/1/23 (AMBAC Insured)	1,530	1,711
5.25% 9/1/25 (AMBAC Insured)	1,835	2,056
Subseries C:
5% 9/1/16 (AMBAC Insured) (b)	1,000	1,078
5% 9/1/17 (AMBAC Insured) (b)	2,735	2,950

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	$ 2,415	$ 2,426
(Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded
to 7/1/21 @ 100) (f)	3,850	5,242
Northern California Transmission Auth. Rev. (Ore Trans. Proj.)
Series A, 7% 5/1/13 (MBIA Insured)	7,100	8,328
Novato Unified School District 5.25% 8/1/17 (FGIC Insured) .	1,000	1,088
Oakland Redev. Agcy. Sub Tax Allocation (Central District
Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (f)	1,000	1,086
5.5% 9/1/17 (FGIC Insured)	3,000	3,307
Oakland Unified School District Alameda County 5% 8/1/16
(MBIA Insured)	4,740	5,163
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.)
0% 8/1/10 (MBIA Insured)	3,255	2,782
Orange County Local Trans. Auth. Sales Tax Rev. 6.2%
2/14/11 (AMBAC Insured)	7,000	7,757
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (e)	3,620	3,871
5.75% 12/1/11 (AMBAC Insured) (e)	4,000	4,401
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr.
Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,153
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (e)	1,785	1,849
5% 5/1/10 (AMBAC Insured) (e)	1,820	1,899
5% 5/1/12 (AMBAC Insured) (e)	2,065	2,176
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities
District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,883
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,073
0% 8/1/21 (FGIC Insured)	1,000	511
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A,
3.75% 7/1/12	3,225	3,241
Pomona Unified School District Series C, 6% 8/1/30
(Escrowed to Maturity) (f)	4,035	4,287
Port of Oakland Gen. Oblig.:
Series L, 5.5% 11/1/20 (FGIC Insured) (e)	3,405	3,649
5% 11/1/15 (MBIA Insured) (e)	5,850	6,154
5% 11/1/17 (MBIA Insured) (e)	3,355	3,515
5% 11/1/18 (MBIA Insured) (e)	2,740	2,863

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Port of Oakland Port Rev. Series G, 5.375% 11/1/08
(MBIA Insured) (e)	$ 1,805	$ 1,883
Rancho Santiago Cmnty. College District 5.25% 9/1/21
(FSA Insured)	2,705	3,086
Redwood City Elementary School District 0% 8/1/20
(FGIC Insured)	4,825	2,588
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev.
Proj.) 7% 7/1/09 (FSA Insured)	75	75
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside
County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	17,395
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,195
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev.
Projs.):
Series 2005 A:
4.8% 10/1/07	200	203
4.8% 10/1/07 (Pre-Refunded to 10/1/06 @ 102) (f)	570	586
5% 10/1/08	210	216
5% 10/1/08 (Pre-Refunded to 10/1/06 @ 102) (f)	595	613
5% 10/1/09	215	221
5% 10/1/09 (Pre-Refunded to 10/1/06 @ 102) (f)	600	618
5.1% 10/1/10	230	237
5.1% 10/1/10 (Pre-Refunded to 10/1/06 @ 102) (f)	660	680
5.25% 10/1/12	255	262
5.5% 10/1/22	830	855
Series A:
4.8% 10/1/07 (Pre-Refunded to 10/1/06 @ 102) (f)	310	319
5% 10/1/08 (Pre-Refunded to 10/1/06 @ 102) (f)	330	340
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,998
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,179
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,289
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	603
0% 8/1/25 (FGIC Insured)	2,725	1,140
0% 8/1/26 (FGIC Insured)	1,365	543
0% 8/1/27 (FGIC Insured)	2,500	944
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	730
0% 8/1/27 (FGIC Insured)	1,940	733

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4%
11/1/20 (AMBAC Insured)	$ 2,000	$ 2,247
Sacramento City Fing. Auth. Rev. (Combined Area Projs.)
Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,241
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,625
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,164
Series R, 5% 8/15/33 (MBIA Insured)	5,600	5,855
Sacramento Pwr. Auth. Cogeneration Proj. Rev. 6.5% 7/1/06 .	4,500	4,532
Salinas Union High School District Series A, 5.25% 10/1/17
(FGIC Insured)	1,410	1,556
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to
Maturity) (f)	8,500	11,090
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,188
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29	6,800	7,405
(The Bishop’s School Proj.) Series A, 6% 9/1/34, LOC Bank
of New York, New York	4,090	4,633
5% 11/15/16 (AMBAC Insured)	2,000	2,174
5% 11/15/17 (AMBAC Insured)	2,000	2,164
5% 11/15/18 (AMBAC Insured)	2,000	2,156
5.25% 10/1/11	1,705	1,826
San Diego County Reg’l. Arpt. Auth. Arpt. Rev. 5% 7/1/12
(AMBAC Insured) (e)	2,200	2,331
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,763
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to
7/1/12 @ 101) (f)	4,325	4,736
San Francisco Bay Area Rapid Trans. District Sales Tax Rev.
5.25% 7/1/18	1,620	1,701
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.)
5.75% 2/1/07	1,500	1,522
San Francisco City & County Arpts. Commission Int’l. Arpt.
Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (e)	6,000	6,177
5.25% 1/1/18 (AMBAC Insured) (e)	4,515	4,674
Second Series 12A, 5.625% 5/1/08 (FGIC Insured) (e)	1,625	1,647
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (e)	1,355	1,423

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
San Francisco City & County Arpts. Commission Int’l. Arpt.
Rev.: – continued
Second Series 16A, 5.5% 5/1/08 (FSA Insured) (e)	$ 2,945	$ 3,055
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (e)	3,280	3,417
5.25% 5/1/14 (MBIA Insured) (e)	2,750	2,864
Second Series 23A:
5.5% 5/1/07 (FGIC Insured) (e)	1,045	1,065
5.5% 5/1/08 (FGIC Insured) (e)	2,755	2,858
Second Series 27A, 5.5% 5/1/08 (MBIA Insured) (e)	4,045	4,196
San Francisco City & County Redev. Fing. Auth. Tax Allocation
Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10
(MBIA Insured)	1,475	1,261
Series A:
0% 8/1/09 (FGIC Insured)	1,085	962
0% 8/1/10 (FGIC Insured)	1,085	927
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	4,483
Series A:
0% 1/15/10 (MBIA Insured)	2,240	1,952
0% 1/15/12 (MBIA Insured)	7,000	5,600
0% 1/15/15 (MBIA Insured)	5,000	3,489
0% 1/15/20 (MBIA Insured)	3,765	2,067
0% 1/15/31 (MBIA Insured)	5,000	1,575
0% 1/15/34 (MBIA Insured)	10,000	2,703
5.25% 1/15/30 (MBIA Insured)	12,145	12,539
5.5% 1/15/28	1,060	1,047
0% 1/1/12 (Escrowed to Maturity) (f)	10,000	7,972
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,076
Series B, 5% 3/1/09 (FSA Insured) (e)	5,395	5,587
San Jose Unified School District, Santa Clara County Series A,
5.375% 8/1/20 (FSA Insured)	1,895	2,055
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375%
8/1/24 (MBIA Insured)	1,000	1,064
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0%
9/1/15 (Escrowed to Maturity) (f)	1,990	1,366
San Mateo County Cmnty. College District Series A, 0%
9/1/18 (FGIC Insured)	3,000	1,765

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
San Mateo Unified School District (Election of 2000 Proj.)
Series B:
0% 9/1/23 (FGIC Insured)	$ 2,000	$ 920
0% 9/1/25 (FGIC Insured)	1,490	621
0% 9/1/26 (FGIC Insured)	1,500	594
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,435
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured) (c)	4,650	5,009
5.75% 8/1/30 (FGIC Insured)	7,490	8,044
Santa Clara County Trans. District Sales Tax Rev. Series A,
5.25% 6/1/21	8,500	8,866
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2,
2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,242
Santa Monica Redev. Agcy. Tax Allocation Rev. (Earthquake
Recovery Redev. Proj.) Series 1999, 5.75% 7/1/22
(AMBAC Insured)	8,395	9,017
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	398
0% 5/1/28 (MBIA Insured)	3,340	1,211
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,560
6.75% 7/1/11	6,500	7,393
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A,
5.25% 5/1/14 (MBIA Insured)	1,000	1,023
Sulphur Springs Union School District Series A, 0% 9/1/12
(MBIA Insured)	2,750	2,148
Sulphur Springs Union School District Ctfs. of Prtn. (2002
School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09
(FSA Insured) (d)	3,000	2,963
Tahoe-Truckee Joint Unified School District Series A, 0%
9/1/10 (FGIC Insured)	3,465	2,773
Tobacco Securitization Auth. Northern California Tobacco
Settlement Rev. Series 2001 A, 5.25% 6/1/31
(Pre-Refunded to 6/1/11 @ 100) (f)	2,025	2,190
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B,
5.25% 6/1/34 (AMBAC Insured)	3,000	3,211
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.)
Series 2001 A:
5.5% 6/1/31	2,350	2,461
6% 6/1/22	1,100	1,223
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,197

See accompanying notes which are an integral part of the financial statements.

Annual Report

26

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	$ 1,000	$ 585
0% 9/1/21 (FGIC Insured)	2,995	1,512
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	2,120	2,332
5.5% 5/15/24 (AMBAC Insured)	1,000	1,096
Series B, 5.5% 5/15/18 (AMBAC Insured)	7,035	7,860
4.55% 12/1/09 (g)	21,639	21,875
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	3,053
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,156
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,272
5% 5/15/17 (FSA Insured)	4,000	4,312
5.25% 5/15/16 (AMBAC Insured)	5,000	5,482
Series C, 4.75% 5/15/37 (MBIA Insured)	3,980	4,050
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	1,360	1,369
5.25% 1/1/13	8,500	8,559
Val Verde Unified School District Ctfs. of Prtn.:
Series B, 5% 1/1/35 (FGIC Insured)	3,085	3,212
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (f)	1,000	1,117
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (f)	1,380	1,541
Victor Elementary School District Series A, 0% 6/1/14
(MBIA Insured)	2,375	1,713
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	143
5.375% 8/1/16 (FSA Insured)	100	110
5.375% 8/1/16 (Pre-Refunded to 8/1/12 @ 100) (f)	900	993
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	929
0% 8/1/31 (FGIC Insured)	2,715	834
0% 8/1/32 (FGIC Insured)	1,315	384
5.25% 8/1/16 (FGIC Insured)	1,000	1,106
Washington Unified School District Yolo County Series A, 0%
8/1/27 (FGIC Insured)	5,000	1,908
Yuba City Unified School District Series A, 0% 9/1/21
(FGIC Insured)	2,090	1,055
		1,619,778

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Investments continued

Municipal Bonds continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Guam 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
5% 7/1/09		$ 1,100	$ 1,121
5.875% 7/1/35		1,615	1,707
			2,828

Puerto Rico 0.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.
Series Y, 5.5% 7/1/36 (MBIA Insured)		2,810	3,159
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series
2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (f)		5,620	6,088
5.5% 10/1/40 (Escrowed to Maturity) (f)		920	993
			10,240

Virgin Islands – 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10		550	574
5.25% 10/1/15		1,255	1,350
			1,924

TOTAL INVESTMENT PORTFOLIO 100.1%
(Cost $1,563,606)			1,634,770

NET OTHER ASSETS – (0.1)%			(958)

NET ASSETS 100%			$ 1,633,812

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value (000s)	(Depreciation)
			(000s)
Sold

Treasury Contracts
120 U.S. Treasury 10-Year Bond Contracts	June 2006	$ 12,949	$ (6)

The face value of futures sold as a percentage of net assets 0.8%

See accompanying notes which are an integral part of the financial statements.

Annual Report	28

Legend

(a) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $108,000.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(f) Security collateralized by an amount
sufficient to pay interest and principal.

(g) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $21,875,000
or 1.3% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Univ. of California
Revs. (UCLA Med.
Ctr. Proj.) 4.55%
12/1/09	3/6/02	$ 21,639

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	37.8%
Escrowed/Pre Refunded	12.6%
Transportation	11.6%
Electric Utilities	6.7%
Education	6.6%
Health Care	6.5%
Special Tax	6.1%
Others* (individually less than 5%)	12.1%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		February 28, 2006

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $1,563,606)		$ 1,634,770
Cash		2,969
Receivable for fund shares sold		1,513
Interest receivable		17,895
Prepaid expenses		6
Other receivables		115
Total assets		1,657,268

Liabilities
Payable for investments purchased
Regular delivery	$ 5,225
Delayed delivery	14,532
Payable for fund shares redeemed	1,242
Distributions payable	1,588
Accrued management fee	501
Distribution fees payable	15
Payable for daily variation on futures contracts	45
Other affiliated payables	244
Other payables and accrued expenses	64
Total liabilities		23,456

Net Assets		$ 1,633,812
Net Assets consist of:
Paid in capital		$ 1,559,096
Undistributed net investment income		1,565
Accumulated undistributed net realized gain (loss) on
investments		1,993
Net unrealized appreciation (depreciation) on
investments		71,158
Net Assets		$ 1,633,812

See accompanying notes which are an integral part of the financial statements.

Annual Report

30

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	February 28, 2006

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($11,019 ÷ 884.5 shares)	$ 12.46

Maximum offering price per share (100/95.25 of $12.46)	$ 13.08
Class T:
Net Asset Value and redemption price per share ($4,047
÷ 324.4 shares)	$ 12.48

Maximum offering price per share (100/96.50 of $12.48)	$ 12.93
Class B:
Net Asset Value and offering price per share ($5,413 ÷
434.8 shares)A	$ 12.45

Class C:
Net Asset Value and offering price per share ($9,936 ÷
798.6 shares)A	$ 12.44

California Municipal Income:
Net Asset Value, offering price and redemption price per
share ($1,601,254 ÷ 128,664.2 shares)	$ 12.45

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($2,143 ÷ 171.9 shares)	$ 12.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Year ended February 28, 2006

Investment Income
Interest		$ 71,726

Expenses
Management fee	$ 5,884
Transfer agent fees	1,098
Distribution fees	176
Accounting fees and expenses	315
Independent trustees’ compensation	7
Custodian fees and expenses	25
Registration fees	82
Audit	58
Legal	13
Miscellaneous	64
Total expenses before reductions	7,722
Expense reductions	(510)	7,212

Net investment income		64,514
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		14,409
Change in net unrealized appreciation (depreciation) on:
Investment securities	(18,528)
Futures contracts	(6)
Total change in net unrealized appreciation
(depreciation)		(18,534)
Net gain (loss)		(4,125)
Net increase (decrease) in net assets resulting from
operations		$ 60,389

See accompanying notes which are an integral part of the financial statements.

Annual Report

32

Statement of Changes in Net Assets
	Year ended	Year ended
	February 28,	February 28,
Amounts in thousands	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 64,514	$ 62,406
Net realized gain (loss)	14,409	6,681
Change in net unrealized appreciation (depreciation) .	(18,534)	(28,124)
Net increase (decrease) in net assets resulting from
operations	60,389	40,963
Distributions to shareholders from net investment income .	(64,389)	(61,948)
Distributions to shareholders from net realized gain	(9,643)	(16,367)
Total distributions	(74,032)	(78,315)
Share transactions - net increase (decrease)	114,062	(6,521)
Redemption fees	17	29
Total increase (decrease) in net assets	100,436	(43,844)

Net Assets
Beginning of period	1,533,376	1,577,220
End of period (including undistributed net investment
income of $1,565 and undistributed net investment
income of $1,615, respectively)	$ 1,633,812	$ 1,533,376

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Financial Highlights Class A
Years ended February 28,	2006	2005	2004H	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 12.56	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment incomeE	490	.505	.521	.303
Net realized and unrealized gain (loss)	(.025)	(.149)	.248	.212
Total from investment operations	465	.356	.769	.515
Distributions from net investment income	(.490)	(.501)	(.517)	(.297)
Distributions from net realized gain	(.075)	(.135)	(.172)	(.058)
Total distributions	(.565)	(.636)	(.689)	(.355)
Redemption fees added to paid in capitalE,I	—	—	—	—
Net asset value, end of period	$ 12.46	$ 12.56	$ 12.84	$ 12.76
Total ReturnB,C,D	3.78%	2.92%	6.25%	4.13%
Ratios to Average Net AssetsG
Expenses before reductions	65%	.66%	.65%	.66%A
Expenses net of fee waivers, if any	65%	.66%	.65%	.66%A
Expenses net of all reductions	62%	.65%	.65%	.65%A
Net investment income	3.93%	4.04%	4.12%	4.18%A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 7	$ 6	$ 3
Portfolio turnover rate	19%	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H For the year ended February 29.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

34

Financial Highlights Class T
Years ended February 28,	2006	2005	2004H	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 12.58	$ 12.86	$ 12.79	$ 12.60
Income from Investment Operations
Net investment incomeE	477	.492	.508	.296
Net realized and unrealized gain (loss)	(.027)	(.150)	.237	.241
Total from investment operations	450	.342	.745	.537
Distributions from net investment income	(.475)	(.487)	(.503)	(.289)
Distributions from net realized gain	(.075)	(.135)	(.172)	(.058)
Total distributions	(.550)	(.622)	(.675)	(.347)
Redemption fees added to paid in capitalE,I	—	—	—	—
Net asset value, end of period	$ 12.48	$ 12.58	$ 12.86	$ 12.79
Total ReturnB,C,D	3.66%	2.80%	6.04%	4.31%
Ratios to Average Net AssetsG
Expenses before reductions	77%	.77%	.76%	.77%A
Expenses net of fee waivers, if any	77%	.77%	.76%	.77%A
Expenses net of all reductions	73%	.76%	.76%	.76%A
Net investment income	3.81%	3.93%	4.01%	4.07%A
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 3	$ 4	$ 1
Portfolio turnover rate	19%	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H For the year ended February 29.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

Financial Highlights Class B
Years ended February 28,	2006	2005	2004H	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 12.55	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment incomeE	394	.409	.426	.247
Net realized and unrealized gain (loss)	(.026)	(.159)	.248	.210
Total from investment operations	368	.250	.674	.457
Distributions from net investment income	(.393)	(.405)	(.422)	(.239)
Distributions from net realized gain	(.075)	(.135)	(.172)	(.058)
Total distributions	(.468)	(.540)	(.594)	(.297)
Redemption fees added to paid in capitalE,I	—	—	—	—
Net asset value, end of period	$ 12.45	$ 12.55	$ 12.84	$ 12.76
Total ReturnB,C,D	2.99%	2.06%	5.46%	3.66%
Ratios to Average Net AssetsG
Expenses before reductions	1.42%	1.42%	1.41%	1.42%A
Expenses net of fee waivers, if any	1.42%	1.42%	1.41%	1.42%A
Expenses net of all reductions	1.39%	1.41%	1.40%	1.42%A
Net investment income	3.15%	3.28%	3.37%	3.42%A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 5	$ 4
Portfolio turnover rate	19%	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H For the year ended February 29.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

36

Financial Highlights Class C
Years ended February 28,	2006	2005	2004H	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 12.55	$ 12.83	$ 12.75	$ 12.60
Income from Investment Operations
Net investment incomeE	382	.397	.411	.239
Net realized and unrealized gain (loss)	(.035)	(.149)	.248	.200
Total from investment operations	347	.248	.659	.439
Distributions from net investment income	(.382)	(.393)	(.407)	(.231)
Distributions from net realized gain	(.075)	(.135)	(.172)	(.058)
Total distributions	(.457)	(.528)	(.579)	(.289)
Redemption fees added to paid in capitalE,I	—	—	—	—
Net asset value, end of period	$ 12.44	$ 12.55	$ 12.83	$ 12.75
Total ReturnB,C,D	2.81%	2.04%	5.34%	3.52%
Ratios to Average Net AssetsG
Expenses before reductions	1.52%	1.52%	1.52%	1.54%A
Expenses net of fee waivers, if any	1.52%	1.52%	1.52%	1.54%A
Expenses net of all reductions	1.49%	1.51%	1.51%	1.53%A
Net investment income	3.06%	3.18%	3.25%	3.30%A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 11	$ 12	$ 7
Portfolio turnover rate	19%	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H For the year ended February 29.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

Financial Highlights California Municipal Income
Years ended February 28,	2006	2005	2004D	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 12.55	$ 12.83	$ 12.75	$ 12.55	$ 12.35
Income from Investment Operations
Net investment incomeB	512	.527	.544	.546	.555
Net realized and unrealized gain
(loss)	(.025)	(.149)	.247	.265	.211
Total from investment operations	487	.378	.791	.811	.766
Distributions from net investment
income	(.512)	(.523)	(.539)	(.541)	(.552)
Distributions from net realized gain	(.075)	(.135)	(.172)	(.070)	(.015)
Total distributions	(.587)	(.658)	(.711)	(.611)	(.567)
Redemption fees added to paid in
capitalB	—E	—E	—E	—E	.001
Net asset value, end of period	$ 12.45	$ 12.55	$ 12.83	$ 12.75	$ 12.55
Total ReturnA	3.97%	3.11%	6.44%	6.64%	6.36%
Ratios to Average Net AssetsC
Expenses before reductions	48%	.48%	.48%	.49%	.48%
Expenses net of fee waivers, if any	48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	45%	.47%	.48%	.47%	.43%
Net investment income	4.10%	4.22%	4.29%	4.34%	4.47%
Supplemental Data
Net assets, end of period
(in millions)	$ 1,601	$ 1,506	$ 1,550	$ 1,683	$ 1,654
Portfolio turnover rate	19%	15%	18%	18%	13%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
D For the year ended February 29.
E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

38

Financial Highlights Institutional Class
Years ended February 28,	2006	2005	2004G	2003E
Selected Per Share Data
Net asset value, beginning of period	$ 12.57	$ 12.85	$ 12.76	$ 12.60
Income from Investment Operations
Net investment incomeD	509	.529	.546	.316
Net realized and unrealized gain (loss)	(.025)	(.151)	.254	.211
Total from investment operations	484	.378	.800	.527
Distributions from net investment income	(.509)	(.523)	(.538)	(.309)
Distributions from net realized gain	(.075)	(.135)	(.172)	(.058)
Total distributions	(.584)	(.658)	(.710)	(.367)
Redemption fees added to paid in capitalD,H	—	—	—	—
Net asset value, end of period	$ 12.47	$ 12.57	$ 12.85	$ 12.76
Total ReturnB,C	3.94%	3.10%	6.51%	4.23%
Ratios to Average Net AssetsF
Expenses before reductions	50%	.47%	.49%	.50%A
Expenses net of fee waivers, if any	50%	.47%	.49%	.50%A
Expenses net of all reductions	46%	.47%	.49%	.49%A
Net investment income	4.08%	4.23%	4.28%	4.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,143	$ 1,057	$ 264	$ 1,499
Portfolio turnover rate	19%	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G For the year ended February 29.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

39 Annual Report

Notes to Financial Statements

For the period ended February 28, 2006 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity California Municipal Income Fund (the fund) is a fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan California Municipal Income Fund to Fidelity California Municipal Income Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massa chusetts business trust.

The fund offers Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privi leges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain ex pense reductions also differ by class.

The fund may be affected by economic and political developments in the state of Califor nia. The financial statements have been prepared in conformity with accounting prin ciples generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

40

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains, futures transactions, market discount, deferred trustees compensation and losses deferred due to wash sales and futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation		$ 70,724
Unrealized depreciation		(1,807)
Net unrealized appreciation (depreciation)		68,917
Undistributed ordinary income		842
Undistributed long term capital gain		4,225

Cost for federal income tax purposes		$ 1,565,853

	41		Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued
The tax character of distributions paid was as follows:
	February 28, 2006	February 28, 2005
Tax exempt Income	$ 64,389	$ 61,948
Ordinary Income	—	1,596
Long term Capital Gains	9,643	14,771
Total	$ 74,032	$ 78,315

Short Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount (“initial margin”) equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily

Annual Report

42

2. Operating Policies continued

Futures Contracts continued

fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabili ties. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $424,619 and $289,699, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the fund’s average net assets.

43 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$ 14	$ —
Class T	0%	.25%	8	—
Class B	65%	.25%	47	34
Class C	75%	.25%	107	23
			$ 176	$ 57

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$ 12
Class T	2
Class B*	10
Class C*	1
$ 25

*	When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund’s Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except

Annual Report

44

4. Fees and Other Transactions with Affiliates continued
Transfer Agent and Accounting Fees continued

for California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servic ing agent functions. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

		% of
		Average
	Amount	Net Assets
Class A		$ 8.09
Class T		4.11
Class B		6.11
Class C		12.11
California Municipal Income		1,067.07
Institutional Class		1.09
	$ 1,098

Citibank also has a sub arrangement with FSC to maintain the fund’s accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

45 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

6. Expense Reductions.

Through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and accounting expenses by $25 and $288 respectively. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$ 1
Class B	1
Class C	1
California Municipal Income	194
$ 197

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
		Years ended February 28,
		2006	2005
From net investment income
Class A		$ 357	$ 245
Class T		127	122
Class B		164	163
Class C		328	344
California Municipal Income		63,354	61,059
Institutional Class		59	15
Total		$ 64,389	$ 61,948
From net realized gain
Class A		$ 60	$ 67
Class T		23	37
Class B		32	54
Class C		62	126
California Municipal Income		9,454	16,080
Institutional Class		12	3
Total		$ 9,643	$ 16,367

Annual Report	46

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended February 28,		Years ended February 28,
	2006	2005	2006	2005
Class A
Shares sold	494	287	$ 6,170	$ 3,591
Reinvestment of distributions	21	14	263	181
Shares redeemed	(200)	(187)	(2,491)	(2,320)
Net increase (decrease)	315	114	$ 3,942	$ 1,452
Class T
Shares sold	108	75	$ 1,359	$ 935
Reinvestment of distributions	11	11	142	138
Shares redeemed	(43)	(136)	(544)	(1,699)
Net increase (decrease)	76	(50)	$ 957	$ (626)
Class B
Shares sold	114	51	$ 1,426	$ 637
Reinvestment of distributions	7	7	86	93
Shares redeemed	(75)	(76)	(941)	(941)
Net increase (decrease)	46	(18)	$ 571	$ (211)
Class C
Shares sold	215	152	$ 2,683	$ 1,901
Reinvestment of distributions	21	26	262	322
Shares redeemed	(292)	(293)	(3,632)	(3,634)
Net increase (decrease)	(56)	(115)	$ (687)	$ (1,411)
California Municipal Income
Shares sold	22,396	17,210	$ 279,941	$ 215,284
Reinvestment of distributions	4,064	4,369	50,716	54,476
Shares redeemed	(17,827)	(22,310)	(222,480)	(276,287)
Net increase (decrease)	8,633	(731)	$ 108,177	$ (6,527)
Institutional Class
Shares sold	145	64	$ 1,818	$ 824
Reinvestment of distributions	2	1	20	6
Shares redeemed	(59)	(2)	(736)	(28)
Net increase (decrease)	88	63	$ 1,102	$ 802

47 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Fidelity California Municipal Income Fund (formerly Spartan California Municipal Income Fund):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Municipal Income Fund (formerly Spartan California Municipal Income Fund) (a fund of Fidelity California Municipal Trust) at February 28, 2006 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity California Municipal Income Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts April 13, 2006

Annual Report

48

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 258 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Research & Analysis Company; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

49 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of the fund (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

50

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005 present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

51 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001).

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Labo ratories (private research and development, 2004 present). He is Chair man of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network sur veillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Annual Report

52

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

53 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1999). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He cur rently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Annual Report

54

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity California Municipal Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993 2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984 present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002 present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998 present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Pre viously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

55 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Alloca tion Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc.

(2003 present) and an Executive Vice President of FMR (2005 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002).

Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present), certain Balanced Funds (2005 present), certain Asset Allocation Funds (2005 present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Douglas T. McGinley (40)

Year of Election or Appointment: 2004

Vice President of the fund. Mr. McGinley also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. McGinley worked as an analyst and portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Research & Analysis Company (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Annual Report

56

Name, Age; Principal Occupation

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of the fund. Ms. Reynolds also serves as Presi dent and Treasurer of other Fidelity funds (2004 present) and is a Vice President (2003 present) and an employee (2002 present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at Pricewater houseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

R. Stephen Ganis (39)

Year of Election or Appointment: 2006

Anti Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006 present) and FMR Corp. (2003 present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000 2002).

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of the fund. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004 present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002 present). He is Chief Compliance Officer of FMR (2005 present), FMR Co., Inc. (2005 present), Fidelity Management & Research (U.K.) Inc. (2005 present), Fidelity Research & Analysis Company (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and Strategic Advisers, Inc. (2005 present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

57 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Temple ton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of profes sional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Trea surer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice Presi dent of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986

Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Annual Report

58

Name, Age; Principal Occupation Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Trea surer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

59 Annual Report

Distributions

The Board of Trustees of Fidelity California Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	04/10/2006	04/07/2006	$.035
Class T	04/10/2006	04/07/2006	$.035
Class B	04/10/2006	04/07/2006	$.035
Class C	04/10/2006	04/07/2006	$.035

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2006, $14,349,210, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2006, 100% of the fund’s income dividends was free from federal income tax, and 6.85% of the fund’s income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

60

Proxy Voting Results

A special meeting of the fund’s shareholders was held on November 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	881,855,096.85	95.113
Withheld	45,312,137.89	4.887
TOTAL	927,167,234.74	100.000
Albert R. Gamper, Jr.B
Affirmative	882,072,230.68	95.136
Withheld	45,095,004.06	4.864
TOTAL	927,167,234.74	100.000
Robert M. Gates
Affirmative	880,799,815.71	94.999
Withheld	46,367,419.03	5.001
TOTAL	927,167,234.74	100.000
George H. Heilmeier
Affirmative	881,328,368.62	95.056
Withheld	45,838,866.12	4.944
TOTAL	927,167,234.74	100.000
Abigail P. Johnson
Affirmative	875,565,638.99	94.434
Withheld	51,601,595.75	5.566
TOTAL	927,167,234.74	100.000
Edward C. Johnson 3d
Affirmative	877,690,584.35	94.664
Withheld	49,476,650.39	5.336
TOTAL	927,167,234.74	100.000
Stephen P. Jonas
Affirmative	879,581,305.23	94.868
Withheld	47,585,929.51	5.132
TOTAL	927,167,234.74	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	880,914,247.36	95.011
Withheld	46,252,987.38	4.989
TOTAL	927,167,234.74	100.000

Ned C. Lautenbach
Affirmative	881,709,719.72	95.097
Withheld	45,457,515.02	4.903
TOTAL	927,167,234.74	100.000

Marvin L. Mann
Affirmative	881,089,266.95	95.030
Withheld	46,077,967.79	4.970
TOTAL	927,167,234.74	100.000

William O. McCoy
Affirmative	881,030,337.59	95.024
Withheld	46,136,897.15	4.976
TOTAL	927,167,234.74	100.000

Robert L. Reynolds
Affirmative	879,427,100.20	94.851
Withheld	47,740,134.54	5.149
TOTAL	927,167,234.74	100.000

Cornelia M. Small
Affirmative	881,110,655.62	95.033
Withheld	46,056,579.12	4.967
TOTAL	927,167,234.74	100.000

William S. Stavropoulos
Affirmative	881,346,095.03	95.058
Withheld	45,821,139.71	4.942
TOTAL	927,167,234.74	100.000

Kenneth L. Wolfe
Affirmative	881,757,643.77	95.102
Withheld	45,409,590.97	4.898
TOTAL	927,167,234.74	100.000

61 Annual Report

Proxy Voting Results - continued

PROPOSAL 2
To change the fund from a diversified to a
non-diversified fund.
	# of	% of
	Votes	Votes
Affirmative	640,581,303.10	69.090
Against	152,289,078.76	16.425
Abstain	80,198,200.08	8.650
Broker
Non Votes	54,098,652.80	5.835
TOTAL	927,167,234.74	100.000

A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Annual Report 62

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Income Fund (formerly Spartan California Municipal Income Fund)

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the

63 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Annual Report

64

65 Annual Report

Annual Report

66

67 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments
Money Management, Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

ASCM-UANN-0406 1.790905.102

Fidelity Advisor California Municipal Income Fund - Institutional Class

Annual Report February 28, 2006

Institutional Class is a class of Fidelity® California Municipal Income Fund

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	6	The manager’s review of fund
		performance, strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Investment Changes	9	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	10	A complete list of the fund’s
		investments with their market values.
Financial Statements	29	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	39	Notes to the financial statements.
Report of Independent	47
Registered Public
Accounting Firm
Trustees and Officers	48
Distributions	59
Proxy Voting Results	60
Board Approval of	62
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s port folio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended February 28, 2006	Past 1	Past 5	Past 10
	year	years	years
Institutional ClassA	3.94%	5.31%	5.81%

A The initial offering of Institutional Class shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of California Municipal Income, the original retail class of the fund which has no 12b 1 fee.

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund Institutional Class on February 28, 1996. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers®Municipal Bond Index performed over the same period.

5 Annual Report 5

Management’s Discussion of Fund Performance

Comments from Douglas McGinley, Portfolio Manager of Fidelity Advisor California Municipal Income Fund

Municipal bonds were one of the best performing debt classes for the one year period ending February 28, 2006, rising 3.87% according to the Lehman Brothers® Municipal Bond Index. Still like all domestic credit markets during the period munis were pressured by rising short term interest rates, inflation concerns, and the uncertainty surrounding Ben Bernanke’s accession to chairman of the Federal Reserve. Despite the negative backdrop, demand for municipal bonds was exceptionally strong as investors sought the low credit risk and preservation of capital municipals can offer. Additionally, some munis offered yields in line with comparable duration Treasuries at period end. Issuance also was heavy, a byproduct of heavy refunding activity, whereby issuers refinanced existing debt at unusually low long term interest rates. Through period end, the muni market has outperformed taxable bonds as measured by the Lehman Brothers Aggre gate Bond Index for three consecutive years.

The fund’s Institutional Class shares gained 3.94% during the past year, while the Lehman Brothers California Enhanced Municipal Bond Index gained 4.31% and the LipperSM California Municipal Debt Funds Average returned 4.04% . Against a backdrop of rising short term interest rates, California’s municipal bond market outpaced the national muni market, helped by robust demand for tax free investments plus improved credit profiles for many muni issuers across the state. A key factor aiding the fund’s performance relative to the index was its overweighting in zero coupon bonds, securities that make no interest payments but are sold at a discount from their face values. They were buoyed by investors’ search for more attractively priced alternatives to other longer term interest bearing securities. Performance also was helped by my decision to overweight bonds that were prerefunded during the period, a process that generally boosts the bonds’ prices. Else where, an overweighting in health care bonds worked in our favor because they outpaced the California muni market overall in response to improved financial performance for the group and investors’ appetite for higher yielding munis. My decision to maintain an under weighting in tobacco bonds hurt relative performance, given that they were among the market’s best performers.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 to February 28, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
			During Period*
	Beginning	Ending	September 1, 2005
	Account Value	Account Value	to February 28,
	September 1, 2005	February 28, 2006	2006
Class A
Actual	$1,000.00	$1,009.60	$3.24
HypotheticalA	$1,000.00	$1,021.57	$3.26
Class T
Actual	$1,000.00	$1,008.20	$3.83
HypotheticalA	$1,000.00	$1,020.98	$3.86
Class B
Actual	$1,000.00	$1,004.90	$7.11
HypotheticalA	$1,000.00	$1,017.70	$7.15

	7		Annual Report

Shareholder Expense Example continued

			Expenses Paid
			During Period*
	Beginning	Ending	September 1, 2005
	Account Value	Account Value	to February 28,
	September 1, 2005	February 28, 2006	2006
Class C
Actual	$1,000.00	$1,004.50	$7.60
HypotheticalA	$1,000.00	$1,017.21	$7.65
California Municipal Income
Actual	$1,000.00	$1,009.70	$2.39
HypotheticalA	$1,000.00	$1,022.41	$2.41
Institutional Class
Actual	$1,000.00	$1,009.50	$2.54
HypotheticalA	$1,000.00	$1,022.27	$2.56

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	65%
Class T	77%
Class B	1.43%
Class C	1.53%
California Municipal Income	48%
Institutional Class	51%

Annual Report

8

Investment Changes

Top Five Sectors as of February 28, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	37.8	32.6
Escrowed/Pre Refunded	12.6	14.7
Transportation	11.6	11.0
Electric Utilities	6.7	8.7
Education	6.6	6.3
Average Years to Maturity as of February 28, 2006
		6 months ago
Years	13.8	12.7

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of February 28, 2006
6 months ago
Years	6.4	6.3

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

**ShortTerm Investments and Net Other Assets are not included in the pie chart.

9 Annual Report

Investments February 28, 2006
Showing Percentage of Net Assets

Municipal Bonds 100.1%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – 99.2%
ABC Unified School District:
Series C, 0% 8/1/31 (FGIC Insured)	$ 2,720	$ 835
0% 8/1/32 (FGIC Insured)	3,760	1,097
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21
(MBIA Insured)	7,575	8,079
Alameda County Ctfs. of Prtn. 0% 6/15/17 (MBIA Insured)	2,310	1,429
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts.
Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,204
Series 1997 C, 0% 9/1/30 (FSA Insured)	7,350	2,367
Series C, 0% 9/1/22 (FSA Insured)	5,150	2,492
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,346
Benicia Unified School District Series B, 0% 8/1/24 (MBIA
Insured)	7,005	3,110
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (e)	1,840	1,949
5.25% 7/1/14 (AMBAC Insured) (e)	2,035	2,199
5.25% 7/1/16 (AMBAC Insured) (e)	1,255	1,365
5.25% 7/1/17 (AMBAC Insured) (e)	1,370	1,494
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18
(MBIA Insured)	1,085	1,209
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15
(MBIA Insured)	1,725	1,910
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,838
0% 8/1/12 (AMBAC Insured)	2,800	2,194
0% 8/1/17 (AMBAC Insured)	1,000	619
0% 8/1/18 (AMBAC Insured)	2,000	1,181
California Dept. of Wtr. Resources Central Valley Proj. Wtr.
Sys. Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	872
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	2,080	2,128
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (f)	2,125	2,373
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 101) (f)	3,375	3,816
6% 5/1/13	2,320	2,622
Series A:
5% 5/1/17	1,000	1,060
5.25% 5/1/12 (MBIA Insured)	6,000	6,539

See accompanying notes which are an integral part of the financial statements.

Annual Report 10

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: -
continued
Series A:
5.375% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (f)	$ 2,395	$ 2,658
5.5% 5/1/08	5,815	6,060
5.5% 5/1/14 (AMBAC Insured)	7,935	8,811
5.5% 5/1/15 (AMBAC Insured)	9,000	9,988
5.875% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (f)	4,535	5,158
6% 5/1/14	7,500	8,471
6% 5/1/14 (MBIA Insured)	2,000	2,270
6% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (f)	1,000	1,144
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/12	5,585	6,109
Series A:
5.25% 1/1/11	7,250	7,812
5.25% 7/1/13 (MBIA Insured)	3,010	3,323
5.25% 7/1/14 (FGIC Insured)	4,800	5,329
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA
Insured) (e)	1,180	1,223
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured) .	2,000	2,064
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,478
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	703
(Pooled College & Univ. Proj.) Series A, 6.125% 6/1/30
(Pre-Refunded to 6/1/10 @ 101) (f)	3,535	3,933
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,127
5.25% 9/1/26	7,910	8,840
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,049
5.125% 2/1/30	6,000	6,179
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,744
Series O, 5.125% 1/1/31	5,000	5,184
(Univ. of Southern California Proj.) Series A, 5.7%
10/1/15	5,675	5,996
California Franchise Tax Board Ctfs. of Prtn. 5.5%
10/1/06	1,825	1,843

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	$ 3,900	$ 4,337
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,301
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,070
Series 2005:
5.5% 6/1/28	275	295
5.5% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (f)	3,685	3,978
4.75% 9/1/10	1,300	1,364
5% 11/1/07	19,000	19,480
5% 2/1/09	2,760	2,873
5% 2/1/09	1,335	1,390
5% 2/1/10	3,000	3,159
5% 2/1/11	3,000	3,183
5% 12/1/11 (MBIA Insured)	4,000	4,307
5% 11/1/12	4,095	4,360
5% 3/1/13	1,095	1,174
5% 3/1/15	3,000	3,241
5% 12/1/18	1,850	1,939
5% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	7,395	7,852
5.25% 10/1/09	2,150	2,273
5.25% 2/1/10 (FSA Insured)	235	251
5.25% 2/1/11	5,745	6,160
5.25% 3/1/11	1,405	1,508
5.25% 3/1/12	3,000	3,245
5.25% 10/1/14	300	303
5.25% 2/1/15	2,315	2,517
5.25% 2/1/15 (MBIA Insured)	5,000	5,485
5.25% 2/1/16	7,500	8,156
5.25% 2/1/16 (MBIA Insured)	4,050	4,417
5.25% 10/1/17	260	263
5.25% 2/1/20	6,805	7,323
5.25% 11/1/26	1,000	1,074
5.25% 2/1/28	5,025	5,371
5.25% 11/1/29	5,000	5,347
5.25% 4/1/30	1,945	2,064
5.25% 2/1/33	8,150	8,643
5.25% 12/1/33	10,500	11,238
5.25% 4/1/34	13,000	13,899
5.375% 4/1/15 (MBIA Insured)	1,500	1,636
5.375% 10/1/28	750	796
5.375% 10/1/28 (Pre-Refunded to 10/1/10 @ 100) (f)	3,500	3,772

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Gen. Oblig.: – continued
5.5% 6/1/10	$ 1,625	$ 1,748
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,000	3,270
5.5% 3/1/12 (MBIA Insured)	5,000	5,452
5.5% 9/1/24 (Pre-Refunded to 9/1/09 @ 101) (f)	3,000	3,237
5.5% 4/1/28	6,000	6,655
5.5% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (f)	1,040	1,123
5.5% 4/1/30	11,500	12,722
5.5% 11/1/33	31,650	34,907
5.625% 5/1/20	1,630	1,770
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (f)	1,370	1,498
5.625% 5/1/26	2,055	2,230
5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 101) (f)	1,950	2,131
5.75% 10/1/10	7,325	7,997
5.75% 12/1/10	2,500	2,737
5.75% 5/1/30	1,575	1,715
5.75% 5/1/30 (Pre-Refunded to 5/1/10 @ 101) (f)	1,505	1,652
6% 2/1/08	1,000	1,048
6% 4/1/18	2,545	3,007
6.5% 2/1/08	5,750	6,076
6.6% 2/1/09	14,355	15,551
6.6% 2/1/11 (MBIA Insured)	2,150	2,446
6.75% 8/1/10	5,675	6,383
6.75% 8/1/12	1,100	1,280
7% 8/1/09	5,105	5,661
8% 11/1/07 (FGIC Insured)	2,000	2,100
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2005 A, 5% 7/1/06 (Escrowed to Maturity) (f)	140	141
Series G, 5% 7/1/09	1,600	1,668
Series I, 4.95%, tender 7/1/14 (d)	5,000	5,232
(Cedars-Sinai Med. Ctr. Proj.):
Series A:
6.125% 12/1/30 (Pre-Refunded to 12/1/09 @ 101) (f)	8,340	9,203
6.25% 12/1/34 (Pre-Refunded to 12/1/09 @ 101) (f) .	10,000	11,078
5% 11/15/11	1,750	1,856
5% 11/15/14	1,485	1,589
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18
(MBIA Insured)	1,260	1,374

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15	$ 130	$ 58
Series 1983 A, 0% 2/1/15 (MBIA Insured)	8,187	4,035
Series J, 4.85% 8/1/27 (MBIA Insured) (e)	1,460	1,465
California Infrastructure & Econ. Dev. Bank Rev.:
(Bay Area Toll Bridges Seismic Retrofit Prog.) Series A,
5.25% 7/1/16	4,900	5,364
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,144
5.25% 2/1/32 (AMBAC Insured)	6,295	6,714
5% 10/1/33	7,235	7,553
5.5% 6/1/24 (Pre-Refunded to 6/1/10 @ 101) (f)	5,610	6,116
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender
6/1/07 (FGIC Insured) (d)(e)	6,000	5,998
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14
(MBIA Insured)	4,000	4,605
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) Series A1, 4.7%, tender
4/1/12 (d)(e)	3,000	3,065
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,670
5% 6/1/14	2,000	2,144
5.25% 6/1/24	3,400	3,636
5.25% 6/1/25	2,500	2,670
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,689
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,425	1,466
(Capitol East End Complex-Blocks 171-174 & 225 Proj.)
Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,424
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	11,074
Series A:
5.25% 6/1/12	2,485	2,681
5.5% 6/1/15	1,000	1,110
(Dept. of Corrections Proj.) Series E, 5.5% 6/1/15
(FSA Insured)	2,000	2,193
(Dept. of Corrections, Madera State Prison Proj.) Series E:
5.5% 6/1/15	8,275	8,993
6% 6/1/07	1,590	1,637

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Pub. Works Board Lease Rev.: – continued
(Dept. of Corrections, Monterey County State Prison Proj.):
Series C:
5.5% 6/1/15	$ 6,100	$ 6,755
5.5% 6/1/17 (MBIA Insured)	4,775	5,328
Series D:
5.375% 11/1/12	1,250	1,290
5.375% 11/1/13	5,055	5,218
5.375% 11/1/14	5,000	5,161
(Dept. of Corrections, Susanville State Prison Proj.) Series D,
5.25% 6/1/15 (FSA Insured)	4,000	4,412
(Kern County at Delano II Proj.) Series 2003 C, 5.5%
6/1/13	2,000	2,196
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,362
(Ten Administrative Segregation Hsg. Units Proj.) Series
2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,691
(Various California State Univ. Projs.):
Series A, 6.1% 10/1/06	1,210	1,225
Series B:
5.5% 6/1/19	1,650	1,652
6.4% 12/1/09	3,700	4,069
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,432
Series 2005 A, 5.25% 6/1/30	4,000	4,243
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,898
Series 2005 K, 5% 11/1/17	5,625	6,035
California State Univ. Rev. & Colleges (Systemwide Proj.)
Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,415
5.5% 11/1/16 (AMBAC Insured)	1,500	1,665
California Statewide Cmntys. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25%
6/1/23 (FSA Insured)	1,800	1,945
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C,
3.85%, tender 6/1/12 (d)	3,000	2,965
(Kaiser Permanente Health Sys. Proj.):
Series 2004 G, 2.3%, tender 5/1/07 (d)	6,350	6,268
Series 2004 H, 2.625%, tender 5/1/08 (d)	1,000	976
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75%
6/1/30 (AMBAC Insured)	10,000	10,398
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,266

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Statewide Cmntys. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.):
6% 7/1/09	$ 985	$ 1,024
6% 7/1/09 (Escrowed to Maturity) (f)	1,450	1,510
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	2,710	2,819
5.5% 7/1/07	1,425	1,462
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured) .	1,700	1,149
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.)
Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,753
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice
Gen. Proj.) 6% 7/1/09	355	356
Commerce Refuse To Energy Auth. Rev.:
5.25% 7/1/08 (MBIA Insured)	1,000	1,040
5.5% 7/1/11 (MBIA Insured)	2,170	2,366
5.5% 7/1/14 (MBIA Insured)	1,545	1,721
5.5% 7/1/15 (MBIA Insured)	2,685	3,007
Compton Unified School District Series 2002 B, 5.5% 6/1/25
(MBIA Insured)	2,800	3,113
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp.
Proj.) 0% 11/1/14 (Escrowed to Maturity) (f)	3,000	2,127
Corona-Norco Unified School District Series D, 0% 9/1/27
(FSA Insured)	3,000	1,129
CSCUI Fing. Auth. Rev. (Rental Hsg. and Town Ctr. Proj.)
Series 2004 A, 2.5%, tender 8/1/07, LOC Citibank NA,
New York (d)	5,500	5,403
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,000	1,069
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,177
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	894
5% 4/1/11	2,780	2,863
5% 4/1/12	4,210	4,326
5% 4/1/13	1,830	1,877
5.25% 4/1/09	1,600	1,650
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5%
6/1/35	10,000	10,544
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17
(AMBAC Insured)	2,420	2,606

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities
District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	$ 4,000	$ 5,162
Empire Union School District Spl. Tax (Cmnty. Facilities District
No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	720
0% 10/1/25 (AMBAC Insured)	1,665	685
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	853
0% 8/1/21 (MBIA Insured)	1,000	507
Escondido Union High School District 0% 11/1/16 (Escrowed
to Maturity) (f)	3,500	2,252
Fairfield Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09
(MBIA Insured)	2,080	1,861
Fairfield-Suisun Unified School District 5.5% 8/1/28
(MBIA Insured)	3,000	3,328
Folsom Cordova Unified School District School Facilities Impt.
District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	700
Folsom Cordova Unified School District School Facilities Impt.
District #2 (1998 Fing. Proj.) Series A, 0% 10/1/26
(MBIA Insured)	2,290	904
Foothill-De Anza Cmnty. College District:
0% 8/1/15 (MBIA Insured)	2,430	1,666
0% 8/1/20 (MBIA Insured)	6,425	3,470
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (f)	18,535	13,066
0% 1/1/18 (Escrowed to Maturity) (f)	1,000	611
5% 1/1/35 (MBIA Insured)	24,070	24,632
0% 1/15/27 (a)	4,000	3,484
0% 1/15/27 (MBIA Insured) (a)	4,500	4,162
0% 1/15/29 (a)	4,000	3,484
5% 1/15/16 (MBIA Insured)	5,860	6,209
5.5% 1/15/08 (MBIA Insured)	8,945	9,291
5.75% 1/15/40	8,155	8,334
Fremont Unified School District, Alameda County Series F, 0%
8/1/09 (MBIA Insured)	1,000	887
Fullerton Univ. Foundation Auxiliary Organization Rev.
Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,381
5.75% 7/1/30 (MBIA Insured)	1,000	1,100
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	12,245	13,363

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	$ 12,755	$ 12,876
6.625% 6/1/40	1,950	2,178
6.75% 6/1/39	12,480	14,035
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	5,000	5,393
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (f)	4,400	4,619
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (f)	490	514
Series A:
5% 6/1/35 (FGIC Insured)	17,150	17,950
5% 6/1/38 (FGIC Insured)	11,335	11,837
5% 6/1/45	16,425	16,844
Series B:
5% 6/1/09 (Escrowed to Maturity) (f)	3,000	3,140
5% 6/1/11 (Escrowed to Maturity) (f)	3,610	3,853
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	5,035	5,589
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18
(MBIA Insured)	2,750	1,614
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.)
7.3% 9/1/11 (MBIA Insured)	555	657
Long Beach Hbr. Rev. Series A:
5% 5/15/14 (FGIC Insured) (e)	2,000	2,134
5% 5/15/15 (FGIC Insured) (e)	1,000	1,062
6% 5/15/09 (FGIC Insured) (e)	3,450	3,679
6% 5/15/10 (FGIC Insured) (e)	1,000	1,086
6% 5/15/12 (FGIC Insured) (e)	3,500	3,899
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont
Manchester Social Services Proj.):
5% 9/1/11 (AMBAC Insured)	1,725	1,847
5% 9/1/21 (AMBAC Insured)	2,805	2,981
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/11 (Escrowed to Maturity) (f)	6,400	5,196
0% 9/1/13 (Escrowed to Maturity) (f)	3,380	2,521
(Disney Parking Proj.):
0% 3/1/10	2,000	1,718
0% 3/1/11	1,950	1,606
0% 3/1/12	2,180	1,705
0% 3/1/13	6,490	4,866
0% 9/1/14 (AMBAC Insured)	3,860	2,746
0% 3/1/18	3,000	1,741

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Los Angeles County Ctfs. of Prtn.: – continued
(Disney Parking Proj.):
0% 3/1/19	$ 3,200	$ 1,754
0% 3/1/20	1,000	517
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.
(Proposition C Proj.) Second Tier Sr. Series A, 5.25%
7/1/25 (FGIC Insured)	3,500	3,723
Los Angeles County Schools Regionalized Bus. Svcs. Corp.
Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,158
5.375% 9/1/17 (FSA Insured)	1,095	1,213
5.375% 9/1/18 (FSA Insured)	1,155	1,271
5.375% 9/1/19 (FSA Insured)	1,210	1,328
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.)
Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,944
Los Angeles Dept. Arpts. Rev.:
(Los Angeles Int’l. Arpt. Proj.) Series D, 5.625% 5/15/12
(FGIC Insured) (e)	290	293
Series A, 5.25% 5/15/19 (FGIC Insured)	3,000	3,228
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (f)	3,120	3,123
4.75% 8/15/16 (Escrowed to Maturity) (f)	1,395	1,396
4.75% 10/15/20 (Escrowed to Maturity) (f)	150	150
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,489
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,119
5.5% 10/15/11 (Escrowed to Maturity) (f)	3,670	3,885
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (b)(e)	6,265	6,568
Series B, 5.5% 8/1/08 (e)	1,505	1,531
7.6% 10/1/18 (Escrowed to Maturity) (f)	13,625	16,755
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,239
Series A:
5.25% 7/1/19 (MBIA Insured)	3,160	3,438
5.375% 7/1/17 (MBIA Insured)	8,095	8,947
5.375% 7/1/18 (Pre Refunded to 7/1/13 @ 100) (f)	2,945	3,279
Series E, 5.125% 1/1/27 (MBIA Insured)	1,250	1,331
M S R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75%
7/1/20 (Escrowed to Maturity) (f)	2,285	2,725
Manhattan Beach Unified School District Series A, 0% 9/1/09
(FGIC Insured)	975	862

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Merced Union High School District Series A, 0% 8/1/22
(FGIC Insured)	$ 1,100	$ 534
Metropolitan Wtr. District Southern California Wtrwks. Rev.
Series 2005 A, 5% 7/1/35 (FSA Insured)	15,000	15,823
Modesto Elementary School District, Stanislaus County
Series A:
0% 8/1/21 (FGIC Insured)	2,000	1,013
0% 8/1/25 (FGIC Insured)	2,800	1,160
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23
(AMBAC Insured)	2,500	2,733
(Golf Course Refing. Proj.) Series B, 5% 11/1/23
(FGIC Insured)	1,585	1,765
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5%
10/1/17 (Escrowed to Maturity) (f)	5,000	5,007
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10
(Escrowed to Maturity) (f)	2,270	1,907
Mojave Wtr. Agcy. Impt. District M Gen. Oblig. (Morongo
Basin Pipeline Proj.):
5% 9/1/11 (AMBAC Insured) (b)	1,840	1,955
5% 9/1/12 (AMBAC Insured) (b)	1,925	2,051
Monrovia Unified School District Series B, 0% 8/1/33
(FGIC Insured)	2,500	730
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	633
Monterey County Ctfs. of Prtn. Series 2001, 5.25% 8/1/16
(MBIA Insured)	2,445	2,647
Moreland School District Series 2003 B, 0% 8/1/27
(FGIC Insured)	1,485	561
Murrieta Valley Unified School District Series A, 0% 9/1/13
(FGIC Insured)	1,500	1,122
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,522
12% 8/1/17 (FSA Insured)	1,000	1,731
North City West School Facilities Fing. Auth. Spl. Tax:
Subseries B:
5.25% 9/1/23 (AMBAC Insured)	1,530	1,711
5.25% 9/1/25 (AMBAC Insured)	1,835	2,056
Subseries C:
5% 9/1/16 (AMBAC Insured) (b)	1,000	1,078
5% 9/1/17 (AMBAC Insured) (b)	2,735	2,950

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	$ 2,415	$ 2,426
(Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded
to 7/1/21 @ 100) (f)	3,850	5,242
Northern California Transmission Auth. Rev. (Ore Trans. Proj.)
Series A, 7% 5/1/13 (MBIA Insured)	7,100	8,328
Novato Unified School District 5.25% 8/1/17 (FGIC Insured) .	1,000	1,088
Oakland Redev. Agcy. Sub Tax Allocation (Central District
Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (f)	1,000	1,086
5.5% 9/1/17 (FGIC Insured)	3,000	3,307
Oakland Unified School District Alameda County 5% 8/1/16
(MBIA Insured)	4,740	5,163
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.)
0% 8/1/10 (MBIA Insured)	3,255	2,782
Orange County Local Trans. Auth. Sales Tax Rev. 6.2%
2/14/11 (AMBAC Insured)	7,000	7,757
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (e)	3,620	3,871
5.75% 12/1/11 (AMBAC Insured) (e)	4,000	4,401
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr.
Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,153
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (e)	1,785	1,849
5% 5/1/10 (AMBAC Insured) (e)	1,820	1,899
5% 5/1/12 (AMBAC Insured) (e)	2,065	2,176
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities
District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,883
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,073
0% 8/1/21 (FGIC Insured)	1,000	511
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A,
3.75% 7/1/12	3,225	3,241
Pomona Unified School District Series C, 6% 8/1/30
(Escrowed to Maturity) (f)	4,035	4,287
Port of Oakland Gen. Oblig.:
Series L, 5.5% 11/1/20 (FGIC Insured) (e)	3,405	3,649
5% 11/1/15 (MBIA Insured) (e)	5,850	6,154
5% 11/1/17 (MBIA Insured) (e)	3,355	3,515
5% 11/1/18 (MBIA Insured) (e)	2,740	2,863

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Port of Oakland Port Rev. Series G, 5.375% 11/1/08
(MBIA Insured) (e)	$ 1,805	$ 1,883
Rancho Santiago Cmnty. College District 5.25% 9/1/21
(FSA Insured)	2,705	3,086
Redwood City Elementary School District 0% 8/1/20
(FGIC Insured)	4,825	2,588
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev.
Proj.) 7% 7/1/09 (FSA Insured)	75	75
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside
County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	17,395
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,195
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev.
Projs.):
Series 2005 A:
4.8% 10/1/07	200	203
4.8% 10/1/07 (Pre-Refunded to 10/1/06 @ 102) (f)	570	586
5% 10/1/08	210	216
5% 10/1/08 (Pre-Refunded to 10/1/06 @ 102) (f)	595	613
5% 10/1/09	215	221
5% 10/1/09 (Pre-Refunded to 10/1/06 @ 102) (f)	600	618
5.1% 10/1/10	230	237
5.1% 10/1/10 (Pre-Refunded to 10/1/06 @ 102) (f)	660	680
5.25% 10/1/12	255	262
5.5% 10/1/22	830	855
Series A:
4.8% 10/1/07 (Pre-Refunded to 10/1/06 @ 102) (f)	310	319
5% 10/1/08 (Pre-Refunded to 10/1/06 @ 102) (f)	330	340
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,998
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,179
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,289
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	603
0% 8/1/25 (FGIC Insured)	2,725	1,140
0% 8/1/26 (FGIC Insured)	1,365	543
0% 8/1/27 (FGIC Insured)	2,500	944
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	730
0% 8/1/27 (FGIC Insured)	1,940	733

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4%
11/1/20 (AMBAC Insured)	$ 2,000	$ 2,247
Sacramento City Fing. Auth. Rev. (Combined Area Projs.)
Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,241
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,625
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,164
Series R, 5% 8/15/33 (MBIA Insured)	5,600	5,855
Sacramento Pwr. Auth. Cogeneration Proj. Rev. 6.5% 7/1/06 .	4,500	4,532
Salinas Union High School District Series A, 5.25% 10/1/17
(FGIC Insured)	1,410	1,556
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to
Maturity) (f)	8,500	11,090
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,188
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29	6,800	7,405
(The Bishop’s School Proj.) Series A, 6% 9/1/34, LOC Bank
of New York, New York	4,090	4,633
5% 11/15/16 (AMBAC Insured)	2,000	2,174
5% 11/15/17 (AMBAC Insured)	2,000	2,164
5% 11/15/18 (AMBAC Insured)	2,000	2,156
5.25% 10/1/11	1,705	1,826
San Diego County Reg’l. Arpt. Auth. Arpt. Rev. 5% 7/1/12
(AMBAC Insured) (e)	2,200	2,331
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,763
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to
7/1/12 @ 101) (f)	4,325	4,736
San Francisco Bay Area Rapid Trans. District Sales Tax Rev.
5.25% 7/1/18	1,620	1,701
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.)
5.75% 2/1/07	1,500	1,522
San Francisco City & County Arpts. Commission Int’l. Arpt.
Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (e)	6,000	6,177
5.25% 1/1/18 (AMBAC Insured) (e)	4,515	4,674
Second Series 12A, 5.625% 5/1/08 (FGIC Insured) (e)	1,625	1,647
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (e)	1,355	1,423

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
San Francisco City & County Arpts. Commission Int’l. Arpt.
Rev.: – continued
Second Series 16A, 5.5% 5/1/08 (FSA Insured) (e)	$ 2,945	$ 3,055
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (e)	3,280	3,417
5.25% 5/1/14 (MBIA Insured) (e)	2,750	2,864
Second Series 23A:
5.5% 5/1/07 (FGIC Insured) (e)	1,045	1,065
5.5% 5/1/08 (FGIC Insured) (e)	2,755	2,858
Second Series 27A, 5.5% 5/1/08 (MBIA Insured) (e)	4,045	4,196
San Francisco City & County Redev. Fing. Auth. Tax Allocation
Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10
(MBIA Insured)	1,475	1,261
Series A:
0% 8/1/09 (FGIC Insured)	1,085	962
0% 8/1/10 (FGIC Insured)	1,085	927
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	4,483
Series A:
0% 1/15/10 (MBIA Insured)	2,240	1,952
0% 1/15/12 (MBIA Insured)	7,000	5,600
0% 1/15/15 (MBIA Insured)	5,000	3,489
0% 1/15/20 (MBIA Insured)	3,765	2,067
0% 1/15/31 (MBIA Insured)	5,000	1,575
0% 1/15/34 (MBIA Insured)	10,000	2,703
5.25% 1/15/30 (MBIA Insured)	12,145	12,539
5.5% 1/15/28	1,060	1,047
0% 1/1/12 (Escrowed to Maturity) (f)	10,000	7,972
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,076
Series B, 5% 3/1/09 (FSA Insured) (e)	5,395	5,587
San Jose Unified School District, Santa Clara County Series A,
5.375% 8/1/20 (FSA Insured)	1,895	2,055
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375%
8/1/24 (MBIA Insured)	1,000	1,064
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0%
9/1/15 (Escrowed to Maturity) (f)	1,990	1,366
San Mateo County Cmnty. College District Series A, 0%
9/1/18 (FGIC Insured)	3,000	1,765

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
San Mateo Unified School District (Election of 2000 Proj.)
Series B:
0% 9/1/23 (FGIC Insured)	$ 2,000	$ 920
0% 9/1/25 (FGIC Insured)	1,490	621
0% 9/1/26 (FGIC Insured)	1,500	594
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,435
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured) (c)	4,650	5,009
5.75% 8/1/30 (FGIC Insured)	7,490	8,044
Santa Clara County Trans. District Sales Tax Rev. Series A,
5.25% 6/1/21	8,500	8,866
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2,
2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,242
Santa Monica Redev. Agcy. Tax Allocation Rev. (Earthquake
Recovery Redev. Proj.) Series 1999, 5.75% 7/1/22
(AMBAC Insured)	8,395	9,017
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	398
0% 5/1/28 (MBIA Insured)	3,340	1,211
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,560
6.75% 7/1/11	6,500	7,393
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A,
5.25% 5/1/14 (MBIA Insured)	1,000	1,023
Sulphur Springs Union School District Series A, 0% 9/1/12
(MBIA Insured)	2,750	2,148
Sulphur Springs Union School District Ctfs. of Prtn. (2002
School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09
(FSA Insured) (d)	3,000	2,963
Tahoe-Truckee Joint Unified School District Series A, 0%
9/1/10 (FGIC Insured)	3,465	2,773
Tobacco Securitization Auth. Northern California Tobacco
Settlement Rev. Series 2001 A, 5.25% 6/1/31
(Pre-Refunded to 6/1/11 @ 100) (f)	2,025	2,190
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B,
5.25% 6/1/34 (AMBAC Insured)	3,000	3,211
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.)
Series 2001 A:
5.5% 6/1/31	2,350	2,461
6% 6/1/22	1,100	1,223
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,197

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	$ 1,000	$ 585
0% 9/1/21 (FGIC Insured)	2,995	1,512
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	2,120	2,332
5.5% 5/15/24 (AMBAC Insured)	1,000	1,096
Series B, 5.5% 5/15/18 (AMBAC Insured)	7,035	7,860
4.55% 12/1/09 (g)	21,639	21,875
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	3,053
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,156
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,272
5% 5/15/17 (FSA Insured)	4,000	4,312
5.25% 5/15/16 (AMBAC Insured)	5,000	5,482
Series C, 4.75% 5/15/37 (MBIA Insured)	3,980	4,050
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	1,360	1,369
5.25% 1/1/13	8,500	8,559
Val Verde Unified School District Ctfs. of Prtn.:
Series B, 5% 1/1/35 (FGIC Insured)	3,085	3,212
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (f)	1,000	1,117
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (f)	1,380	1,541
Victor Elementary School District Series A, 0% 6/1/14
(MBIA Insured)	2,375	1,713
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	143
5.375% 8/1/16 (FSA Insured)	100	110
5.375% 8/1/16 (Pre-Refunded to 8/1/12 @ 100) (f)	900	993
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	929
0% 8/1/31 (FGIC Insured)	2,715	834
0% 8/1/32 (FGIC Insured)	1,315	384
5.25% 8/1/16 (FGIC Insured)	1,000	1,106
Washington Unified School District Yolo County Series A, 0%
8/1/27 (FGIC Insured)	5,000	1,908
Yuba City Unified School District Series A, 0% 9/1/21
(FGIC Insured)	2,090	1,055
		1,619,778

See accompanying notes which are an integral part of the financial statements.

Annual Report

26

	Municipal Bonds continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
	Guam 0.2%
	Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
	5% 7/1/09	$ 1,100	$ 1,121
	5.875% 7/1/35	1,615	1,707
			2,828

	Puerto Rico 0.6%
	Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.
	Series Y, 5.5% 7/1/36 (MBIA Insured)	2,810	3,159
	Puerto Rico Commonwealth Infrastructure Fing. Auth. Series
	2000 A:
	5.5% 10/1/32 (Escrowed to Maturity) (f)	5,620	6,088
	5.5% 10/1/40 (Escrowed to Maturity) (f)	920	993
			10,240

	Virgin Islands – 0.1%
	Virgin Islands Pub. Fin. Auth. Rev. Series A:
	5% 10/1/10	550	574
	5.25% 10/1/15	1,255	1,350
			1,924

	TOTAL INVESTMENT PORTFOLIO 100.1%
	(Cost $1,563,606)		1,634,770

	NET OTHER ASSETS – (0.1)%		(958)

	NET ASSETS 100%		$ 1,633,812

	Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value (000s)	(Depreciation)
			(000s)
	Sold

Treasury Contracts
120 U.S. Treasury 10-Year Bond Contracts	June 2006	$ 12,949	$ (6)

The face value of futures sold as a percentage of net assets 0.8%

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Investments continued

Legend

(a) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $108,000.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(f) Security collateralized by an amount
sufficient to pay interest and principal.

(g) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $21,875,000
or 1.3% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Univ. of California
Revs. (UCLA Med.
Ctr. Proj.) 4.55%
12/1/09	3/6/02	$ 21,639

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	37.8%
Escrowed/Pre Refunded	12.6%
Transportation	11.6%
Electric Utilities	6.7%
Education	6.6%
Health Care	6.5%
Special Tax	6.1%
Others* (individually less than 5%)	12.1%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report 28

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		February 28, 2006

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $1,563,606)		$ 1,634,770
Cash		2,969
Receivable for fund shares sold		1,513
Interest receivable		17,895
Prepaid expenses		6
Other receivables		115
Total assets		1,657,268

Liabilities
Payable for investments purchased
Regular delivery	$ 5,225
Delayed delivery	14,532
Payable for fund shares redeemed	1,242
Distributions payable	1,588
Accrued management fee	501
Distribution fees payable	15
Payable for daily variation on futures contracts	45
Other affiliated payables	244
Other payables and accrued expenses	64
Total liabilities		23,456

Net Assets		$ 1,633,812
Net Assets consist of:
Paid in capital		$ 1,559,096
Undistributed net investment income		1,565
Accumulated undistributed net realized gain (loss) on
investments		1,993
Net unrealized appreciation (depreciation) on
investments		71,158
Net Assets		$ 1,633,812

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Financial Statements continued

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	February 28, 2006

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($11,019 ÷ 884.5 shares)	$ 12.46

Maximum offering price per share (100/95.25 of $12.46)	$ 13.08
Class T:
Net Asset Value and redemption price per share ($4,047
÷ 324.4 shares)	$ 12.48

Maximum offering price per share (100/96.50 of $12.48)	$ 12.93
Class B:
Net Asset Value and offering price per share ($5,413 ÷
434.8 shares)A	$ 12.45

Class C:
Net Asset Value and offering price per share ($9,936 ÷
798.6 shares)A	$ 12.44

California Municipal Income:
Net Asset Value, offering price and redemption price per
share ($1,601,254 ÷ 128,664.2 shares)	$ 12.45

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($2,143 ÷ 171.9 shares)	$ 12.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report 30

Statement of Operations
Amounts in thousands	Year ended February 28, 2006

Investment Income
Interest		$ 71,726

Expenses
Management fee	$ 5,884
Transfer agent fees	1,098
Distribution fees	176
Accounting fees and expenses	315
Independent trustees’ compensation	7
Custodian fees and expenses	25
Registration fees	82
Audit	58
Legal	13
Miscellaneous	64
Total expenses before reductions	7,722
Expense reductions	(510)	7,212

Net investment income		64,514
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		14,409
Change in net unrealized appreciation (depreciation) on:
Investment securities	(18,528)
Futures contracts	(6)
Total change in net unrealized appreciation
(depreciation)		(18,534)
Net gain (loss)		(4,125)
Net increase (decrease) in net assets resulting from
operations		$ 60,389

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Financial Statements continued

Statement of Changes in Net Assets
		Year ended	Year ended
		February 28,	February 28,
Amounts in thousands		2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income		$ 64,514	$ 62,406
Net realized gain (loss)		14,409	6,681
Change in net unrealized appreciation (depreciation) .		(18,534)	(28,124)
Net increase (decrease) in net assets resulting from
operations		60,389	40,963
Distributions to shareholders from net investment income	.	(64,389)	(61,948)
Distributions to shareholders from net realized gain		(9,643)	(16,367)
Total distributions		(74,032)	(78,315)
Share transactions - net increase (decrease)		114,062	(6,521)
Redemption fees		17	29
Total increase (decrease) in net assets		100,436	(43,844)

Net Assets
Beginning of period		1,533,376	1,577,220
End of period (including undistributed net investment
income of $1,565 and undistributed net investment
income of $1,615, respectively)		$ 1,633,812	$ 1,533,376

See accompanying notes which are an integral part of the financial statements.

Annual Report

32

Financial Highlights Class A
Years ended February 28,	2006	2005	2004H	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 12.56	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment incomeE	490	.505	.521	.303
Net realized and unrealized gain (loss)	(.025)	(.149)	.248	.212
Total from investment operations	465	.356	.769	.515
Distributions from net investment income	(.490)	(.501)	(.517)	(.297)
Distributions from net realized gain	(.075)	(.135)	(.172)	(.058)
Total distributions	(.565)	(.636)	(.689)	(.355)
Redemption fees added to paid in capitalE,I	—	—	—	—
Net asset value, end of period	$ 12.46	$ 12.56	$ 12.84	$ 12.76
Total ReturnB,C,D	3.78%	2.92%	6.25%	4.13%
Ratios to Average Net AssetsG
Expenses before reductions	65%	.66%	.65%	.66%A
Expenses net of fee waivers, if any	65%	.66%	.65%	.66%A
Expenses net of all reductions	62%	.65%	.65%	.65%A
Net investment income	3.93%	4.04%	4.12%	4.18%A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 7	$ 6	$ 3
Portfolio turnover rate	19%	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H For the year ended February 29.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Financial Highlights Class T
Years ended February 28,	2006	2005	2004H	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 12.58	$ 12.86	$ 12.79	$ 12.60
Income from Investment Operations
Net investment incomeE	477	.492	.508	.296
Net realized and unrealized gain (loss)	(.027)	(.150)	.237	.241
Total from investment operations	450	.342	.745	.537
Distributions from net investment income	(.475)	(.487)	(.503)	(.289)
Distributions from net realized gain	(.075)	(.135)	(.172)	(.058)
Total distributions	(.550)	(.622)	(.675)	(.347)
Redemption fees added to paid in capitalE,I	—	—	—	—
Net asset value, end of period	$ 12.48	$ 12.58	$ 12.86	$ 12.79
Total ReturnB,C,D	3.66%	2.80%	6.04%	4.31%
Ratios to Average Net AssetsG
Expenses before reductions	77%	.77%	.76%	.77%A
Expenses net of fee waivers, if any	77%	.77%	.76%	.77%A
Expenses net of all reductions	73%	.76%	.76%	.76%A
Net investment income	3.81%	3.93%	4.01%	4.07%A
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 3	$ 4	$ 1
Portfolio turnover rate	19%	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H For the year ended February 29.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

34

Financial Highlights Class B
Years ended February 28,	2006	2005	2004H	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 12.55	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment incomeE	394	.409	.426	.247
Net realized and unrealized gain (loss)	(.026)	(.159)	.248	.210
Total from investment operations	368	.250	.674	.457
Distributions from net investment income	(.393)	(.405)	(.422)	(.239)
Distributions from net realized gain	(.075)	(.135)	(.172)	(.058)
Total distributions	(.468)	(.540)	(.594)	(.297)
Redemption fees added to paid in capitalE,I	—	—	—	—
Net asset value, end of period	$ 12.45	$ 12.55	$ 12.84	$ 12.76
Total ReturnB,C,D	2.99%	2.06%	5.46%	3.66%
Ratios to Average Net AssetsG
Expenses before reductions	1.42%	1.42%	1.41%	1.42%A
Expenses net of fee waivers, if any	1.42%	1.42%	1.41%	1.42%A
Expenses net of all reductions	1.39%	1.41%	1.40%	1.42%A
Net investment income	3.15%	3.28%	3.37%	3.42%A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 5	$ 4
Portfolio turnover rate	19%	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H For the year ended February 29.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

Financial Highlights Class C
Years ended February 28,	2006	2005	2004H	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 12.55	$ 12.83	$ 12.75	$ 12.60
Income from Investment Operations
Net investment incomeE	382	.397	.411	.239
Net realized and unrealized gain (loss)	(.035)	(.149)	.248	.200
Total from investment operations	347	.248	.659	.439
Distributions from net investment income	(.382)	(.393)	(.407)	(.231)
Distributions from net realized gain	(.075)	(.135)	(.172)	(.058)
Total distributions	(.457)	(.528)	(.579)	(.289)
Redemption fees added to paid in capitalE,I	—	—	—	—
Net asset value, end of period	$ 12.44	$ 12.55	$ 12.83	$ 12.75
Total ReturnB,C,D	2.81%	2.04%	5.34%	3.52%
Ratios to Average Net AssetsG
Expenses before reductions	1.52%	1.52%	1.52%	1.54%A
Expenses net of fee waivers, if any	1.52%	1.52%	1.52%	1.54%A
Expenses net of all reductions	1.49%	1.51%	1.51%	1.53%A
Net investment income	3.06%	3.18%	3.25%	3.30%A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 11	$ 12	$ 7
Portfolio turnover rate	19%	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H For the year ended February 29.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

36

Financial Highlights California Municipal Income
Years ended February 28,	2006	2005	2004D	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 12.55	$ 12.83	$ 12.75	$ 12.55	$ 12.35
Income from Investment Operations
Net investment incomeB	512	.527	.544	.546	.555
Net realized and unrealized gain
(loss)	(.025)	(.149)	.247	.265	.211
Total from investment operations	487	.378	.791	.811	.766
Distributions from net investment
income	(.512)	(.523)	(.539)	(.541)	(.552)
Distributions from net realized gain	(.075)	(.135)	(.172)	(.070)	(.015)
Total distributions	(.587)	(.658)	(.711)	(.611)	(.567)
Redemption fees added to paid in
capitalB	—E	—E	—E	—E	.001
Net asset value, end of period	$ 12.45	$ 12.55	$ 12.83	$ 12.75	$ 12.55
Total ReturnA	3.97%	3.11%	6.44%	6.64%	6.36%
Ratios to Average Net AssetsC
Expenses before reductions	48%	.48%	.48%	.49%	.48%
Expenses net of fee waivers, if any	48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	45%	.47%	.48%	.47%	.43%
Net investment income	4.10%	4.22%	4.29%	4.34%	4.47%
Supplemental Data
Net assets, end of period
(in millions)	$ 1,601	$ 1,506	$ 1,550	$ 1,683	$ 1,654
Portfolio turnover rate	19%	15%	18%	18%	13%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
D For the year ended February 29.
E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

Financial Highlights Institutional Class
Years ended February 28,	2006	2005	2004G	2003E
Selected Per Share Data
Net asset value, beginning of period	$ 12.57	$ 12.85	$ 12.76	$ 12.60
Income from Investment Operations
Net investment incomeD	509	.529	.546	.316
Net realized and unrealized gain (loss)	(.025)	(.151)	.254	.211
Total from investment operations	484	.378	.800	.527
Distributions from net investment income	(.509)	(.523)	(.538)	(.309)
Distributions from net realized gain	(.075)	(.135)	(.172)	(.058)
Total distributions	(.584)	(.658)	(.710)	(.367)
Redemption fees added to paid in capitalD,H	—	—	—	—
Net asset value, end of period	$ 12.47	$ 12.57	$ 12.85	$ 12.76
Total ReturnB,C	3.94%	3.10%	6.51%	4.23%
Ratios to Average Net AssetsF
Expenses before reductions	50%	.47%	.49%	.50%A
Expenses net of fee waivers, if any	50%	.47%	.49%	.50%A
Expenses net of all reductions	46%	.47%	.49%	.49%A
Net investment income	4.08%	4.23%	4.28%	4.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,143	$ 1,057	$ 264	$ 1,499
Portfolio turnover rate	19%	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G For the year ended February 29.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

38

Notes to Financial Statements

For the period ended February 28, 2006 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity California Municipal Income Fund (the fund) is a fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan California Municipal Income Fund to Fidelity California Municipal Income Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massa chusetts business trust.

The fund offers Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privi leges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain ex pense reductions also differ by class.

The fund may be affected by economic and political developments in the state of Califor nia. The financial statements have been prepared in conformity with accounting prin ciples generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

39 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains, futures transactions, market discount, deferred trustees compensation and losses deferred due to wash sales and futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation		$ 70,724
Unrealized depreciation		(1,807)
Net unrealized appreciation (depreciation)		68,917
Undistributed ordinary income		842
Undistributed long term capital gain		4,225

Cost for federal income tax purposes		$ 1,565,853

Annual Report	40

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued
The tax character of distributions paid was as follows:
	February 28, 2006	February 28, 2005
Tax exempt Income	$ 64,389	$ 61,948
Ordinary Income	—	1,596
Long term Capital Gains	9,643	14,771
Total	$ 74,032	$ 78,315

Short Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount (“initial margin”) equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily

41 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)
2. Operating Policies continued
Futures Contracts continued

fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabili ties. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $424,619 and $289,699, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was ..37% of the fund’s average net assets.

Annual Report

42

4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$ 14	$ —
Class T	0%	.25%	8	—
Class B	65%	.25%	47	34
Class C	75%	.25%	107	23
			$ 176	$ 57

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$ 12
Class T	2
Class B*	10
Class C*	1
$ 25

*	When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund’s Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except

43 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)
4. Fees and Other Transactions with Affiliates continued
Transfer Agent and Accounting Fees continued

for California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servic ing agent functions. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

		% of
		Average
	Amount	Net Assets
Class A		$ 8.09
Class T		4.11
Class B		6.11
Class C		12.11
California Municipal Income		1,067.07
Institutional Class		1.09
	$ 1,098

Citibank also has a sub arrangement with FSC to maintain the fund’s accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

44

6. Expense Reductions.

Through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and accounting expenses by $25 and $288 respectively. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$ 1
Class B	1
Class C	1
California Municipal Income	194
$ 197

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
		Years ended February 28,
		2006	2005
From net investment income
Class A		$ 357	$ 245
Class T		127	122
Class B		164	163
Class C		328	344
California Municipal Income		63,354	61,059
Institutional Class		59	15
Total		$ 64,389	$ 61,948
From net realized gain
Class A		$ 60	$ 67
Class T		23	37
Class B		32	54
Class C		62	126
California Municipal Income		9,454	16,080
Institutional Class		12	3
Total		$ 9,643	$ 16,367

	45		Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended February 28,		Years ended February 28,
	2006	2005	2006	2005
Class A
Shares sold	494	287	$ 6,170	$ 3,591
Reinvestment of distributions	21	14	263	181
Shares redeemed	(200)	(187)	(2,491)	(2,320)
Net increase (decrease)	315	114	$ 3,942	$ 1,452
Class T
Shares sold	108	75	$ 1,359	$ 935
Reinvestment of distributions	11	11	142	138
Shares redeemed	(43)	(136)	(544)	(1,699)
Net increase (decrease)	76	(50)	$ 957	$ (626)
Class B
Shares sold	114	51	$ 1,426	$ 637
Reinvestment of distributions	7	7	86	93
Shares redeemed	(75)	(76)	(941)	(941)
Net increase (decrease)	46	(18)	$ 571	$ (211)
Class C
Shares sold	215	152	$ 2,683	$ 1,901
Reinvestment of distributions	21	26	262	322
Shares redeemed	(292)	(293)	(3,632)	(3,634)
Net increase (decrease)	(56)	(115)	$ (687)	$ (1,411)
California Municipal Income
Shares sold	22,396	17,210	$ 279,941	$ 215,284
Reinvestment of distributions	4,064	4,369	50,716	54,476
Shares redeemed	(17,827)	(22,310)	(222,480)	(276,287)
Net increase (decrease)	8,633	(731)	$ 108,177	$ (6,527)
Institutional Class
Shares sold	145	64	$ 1,818	$ 824
Reinvestment of distributions	2	1	20	6
Shares redeemed	(59)	(2)	(736)	(28)
Net increase (decrease)	88	63	$ 1,102	$ 802

Annual Report

46

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Fidelity California Municipal Income Fund (formerly Spartan California Municipal Income Fund):

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Municipal Income Fund (formerly Spartan California Municipal Income Fund) (a fund of Fidelity California Municipal Trust) at February 28, 2006 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity California Municipal Income Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts April 13, 2006

47 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 258 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Research & Analysis Company; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

48

Name, Age; Principal Occupation Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of the fund (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

49 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005 present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Annual Report

50

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001).

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Labo ratories (private research and development, 2004 present). He is Chair man of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network sur veillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

51 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Annual Report

52

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1999). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He cur rently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

53 Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity California Municipal Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993 2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984 present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002 present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998 present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Pre viously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

Annual Report

54

Name, Age; Principal Occupation David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Alloca tion Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003 present) and an Executive Vice President of FMR (2005 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002).

Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present), certain Balanced Funds (2005 present), certain Asset Allocation Funds (2005 present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Douglas T. McGinley (40)

Year of Election or Appointment: 2004

Vice President of the fund. Mr. McGinley also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsi bilities, Mr. McGinley worked as an analyst and portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Research & Analysis Com pany (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

55 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secre tary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of the fund. Ms. Reynolds also serves as Presi dent and Treasurer of other Fidelity funds (2004 present) and is a Vice President (2003 present) and an employee (2002 present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at Pricewater houseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

R. Stephen Ganis (39)

Year of Election or Appointment: 2006

Anti Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006 present) and FMR Corp. (2003 present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000 2002).

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of the fund. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004 present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002 present). He is Chief Compliance Officer of FMR (2005 present), FMR Co., Inc. (2005 present), Fidelity Management & Research (U.K.) Inc. (2005 present), Fidelity Research & Analysis Company (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and Strategic Advisers, Inc. (2005 present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

Annual Report

56

Name, Age; Principal Occupation Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Temple ton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of profes sional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Trea surer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice Presi dent of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986

Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

57 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Trea surer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

Annual Report

58

Distributions

The Board of Trustees of Fidelity California Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	04/10/2006	04/07/2006	$.035

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2006, $14,349,210, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2006, 100% of the fund’s income dividends was free from federal income tax, and 6.85% of the fund’s income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

59 Annual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on November 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	881,855,096.85	95.113
Withheld	45,312,137.89	4.887
TOTAL	927,167,234.74	100.000
Albert R. Gamper, Jr.B
Affirmative	882,072,230.68	95.136
Withheld	45,095,004.06	4.864
TOTAL	927,167,234.74	100.000
Robert M. Gates
Affirmative	880,799,815.71	94.999
Withheld	46,367,419.03	5.001
TOTAL	927,167,234.74	100.000
George H. Heilmeier
Affirmative	881,328,368.62	95.056
Withheld	45,838,866.12	4.944
TOTAL	927,167,234.74	100.000
Abigail P. Johnson
Affirmative	875,565,638.99	94.434
Withheld	51,601,595.75	5.566
TOTAL	927,167,234.74	100.000
Edward C. Johnson 3d
Affirmative	877,690,584.35	94.664
Withheld	49,476,650.39	5.336
TOTAL	927,167,234.74	100.000
Stephen P. Jonas
Affirmative	879,581,305.23	94.868
Withheld	47,585,929.51	5.132
TOTAL	927,167,234.74	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	880,914,247.36	95.011
Withheld	46,252,987.38	4.989
TOTAL	927,167,234.74	100.000

Ned C. Lautenbach
Affirmative	881,709,719.72	95.097
Withheld	45,457,515.02	4.903
TOTAL	927,167,234.74	100.000

Marvin L. Mann
Affirmative	881,089,266.95	95.030
Withheld	46,077,967.79	4.970
TOTAL	927,167,234.74	100.000

William O. McCoy
Affirmative	881,030,337.59	95.024
Withheld	46,136,897.15	4.976
TOTAL	927,167,234.74	100.000

Robert L. Reynolds
Affirmative	879,427,100.20	94.851
Withheld	47,740,134.54	5.149
TOTAL	927,167,234.74	100.000

Cornelia M. Small
Affirmative	881,110,655.62	95.033
Withheld	46,056,579.12	4.967
TOTAL	927,167,234.74	100.000

William S. Stavropoulos
Affirmative	881,346,095.03	95.058
Withheld	45,821,139.71	4.942
TOTAL	927,167,234.74	100.000

Kenneth L. Wolfe
Affirmative	881,757,643.77	95.102
Withheld	45,409,590.97	4.898
TOTAL	927,167,234.74	100.000

Annual Report 60

PROPOSAL 2
To change the fund from a diversified to a
non-diversified fund.
	# of	% of
	Votes	Votes
Affirmative	640,581,303.10	69.090
Against	152,289,078.76	16.425
Abstain	80,198,200.08	8.650
Broker
Non Votes	54,098,652.80	5.835
TOTAL	927,167,234.74	100.000

A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

61 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Income Fund (formerly Spartan California Municipal Income Fund)

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the

Annual Report

62

management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

63 Annual Report

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65 Annual Report

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67 Annual Report

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69 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments
Money Management, Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

ASCMI-UANN-0406 1.790906.102

Fidelity® California Short Intermediate Tax Free Bond Fund

Annual Report February 28, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Summary	5	A summary of the fund’s investments.
Investments	6	A complete list of the fund’s
		investments with their market values.
Financial Statements	22	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	26	Notes to the financial statements.
Report of Independent	30
Registered Public
Accounting Firm
Trustees and Officers	31
Distributions	42
Board Approval of	43
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 25, 2005 to February 28, 2006). The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (September 1, 2005 to February 28, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending
	Beginning	Account Value	Expenses Paid
	Account Value	February 28, 2006	During Period
Actual	$1,000.00	$1,016.40	$1.23A
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,023.06	$1.76B

A Actual expenses are equal to the Fund’s annualized expense ratio of .35%; multiplied by the average account value over the period, multiplied by 127/365 (to reflect the period October 25, 2005 to February 28, 2006).

B Hypothetical expenses are equal to the Fund’s annualized expense ratio of .35%; mul tiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annual Report

4

Investment Summary

Top Five Sectors as of February 28, 2006
% of fund’s
net assets
General Obligations	29.3
Special Tax	15.9
Escrowed/Pre Refunded	13.8
Electric Utilities	12.5
Synthetics	10.7
Average Years to Maturity as of February 28, 2006

Years	3.7

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of February 28, 2006
Years	3.2

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

5 Annual Report

Investments February 28, 2006
Showing Percentage of Net Assets

Municipal Bonds 79.6%
	Principal	Value
	Amount	(Note 1)
California – 77.9%
Alameda County Ctfs. of Prtn. Series A, 5.375%
12/1/09 (MBIA Insured)	$ 160,000	$ 171,304
Alameda Unified School District Gen. Oblig. 5.5%
7/1/13 (FSA Insured)	25,000	28,000
Anaheim Union High School District Series A, 5%
8/1/22 (Pre-Refunded to 8/1/12 @ 100) (b)	90,000	97,367
Bay Area Govts. Assoc. (FTA Cap. Grant Proj.) Series A,
5% 6/15/07 (AMBAC Insured)	90,000	91,880
Bay Area Toll Auth. Toll Bridge Rev. (San Francisco Bay
Area Proj.) Series 2001 D:
5% 4/1/08	100,000	103,405
5% 4/1/10	60,000	63,602
Berkeley Unified School District Gen. Oblig. Series I, 5%
8/1/08 (FSA Insured)	15,000	15,586
Cal State L.A. Univ. Auxiliary Services, Inc. Auxiliary
Organization 5.25% 6/1/28 (Pre-Refunded to
6/1/11 @ 100) (b)	25,000	27,103
California County Tobacco Securitization Agcy. Tobacco
Settlement Asset-Backed:
Series 2002 A, 5.875% 6/1/43 (Pre-Refunded to
6/1/12 @ 100) (b)	165,000	185,226
Series A, 5.875% 6/1/43 (Pre-Refunded to 6/1/12 @
100) (b)	125,000	140,323
California Dept. of Trans. Rev. Series A:
5% 2/1/11 (MBIA Insured)	125,000	133,855
5% 2/1/12 (FGIC Insured)	75,000	80,917
California Dept. of Wtr. Resources Central Valley Proj.
Wtr. Sys. Rev.:
(Wtr. Sys. Proj.):
Series P, 6% 12/1/20 (Pre-Refunded to 6/1/06 @
101) (b)	75,000	76,254
Series Q, 6% 12/1/09	40,000	43,508
5.5% 12/1/08	75,000	79,090
Series J3, 7% 12/1/12 (Escrowed to Maturity) (b)	70,000	84,320
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5% 5/1/13 (FSA Insured)	35,000	37,864
5.5% 5/1/06	100,000	100,330
5.5% 5/1/09 (MBIA Insured)	50,000	53,073
5.5% 5/1/12 (MBIA Insured)	30,000	33,106
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (b)	30,000	33,505
6% 5/1/13	15,000	16,951
6% 5/1/13 (MBIA Insured)	25,000	28,488

See accompanying notes which are an integral part of the financial statements.

Annual Report

6

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
California – continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: -
continued
Series 2005 A, 5.5% 5/1/11	$ 25,000	$ 27,120
Series A:
5% 5/1/09 (MBIA Insured)	75,000	78,496
5.25% 5/1/07 (MBIA Insured)	105,000	107,224
5.25% 5/1/09 (MBIA Insured)	230,000	242,781
5.25% 5/1/10 (MBIA Insured)	90,000	96,189
5.25% 5/1/12 (FSA Insured)	560,000	610,299
5.25% 5/1/12 (MBIA Insured)	50,000	54,491
5.5% 5/1/08	285,000	296,993
5.5% 5/1/10	85,000	91,151
5.5% 5/1/13 (AMBAC Insured)	270,000	300,275
California Dept. of Wtr. Resources Wtr. Rev. Series W:
5.5% 12/1/09 (AMBAC Insured)	35,000	37,626
5.5% 12/1/13 (FSA Insured)	70,000	78,814
California Econ. Recovery:
Series 2004 A:
5% 1/1/08	150,000	154,292
5% 1/1/09	335,000	349,043
5% 7/1/10 (MBIA Insured)	190,000	202,287
5% 7/1/11 (MBIA Insured)	125,000	134,099
5% 7/1/12 (MBIA Insured)	95,000	102,853
5.25% 7/1/12	550,000	601,568
Series 2004 B, 3.5%, tender 7/1/08 (a)	1,525,000	1,526,647
Series A:
5% 7/1/08	210,000	217,688
5% 7/1/09	615,000	645,689
5.25% 1/1/11	1,065,000	1,147,569
5.25% 7/1/12 (FGIC Insured)	75,000	82,255
5.25% 7/1/13 (MBIA Insured)	370,000	408,495
5.25% 7/1/14	160,000	177,022
5.25% 7/1/14 (FGIC Insured)	310,000	344,153
Series B, 5%, tender 7/1/07 (a)	150,000	153,083
California Edl. Facilities Auth. Rev. (Univ. of Southern
California Proj.) Series 2003 B, 5% 10/1/06	30,000	30,292
California Gen. Oblig.:
Series AR, 10% 10/1/08	40,000	46,108
Series AT, 9.75% 2/1/09	10,000	11,637
0% 4/1/11	15,000	12,316
4.5% 2/1/09	135,000	138,664
4.5% 9/1/11 (Pre-Refunded to 9/1/10 @ 100) (b)	20,000	20,893

See accompanying notes which are an integral part of the financial statements.

7 Annual Report

Investments continued

Municipal Bonds continued
		Principal	Value
		Amount	(Note 1)
California – continued
California Gen. Oblig.: – continued
5% 2/1/09		$ 40,000	$ 41,634
5% 3/1/09		150,000	156,300
5% 3/1/09		65,000	67,730
5% 4/1/09		290,000	302,493
5% 2/1/10		85,000	89,493
5% 2/1/10		30,000	31,586
5% 2/1/10 (MBIA Insured)		75,000	79,330
5% 3/1/10		65,000	68,506
5% 6/1/10		75,000	79,216
5% 2/1/11		1,000,000	1,061,090
5% 5/1/11		85,000	90,432
5% 6/1/11 (MBIA Insured)		60,000	64,304
5% 2/1/12		180,000	192,119
5% 2/1/12		70,000	74,713
5% 2/1/12		60,000	64,040
5% 4/1/12		85,000	90,868
5% 2/1/13		55,000	58,942
5% 2/1/13		75,000	80,376
5% 3/1/13		850,000	911,591
5% 6/1/13		1,000,000	1,073,350
5% 10/1/13		50,000	53,432
5.25% 10/1/09		40,000	42,292
5.25% 10/1/12		100,000	108,730
5.25% 2/1/14 (FSA Insured)		165,000	181,665
5.25% 10/1/15 (Pre Refunded to 10/1/10 @ 100) (b)		75,000	80,768
5.25% 6/1/18 (Pre-Refunded to 6/1/10 @ 100) (b)	.	25,000	26,741
5.25% 9/1/18 (Pre-Refunded to 9/1/10 @ 100) (b)	.	35,000	37,572
5.25% 12/1/24 (Pre Refunded to 12/1/10 @ 100) (b)		45,000	48,576
5.5% 6/1/06		155,000	155,791
5.5% 6/1/10		70,000	75,302
5.5% 4/1/11		45,000	48,869
5.5% 2/1/12		10,000	10,936
5.5% 9/1/24 (Pre-Refunded to 9/1/09 @ 101) (b)		400,000	431,560
5.75% 10/1/08		100,000	105,547
5.75% 10/1/10		50,000	54,587
5.75% 10/1/10		100,000	109,173
5.75% 2/1/11 (FGIC Insured)		20,000	22,035
5.75% 10/1/11		70,000	77,356
5.75% 11/1/11		100,000	110,648

See accompanying notes which are an integral part of the financial statements.

Annual Report

8

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
California – continued
California Gen. Oblig.: – continued
6% 2/1/08	$ 35,000	$ 36,695
6% 2/1/09	60,000	64,012
6% 9/1/09	90,000	97,095
6% 10/1/09 (FGIC Insured)	40,000	43,404
6.25% 9/1/09	25,000	27,174
6.25% 9/1/12	140,000	155,211
6.6% 2/1/09 (AMBAC Insured)	210,000	228,589
7% 2/1/09	35,000	38,249
7% 10/1/09	10,000	11,121
7.1% 3/1/08	10,000	10,706
8% 11/1/07 (FGIC Insured)	730,000	766,661
10% 9/1/09	85,000	102,156
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series G, 5% 7/1/09	400,000	417,012
(Cedars-Sinai Med. Ctr. Proj.):
Series A, 6.125% 12/1/30 (Pre-Refunded to
12/1/09 @ 101) (b)	145,000	159,997
5% 11/15/09	450,000	471,461
5% 11/15/14	50,000	53,489
(Kaiser Permante Proj.) Series A, 5% 6/1/07
(Escrowed to Maturity) (b)	45,000	45,940
California Infrastructure & Econ. Dev. Bank Rev.:
(Bay Area Toll Bridges Seismic Retrofit Prog.):
Series A, 5.25% 7/1/16	100,000	109,461
5% 7/1/11 (FSA Insured)	25,000	26,883
(Worker’s Compensation Relief Proj.) Series A, 5.25%
10/1/13 (AMBAC Insured)	20,000	22,143
5.5% 6/1/17 (Pre-Refunded to 6/1/10 @ 101) (b)	50,000	54,507
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Southern
California Edison Co. Proj.) Series B, 2%, tender
3/1/06 (a)	200,000	200,000
California Pub. Works Board Lease Rev.:
(California State Univ. Proj.) Series 1997 A, 5.5%
10/1/07	50,000	51,428
(Coalinga State Hosp. Proj.):
Series A:
5% 6/1/11	125,000	132,491
5.25% 6/1/12	10,000	10,787
5.25% 6/1/14	60,000	65,351
5% 6/1/10	100,000	105,218
(Dept. of Corrections Proj.) Series B, 5.25% 1/1/13	40,000	43,182

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
California – continued
California Pub. Works Board Lease Rev.: – continued
(Dept. of Corrections, Madera State Prison Proj.)
Series E, 6% 6/1/10	$ 100,000	$ 108,910
(Dept. of Corrections, Monterey County State Prison
Proj.):
Series 2003 C:
5% 6/1/08	500,000	515,265
5.5% 6/1/14	100,000	110,811
5.5% 6/1/14 (MBIA Insured)	50,000	55,902
Series 2004 D, 5% 12/1/15 (MBIA Insured)	70,000	76,250
Series A, 5.25% 6/1/10 (AMBAC Insured)	50,000	53,462
Series C, 5.2% 12/1/09 (MBIA Insured)	70,000	74,138
Series J, 5% 1/1/10 (AMBAC Insured)	60,000	63,394
(Kern County at Delano II Proj.) Series 2003 C, 5.5%
6/1/13	200,000	219,616
(Regents Univ. of California Proj.) Series A:
0% 9/1/07	85,000	80,397
5.25% 6/1/12 (AMBAC Insured)	50,000	54,487
(Various California State Univ. Projs.):
Series 2005 L, 5.25% 11/1/09	260,000	275,678
Series A, 5.5% 6/1/14	155,000	172,101
Series B:
5.55% 6/1/10	100,000	107,974
5.55% 6/1/10 (MBIA Insured)	25,000	27,024
California State Univ. Rev. & Colleges Series B, 5%
11/1/11 (AMBAC Insured)	25,000	26,990
California State Univ., Fresno Assoc., Inc. Auxiliary
Organization Event Ctr. Rev. 6% 7/1/26
(Pre-Refunded to 7/1/12 @ 101) (b)	35,000	39,865
California Statewide Cmntys. Dev. Auth. Rev.:
(Daughters of Charity Health Sys. Proj.) Series F, 5%
7/1/09	1,050,000	1,087,989
(Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2.55%, tender 1/4/07 (a)	1,000,000	989,860
Series 2004 F, 2.3%, tender 5/1/07 (a)	640,000	631,750
Series 2004 G, 2.3%, tender 5/1/07 (a)	300,000	296,133
Series 2004 H, 2.625%, tender 5/1/08 (a)	1,095,000	1,068,293
California Statewide Communities Dev. Auth. Wtr. and
Wastewtr. Rev. (Pooled Fing. Prog.) Series 2004 A, 5%
10/1/13 (FSA Insured)	30,000	32,618
Capistrano Unified School District Cmnty. Facilities
District #98-2, Ladera 5.75% 9/1/29 (Pre-Refunded
to 9/1/09 @ 102) (b)	20,000	21,850

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
California – continued
Carmichael Wtr. District Wtr. Rev. Ctfs. of Prtn. 4.75%
9/1/09 (MBIA Insured)	$ 70,000	$ 73,206
Central Valley School District Fing. Auth. Rev. (School
District Gen. Oblig. Bond Rfdg. Prog.) Series A, 6%
8/1/06 (MBIA Insured)	145,000	146,595
Chaffey Cmnty. College District Series A, 5.25% 7/1/14
(Pre-Refunded to 7/1/12 @ 101) (b)	30,000	33,089
Chaffey Unified High School District:
Series B, 5.5% 8/1/13 (Pre-Refunded to 8/1/10 @
101) (b)	70,000	76,515
5% 8/1/12 (FGIC Insured)	20,000	21,673
Contra Costa County Pub. Fing. Auth. Lease Rev.:
Series 1999 A, 5% 6/1/08 (MBIA Insured)	200,000	207,332
Series B, 4.5% 6/1/09 (MBIA Insured)	40,000	41,401
Contra Costa Trans. Auth. Sales Tax Rev. Series A, 6%
3/1/09 (FGIC Insured)	200,000	214,804
Coronado Cmnty. Dev. Agcy. 0% 9/1/13 (FSA Insured) .	15,000	11,181
Duarte Unified School District Gen. Oblig. Series B, 0%
11/1/16 (FSA Insured)	85,000	54,629
East Bay Muni. Util. District Wastewtr. Sys. Rev. 4.75%
6/1/28 (Pre-Refunded to 6/1/08 @ 101) (b)	45,000	46,796
East Bay Muni. Util. District Wtr. Sys. Rev.:
4.75% 6/1/28 (MBIA Insured) (Pre-Refunded to
6/1/08 @ 101) (b)	65,000	67,595
4.75% 6/1/34 (Pre-Refunded to 6/1/08 @ 101) (b) .	160,000	166,387
5% 6/1/06 (MBIA Insured)	40,000	40,164
East Side Union High School District Santa Clara County
Series C:
5% 8/1/11 (FSA Insured)	45,000	48,420
5% 8/1/12 (FSA Insured)	55,000	59,601
El Centro School District Gen. Oblig. Series A, 6%
8/1/12 (AMBAC Insured)	15,000	17,201
El Monte City School District 5% 5/1/16 (FGIC Insured)	1,000,000	1,087,220
Elk Grove Cmnty. Facilities District #2003-1 Spl. Tax 6%
9/1/28 (Pre-Refunded to 9/1/08 @ 101) (b)	50,000	53,519
Evergreen School District Gen. Oblig. Series B, 4.9%
9/1/15 (Pre-Refunded to 9/1/07 @ 101) (b)	45,000	46,490
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.
4.75% 1/15/11 (MBIA Insured)	35,000	36,978
Fremont Union High School District, Santa Clara
Series 1998 C, 5% 9/1/18 (Pre-Refunded to 9/1/12
@ 100) (b)	85,000	92,041
Fresno Swr. Rev. Series A, 6% 9/1/09 (MBIA Insured)	100,000	108,498

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
California – continued
Golden State Tobacco Securitization Corp.:
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (b)	$ 225,000	$ 242,685
5.75% 6/1/21 (Pre-Refunded to 6/1/08 @ 100) (b)	80,000	83,990
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (b)	50,000	52,494
Series B:
5% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (b)	445,000	479,977
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (b)	130,000	140,218
5.375% 6/1/28 (Pre Refunded to 6/1/10 @ 100) (b)	60,000	64,349
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (b)	500,000	555,030
5.6% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (b)	40,000	43,251
5.625% 6/1/33 (Pre Refunded to 6/1/13 @ 100) (b)	45,000	50,306
5.625% 6/1/33 (Pre Refunded to 6/1/13 @ 100) (b)	175,000	195,636
5.625% 6/1/38 (Pre Refunded to 6/1/13 @ 100) (b)	150,000	167,688
Jefferson Union High School District Gen. Oblig.
Series A, 6.25% 2/1/12 (MBIA Insured)	50,000	57,111
Kern Cmnty. College District Gen. Oblig. Series A.
4.75% 11/1/26 (Pre-Refunded to 11/1/13 @
100) (b)	45,000	48,436
Kern County High School District Series A, 6.3% 8/1/10
(MBIA Insured)	75,000	83,642
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5.4%
1/15/15 (Pre-Refunded to 1/15/09 @ 101) (b)	50,000	53,246
Los Angeles Cmnty. College District Series A, 5.25%
8/1/15 (FSA Insured)	155,000	173,028
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/12 (Escrowed to
Maturity) (b)	90,000	69,989
(Disney Parking Proj.) 0% 3/1/14	20,000	13,904
Los Angeles County Metropolitan Trans. Auth. Rev.
(Gen. Union Station Proj.) Series A, 5% 7/1/09
(Pre-Refunded to 7/1/06 @ 101) (b)	100,000	101,581
Los Angeles County Metropolitan Trans. Auth. Sales Tax
Rev.:
(Proposition A 1st Tier Proj.) Series A, 5.25% 7/1/06
(FSA Insured)	50,000	50,317

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
California – continued
Los Angeles County Metropolitan Trans. Auth. Sales Tax
Rev.: – continued
(Proposition C Proj.):
First Sr. Series 2003 A, 5% 7/1/13 (FSA Insured)	$ 25,000	$ 27,202
Second Series 1999 A, 6% 7/1/09	125,000	134,606
Series 2005 B, 5% 7/1/09	25,000	26,219
Los Angeles County Pub. Works Fing. Auth. Lease Rev.:
(Multiple Cap. Facilities #5 Proj.) Series B, 6%
12/1/07 (Escrowed to Maturity) (b)	100,000	104,587
(Multiple Cap. Facilities #6 Proj.) Series A, 5.625%
5/1/26 (Pre-Refunded to 5/1/10 @ 100) (b)	80,000	86,913
Series 1996 VB, 5.125% 12/1/29 (Pre-Refunded to
12/1/07 @ 101) (b)	25,000	26,015
Los Angeles County Pub. Works Fing. Auth. Rev.:
(Los Angeles County Flood Cont. District Proj.)
Series A, 5% 3/1/12 (MBIA Insured)	35,000	37,797
(Reg’l. Park & Open Space District Proj.):
5% 10/1/12 (FSA Insured)	65,000	70,563
5% 10/1/14 (FSA Insured)	25,000	27,369
Los Angeles Ctfs.of Prtn. 4.125% 8/1/06
(AMBAC Insured)	60,000	60,190
Los Angeles Dept. Arpts. Rev.:
(Los Angeles Int’l. Arpt. Proj.) Series 2003 B, 5%
5/15/10 (MBIA Insured)	50,000	53,084
Series B, 5% 5/15/14 (MBIA Insured)	125,000	136,120
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 A1, 5.25% 7/1/11 (MBIA Insured)	75,000	81,554
Series 2003 A Subseries A-1, 4.5% 7/1/07	65,000	65,952
Series A Subseries A 1:
4% 7/1/06	25,000	25,055
5% 7/1/12 (MBIA Insured)	25,000	27,067
Los Angeles Gen. Oblig.:
Series 2002 A, 5.25% 9/1/13 (MBIA Insured)	80,000	88,492
Series 2003 A, 5% 9/1/13 (MBIA Insured)	20,000	21,797
Series 2003 B, 5% 9/1/09 (FSA Insured)	35,000	36,889
Series A, 5% 9/1/15 (Pre-Refunded to 9/1/11 @
100) (b)	30,000	32,263
Series B, 4% 9/1/07 (FSA Insured)	60,000	60,572
Los Angeles Sanitation Equip. Charge Rev. Series A:
5% 2/1/07 (AMBAC Insured)	25,000	25,376
5% 2/1/09 (AMBAC Insured)	25,000	26,149

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
California – continued
Los Angeles State Bldg. Auth. Lease Rev. (State of
California Dept. of Gen. Services Lease Proj.) Series A,
5.625% 5/1/11	$ 50,000	$ 52,688
Los Angeles Unified School District:
Series 1997 F, 5% 7/1/14 (FSA Insured)	25,000	27,102
Series 2000 D:
5% 7/1/06	25,000	25,136
5.625% 7/1/15 (Pre Refunded to 7/1/10 @ 100) (b)	80,000	87,036
Series A, 5% 7/1/13 (MBIA Insured)	25,000	27,202
Series B, 5% 7/1/23 (FGIC Insured) (Pre-Refunded to
7/1/08 @ 101) (b)	135,000	141,284
Series C, 5.25% 7/1/11 (Pre-Refunded to 7/1/09 @
101) (b)	50,000	53,397
Series E:
5% 7/1/09 (MBIA Insured)	25,000	26,288
5.5% 7/1/13 (MBIA Insured)	40,000	44,504
Series F, 5% 7/1/15 (FSA Insured)	5,000	5,397
Los Angeles Unified School District Cfts. of Prtn.:
(Multiple Propereties Proj.) Series A:
5% 8/1/09 (Escrowed to Maturity) (b)	45,000	47,358
5% 8/1/10 (Escrowed to Maturity) (b)	60,000	63,850
Series 2002, 5% 6/1/08 (FSA Insured)	60,000	62,134
Los Rios Cmnty. College District Series B, 4% 8/1/06
(MBIA Insured)	50,000	50,146
Marin Muni. Wtr. District Rev. Ctfs. of Prtn. (2004 Fing.
Proj.) 5% 7/1/12 (AMBAC Insured)	25,000	27,067
Metropolitan Wtr. District Southern California Wtrwks.
Rev.:
Series 1996 C, 6% 7/1/07	50,000	51,658
Series 2004 B, 5% 7/1/10	90,000	95,895
Series A:
5% 7/1/13	25,000	27,236
5% 7/1/26 (Pre-Refunded to 1/1/08 @ 101) (b)	115,000	119,477
5.25% 7/1/10 (Escrowed to Maturity) (b)	55,000	59,014
5.25% 3/1/21 (Pre-Refunded to 3/1/11 @ 101) (b)	270,000	294,527
Series B, 5% 7/1/11	45,000	48,434
Monterey Peninsula Cmnty. College District Series A,
4.75% 8/1/27 (Pre-Refunded to 8/1/13 @ 100) (b) .	65,000	69,822
Moreno Valley Ctfs. of Prtn. 5% 5/1/09 (MBIA Insured) .	10,000	10,497
Newhall School District Gen. Oblig. Series B, 5%
8/1/18 (Pre-Refunded to 8/1/12 @ 101) (b)	45,000	49,043

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
California – continued
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (MBIA Insured)	$ 20,000	$ 21,864
5% 8/1/16 (MBIA Insured)	25,000	27,334
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.):
Series A:
5.6% 7/1/06	75,000	75,347
5.85% 7/1/10 (Escrowed to Maturity) (b)	25,000	27,318
5.85% 7/1/10 (AMBAC Insured)	25,000	27,413
Series A, 5.8% 7/1/09 (Escrowed to Maturity) (b)	60,000	64,472
Norwalk– Mirada Unified School District 5% 8/1/23
(Pre-Refunded to 8/1/13 @ 100) (b)	40,000	43,613
Oakland Gen. Oblig. Ctfs. of Prtn. (Oakland Museum
Proj.) Series A, 5% 4/1/09 (AMBAC Insured)	75,000	78,521
Oakland Joint Powers Fing. Auth. Lease Rev.
(Oakland Convention Centers Proj.) 5.25% 10/1/09
(AMBAC Insured)	50,000	53,004
Oakland Unified School District Alameda County 5%
8/1/12 (MBIA Insured)	60,000	64,840
Orange County Calif Recovery Ctfs. of Prtn. Series A,
6% 7/1/26 (Pre-Refunded to 7/1/06 @ 102) (b)	55,000	56,592
Orange County Local Trans. Auth. Sales Tax Rev.:
Second Series 1998 A, 5.5% 2/15/08 (MBIA Insured)	190,000	197,682
Series A, 5.5% 2/15/11 (MBIA Insured)	20,000	21,879
Sr. Series A, 5.7% 2/15/10 (AMBAC Insured)	80,000	86,869
6% 2/15/08	40,000	41,984
Orange County Rfdg. Recovery Series A:
5% 6/1/11 (MBIA Insured)	110,000	118,164
6% 6/1/09 (Escrowed to Maturity) (b)	60,000	64,827
Orchard School District Gen. Oblig. Series A, 0%
2/1/16 (FGIC Insured)	35,000	23,093
Oxnard Fing. Auth. Wastewtr. Rev. 5% 6/1/11
(FGIC Insured)	25,000	26,856
Palmdale Cmnty. Redev. Agcy. Series A, 5.125%
9/1/06 (Escrowed to Maturity) (b)	50,000	50,469
Palo Alto Unified School District Gen. Oblig. 5% 8/1/15
(FSA Insured)	25,000	27,417
Palos Verdes Peninsula Unified School District Series A,
5.25% 11/1/14 (Pre Refunded to 11/1/10 @ 101) (b)	20,000	21,734
Pasadena Unified School District Gen. Oblig.:
(Election of 1997 Proj.) Series C, 4.75% 11/1/24
(Pre-Refunded to 11/1/11 @ 101) (b)	50,000	53,647

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
California – continued
Pasadena Unified School District Gen. Oblig.: -
continued
5% 11/1/10 (FGIC Insured)	$ 30,000	$ 32,078
Petaluma Cmnty. Dev. Commission Tax Allocation
(Petaluma Cmnty. Dev. Proj.) Series A, 5.25% 5/1/14
(Pre-Refunded to 5/1/08 @ 101) (b)	50,000	52,460
Pleasanton Joint Powers Fing. Auth. Rev. Series B, 5.25%
9/2/08 (FSA Insured)	120,000	125,418
Pleasanton Unified School District Gen. Oblig.:
Series 1997 F, 4.75% 8/1/25 (Pre-Refunded to
8/1/11 @ 101) (b)	50,000	53,521
Series B, 5% 8/1/14 (FSA Insured)	60,000	65,592
Series D, 5.25% 8/1/19 (Pre-Refunded to 8/1/07 @
101) (b)	10,000	10,366
Series J, 5.8% 8/1/12 (Pre-Refunded to 8/1/07 @
102) (b)	50,000	52,685
5% 8/1/11 (FSA Insured)	25,000	26,910
Pomona Pub. Fing. Auth. Rev. 5% 2/1/12
(AMBAC Insured)	40,000	43,156
Pomona Unified School District Series A, 5.65% 2/1/08
(MBIA Insured)	25,000	26,060
Port of Oakland Gen. Oblig. Series M, 5% 11/1/12
(FGIC Insured)	50,000	54,327
Rancho Santiago Cmnty. College District 5% 9/1/16
(FSA Insured)	45,000	49,233
Riverside County Pub. Fing. Auth. Rev. (Rancho Village
Proj.) Series A, 4.55% 9/2/08 (AMBAC Insured)	40,000	41,189
Sacramento City Fing. Auth. Rev.:
Series A, 5.5% 12/1/18 (Pre-Refunded to 6/1/11 @
100) (b)	80,000	87,681
5% 12/1/14 (FGIC Insured)	40,000	43,696
Sacramento Muni. Util. District Elec. Rev. Series R, 5%
8/15/14 (MBIA Insured)	25,000	27,340
San Bernadino Unified School District Gen. Oblig.
Series A, 4.75% 8/1/06 (Escrowed to Maturity) (b)	60,000	60,374
San Bernardino County Trans. Auth. Sales Tax Rev.
Series A, 5% 3/1/10 (AMBAC Insured)	170,000	180,339
San Diego County Reg’l. Trans. Commission Sales Tax
Rev. Series A, 4.75% 4/1/08 (FGIC Insured)	40,000	41,163
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5.25%
5/1/13 (FGIC Insured)	50,000	54,999
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
5% 8/1/11 (MBIA Insured)	75,000	80,730

See accompanying notes which are an integral part of the financial statements.

Annual Report 16

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
California – continued
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.: -
continued
5% 8/1/12 (MBIA Insured)	$ 75,000	$ 81,274
San Diego Unified School District (Election of 1998 Proj.)
Series F, 5% 7/1/16 (FSA Insured)	75,000	81,203
San Diego Wtr. Util. Fund 5.375% 8/1/15
(Pre-Refunded to 8/1/08 @ 101) (b)	50,000	52,823
San Francisco Bay Area Rapid Trans. District Sales Tax
Rev.:
5.5% 7/1/07	75,000	77,063
5.5% 7/1/07 (Escrowed to Maturity) (b)	125,000	128,588
San Francisco Bldg. Auth. Lease Rev.:
(Dept. Gen. Svcs. Lease Proj.) Series A:
5% 10/1/13 (MBIA Insured)	25,000	26,928
5.125% 10/1/07 (MBIA Insured)	80,000	82,175
(San Francisco Civic Ctr. Complex Proj.) Series A, 6%
12/1/09 (AMBAC Insured)	55,000	59,883
San Francisco City & County Arpts. Commission Int’l.
Arpt. Rev. 3.5% 5/1/06 (MBIA Insured)	50,000	50,013
San Francisco City & County Gen. Oblig. Series 1:
5.75% 6/15/06 (FGIC Insured)	75,000	75,524
5.75% 6/15/07 (FGIC Insured)	20,000	20,617
San Francisco City & County Pub. Util. Commission Wtr.
Rev. Series 2002 B, 5% 11/1/13 (MBIA Insured)	35,000	37,770
San Francisco Cmnty. College District Gen. Oblig.
(Election of 2001 Proj.) Series 2004 B, 5% 6/15/10
(AMBAC Insured)	40,000	42,562
San Jose Evergreen Cmnty. College District Series A,
4.75% 9/1/23 (Pre-Refunded to 9/1/06 @ 101) (b) .	15,000	15,258
San Jose Gen. Oblig. (Libraries, Parks and Pub. Safety
Projs.) 5% 9/1/11 (MBIA Insured)	45,000	48,487
San Jose Redev. Agcy. Tax Allocation Series A, 5%
8/1/16 (MBIA Insured)	500,000	542,550
San Juan Unified School District Series 1998 B, 0%
8/1/15 (MBIA Insured)	25,000	17,063
San Mateo County Trans. District Sales Tax Rev. Series A,
5.25% 6/1/16 (MBIA Insured)	45,000	50,614
San Mateo Unified School District 5% 9/1/15 (FSA
Insured)	75,000	81,766
Santa Clara County Fing. Auth. Lease Rev. Series A, 6%
11/15/12 (AMBAC Insured)	240,000	273,545
Santa Clara County Fing. Auth. Spl. Oblig. (Measure B
Trans. Impt. Prog.) 5% 8/1/06	55,000	55,365

See accompanying notes which are an integral part of the financial statements.

17		Annual Report

Investments continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
California – continued
Santa Clara Valley Wtr. District Ctfs. of Prtn. 5.25%
2/1/12 (FGIC Insured)	$ 35,000	$ 38,225
Santa Margarita/Dana Point Auth. Rev. (Impt. District
3&3A,4&4A Proj.) Series B, 7.25% 8/1/08
(MBIA Insured)	1,000,000	1,087,150
Santa Maria Joint Union High School District Gen.
Oblig. Series A, 5.375% 8/1/14 (FSA Insured)	20,000	22,402
Saugus Union School District Series B, 5% 8/1/14
(FSA Insured)	25,000	27,330
Simi Valley Pub. Fing. Auth. Lease Rev. 4.8% 9/1/06
(AMBAC Insured)	40,000	40,296
South Orange County Pub. Fing. Auth. Spl. Tax Rev.
(Foothill Area Proj.) Series C, 6.5% 8/15/10
(FGIC Insured)	75,000	84,098
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/10	60,000	66,846
6.75% 7/1/12	30,000	34,642
6.75% 7/1/13	55,000	64,903
(San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14
(FSA Insured)	125,000	140,344
Southern California Pub. Pwr. Auth. Transmission Proj.
Rev. (Southern California Transmission Proj.) 5%
7/1/12 (FSA Insured)	40,000	43,306
Southwestern Cmnty. College District Gen. Oblig.:
Series B, 5.25% 8/1/14 (FGIC Insured)	25,000	27,778
5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100) (b)	45,000	49,330
Stockton Unified School District Gen. Oblig. 5.5%
7/1/11 (FSA Insured)	50,000	54,952
Sweetwater Union High School District Pub. Fing. Auth.
Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	25,000	27,255
Temecula Valley Unified School District Gen. Oblig.
5.25% 8/1/13 (FSA Insured)	115,000	127,085
Tobacco Securitization Auth. Northern California
Tobacco Settlement Rev. Series B, 5% 6/1/28
(Pre-Refunded to 6/1/11 @ 100) (b)	35,000	37,442
Univ. of California Revs.:
(Multiple Purp. Projs.):
Series F:
5% 9/1/17 (Pre-Refunded to 9/1/06 @ 101) (b)	185,000	188,441
5% 9/1/27 (Pre-Refunded to 9/1/06 @ 101) (b)	70,000	71,302
Series O, 5.75% 9/1/09 (FGIC Insured)	35,000	37,748
Series Q, 5% 9/1/11 (FSA Insured)	50,000	53,875

See accompanying notes which are an integral part of the financial statements.

Annual Report 18

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
California – continued
Univ. of California Revs.: – continued
Series A:
5% 5/15/10 (AMBAC Insured)	$ 70,000	$ 74,458
5% 5/15/12 (AMBAC Insured)	80,000	86,586
Series B, 5% 5/15/16 (FSA Insured)	400,000	432,752
Upland Unified School District Gen. Oblig. Series A,
5.25% 8/1/10 (FSA Insured)	50,000	53,801
Westlands Wtr. District Rev. Ctfs. of Prtn. Series A, 5%
3/1/29 (Pre-Refunded to 3/1/09 @ 101) (b)	110,000	116,158
Westside Union School District Gen. Oblig. Series C, 6%
8/1/13 (AMBAC Insured)	50,000	58,203
Whisman School District Gen. Oblig. Series A, 0%
8/1/14 (Escrowed to Maturity) (b)	40,000	28,644
Whittier School District Gen. Oblig. Series D, 5%
8/1/11 (FSA Insured)	25,000	27,167
		42,368,124

Guam 0.5%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5%
7/1/09	260,000	265,008
Puerto Rico 1.2%
Puerto Rico Commonwealth Gen. Oblig.:
Series 2003 C, 4.25%, tender 7/1/08
(MBIA Insured) (a)	235,000	239,268
5.25% 7/1/10 (FGIC Insured)	10,000	10,734
6.5% 7/1/12 (MBIA Insured)	50,000	58,137
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy.
Rev. 5.5% 7/1/09 (FSA Insured)	60,000	63,852
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 1997 A, 5% 7/1/14 (Pre-Refunded to 1/1/08
@ 101) (b)	75,000	77,852
Series A, 5% 7/1/28 (Pre-Refunded to 1/1/08 @
101) (b)	105,000	108,992
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series AA, 5.25%
7/1/16 (Pre-Refunded to 7/1/07 @ 101.5) (b)	40,000	41,567
Puerto Rico Muni. Fin. Agcy. Series 1999 A, 5.5%
8/1/07 (FSA Insured)	65,000	66,836
		667,238

TOTAL MUNICIPAL BONDS
(Cost $43,145,775)		43,300,370

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Investments continued

Municipal Notes 19.2%
	Principal	Value
	Amount	(Note 1)
California – 19.2%
Brentwood Union Elementary School District TRAN 4%
7/6/06	$ 100,000	$ 100,207
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 B3, 2.94%, LOC Bank of New York, New York,
VRDN (a)	400,000	400,000
Subseries F2, 2.97%, LOC JPMorgan Chase Bank, LOC
Societe Generale, VRDN (a)	800,000	800,000
California Gen. Oblig. RAN 4.5% 6/30/06	205,000	205,793
California Health Facilities Fing. Auth. Rev. (Adventist Health
Sys. West Proj.) Series 1998 C, 2.94% (MBIA Insured),
VRDN (a)	135,000	135,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas &
Elec. Co. Proj.):
Series 1996 C, 2.97%, LOC JPMorgan Chase Bank,
VRDN (a)	100,000	100,000
Series 1996 E, 2.97%, LOC JPMorgan Chase Bank,
VRDN (a)	350,000	350,000
Series 1996 F, 2.97%, LOC JPMorgan Chase Bank,
VRDN (a)	2,000,000	2,000,000
Carson Redev. Agcy. Participating VRDN Series PT 2346,
3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	700,000	700,000
Coachella Valley Unified School District Participating VRDN
Series PT 3147, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(c)	500,000	500,000
Los Angeles Unified School District Participating VRDN
Series MSTC 01 135, 3.02% (Liquidity Facility Bear Stearns
Companies, Inc.) (a)(c)	1,100,000	1,100,000
Metropolitan Wtr. District Southern California Wtrwks. Rev.
Series 2001 C1, 2.95% (Liquidity Facility Lloyds TSB Bank
PLC), VRDN (a)	200,000	200,000
Orange County Irvine Coast Assessment District #88 1 2.94%,
LOC KBC Bank NV, LOC Kredietbank NV, VRDN (a)	300,000	300,000
San Diego Indl. Dev. Rev. Participating VRDN Series FRRI 01
L2, 3.18% (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (a)(c)	850,000	850,000

See accompanying notes which are an integral part of the financial statements.

Annual Report 20

Municipal Notes continued
	Principal	Value
	Amount	(Note 1)
California – continued
South Orange County Pub. Fing. Auth. Spl. Tax Rev.
Participating VRDN Series PT 3283, 3.22% (Liquidity Facility
Merrill Lynch & Co., Inc.) (a)(c)	$ 500,000	$ 500,000
Vista Unified School District Participating VRDN Series PT
2116, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(c)	2,200,000	2,199,977
TOTAL MUNICIPAL NOTES
(Cost $10,441,108)		10,440,977

TOTAL INVESTMENT PORTFOLIO 98.8%
(Cost $53,586,883)		53,741,347

NET OTHER ASSETS – 1.2%		645,223
NET ASSETS 100%		$ 54,386,570

Security Type Abbreviations
RAN	—	REVENUE ANTICIPATION NOTE
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

Legend

(a) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(b) Security collateralized by an amount
sufficient to pay interest and principal.

(c) Provides evidence of ownership in one
or more underlying municipal bonds.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	29.3%
Special Tax	15.9%
Escrowed/Pre Refunded	13.8%
Electric Utilities	12.5%
Synthetics	10.7%
Health Care	9.5%
Others* (individually less than 5%) .	8.3%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Financial Statements

Statement of Assets and Liabilities
		February 28, 2006

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $53,586,883)		$ 53,741,347
Cash		70,978
Receivable for fund shares sold		900,667
Interest receivable		522,090
Receivable from investment adviser for expense
reductions		5,494
Other receivables		7,643
Total assets		55,248,219

Liabilities
Payable for investments purchased	$ 640,105
Payable for fund shares redeemed	145,727
Distributions payable	11,982
Accrued management fee	14,733
Other affiliated payables	6,584
Other payables and accrued expenses	42,518
Total liabilities		861,649

Net Assets		$ 54,386,570
Net Assets consist of:
Paid in capital		$ 54,231,839
Undistributed net investment income		13
Accumulated undistributed net realized gain (loss) on
investments		254
Net unrealized appreciation (depreciation) on
investments		154,464
Net Assets, for 5,408,081 shares outstanding		$ 54,386,570
Net Asset Value, offering price and redemption price per
share ($54,386,570 ÷ 5,408,081 shares)		$ 10.06

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Statement of Operations
	For the period October 25, 2005
	(commencement of operations) to February 28, 2006

Investment Income
Interest		$ 351,664

Expenses
Management fee	$ 40,458
Transfer agent fees	7,663
Accounting fees and expenses	2,718
Independent trustees’ compensation	28
Custodian fees and expenses	3,010
Registration fees	10,878
Audit	35,722
Total expenses before reductions	100,477
Expense reductions	(75,530)	24,947

Net investment income		326,717
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		254
Change in net unrealized appreciation (depreciation) on
investment securities		154,464
Net gain (loss)		154,718
Net increase (decrease) in net assets resulting from
operations		$ 481,435

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Financial Statements continued

Statement of Changes in Net Assets
For the period
October 25, 2005
(commencement of
operations) to
February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 326,717
Net realized gain (loss)	254
Change in net unrealized appreciation (depreciation)	154,464
Net increase (decrease) in net assets resulting from operations	481,435
Distributions to shareholders from net investment income	(326,704)
Share transactions
Proceeds from sales of shares	55,575,321
Reinvestment of distributions	303,147
Cost of shares redeemed	(1,647,383)
Net increase (decrease) in net assets resulting from share transactions	54,231,085
Redemption fees	754
Total increase (decrease) in net assets	54,386,570

Net Assets
Beginning of period	—
End of period (including undistributed net investment income of $13)	$ 54,386,570

Other Information
Shares
Sold	5,541,751
Issued in reinvestment of distributions	30,164
Redeemed	(163,834)
Net increase (decrease)	5,408,081

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Financial Highlights

Year ended February 28,	2006E
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment incomeD	105
Net realized and unrealized gain (loss)	059
Total from investment operations	164
Distributions from net investment income	(.104)
Redemption fees added to paid in capital	—D,G
Net asset value, end of period	$ 10.06
Total ReturnB,C	1.64%
Ratios to Average Net AssetsF
Expenses before reductions	94%A
Expenses net of fee waivers, if any	35%A
Expenses net of all reductions	23%A
Net investment income	3.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,387
Portfolio turnover rate	0%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period October 25, 2005 (commencement of operations) to February 28, 2006.
F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Notes to Financial Statements

For the period ended February 28, 2006

1. Significant Accounting Policies.

Fidelity California Short Intermediate Tax Free Bond Fund (the fund) is a non diversified fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assump tions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quota tions are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Annual Report

26

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to market discount.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 182,579
Unrealized depreciation	(28,100)
Net unrealized appreciation (depreciation)	154,479
Undistributed ordinary income	250

Cost for federal income tax purposes	$ 53,586,868

The tax character of distributions paid was as follows:

February 28, 2006
Tax exempt Income	$ 326,704

Short Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

27 Annual Report

Notes to Financial Statements continued
2. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $42,178,668 and $37,907, respectively.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund’s average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund’s transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annualized rate of .07% of average net assets.

4. Expense Reductions.

Effective October 25, 2005, FMR voluntarily agreed to reimburse the fund to the extent annual operating expenses exceeded .35% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund’s expenses by $63,302.

In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody, transfer agent and account ing expenses by $3,010, $7,663 and $1,555, respectively.

Annual Report

28

5. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

29 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Fidelity California Short Intermediate Tax Free Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Short Intermediate Tax Free Bond Fund (a fund of Fidelity California Municipal Trust) at February 28, 2006 and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity California Short Intermediate Tax Free Bond Fund’s manage ment; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the stan dards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts April 6, 2006

Annual Report

30

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 258 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Members may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

31 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of California Short Intermediate Tax Free Bond Fund (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Adminis trative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

32

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005 present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

33 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001).

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business out sourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Annual Report

34

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institu tion and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

35 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1999). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He cur rently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Annual Report

36

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity California Municipal Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993 2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984 present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002 present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998 present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infir mary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of California Short Intermediate Tax Free Bond. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

37 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of California Short Intermediate Tax Free Bond. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003 present) and an Executive Vice President of FMR (2005 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002).

Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of California Short Intermediate Tax Free Bond. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present), certain Balanced Funds (2005 present), certain Asset Allocation Funds (2005 present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Douglas T. McGinley (40)

Year of Election or Appointment: 2005

Vice President of California Short Intermediate Tax Free Bond. Mr. McGinley also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. McGinley worked as an analyst and portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 2005

Secretary of California Short Intermediate Tax Free Bond. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Research & Analysis Company (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Annual Report

38

Name, Age; Principal Occupation

Stuart Fross (46)

Year of Election or Appointment: 2005

Assistant Secretary of California Short Intermediate Tax Free Bond. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2005

President and Treasurer of California Short Intermediate Tax Free Bond. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004 present) and is a Vice President (2003 present) and an employee (2002 present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

R. Stephen Ganis (39)

Year of Election or Appointment: 2006

Anti Money Laundering (AML) officer of California Short Intermediate Tax Free Bond. Mr. Ganis also serves as AML officer of other Fidelity funds (2006 present) and FMR Corp. (2003 present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000 2002).

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of California Short Intermediate Tax Free Bond. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2005

Chief Compliance Officer of California Short Intermediate Tax Free Bond. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004 present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002 present). He is Chief Compliance Officer of FMR (2005 present), FMR Co., Inc. (2005 present), Fidelity Management & Research (U.K.) Inc. (2005 present), Fidelity Research & Analysis Company (2005 present), Fidelity Investments Money Management, Inc. ( 2005 present), and Strategic Advisers, Inc. (2005 present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

39 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of California Short Intermediate Tax Free Bond. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2005

Deputy Treasurer of California Short Intermediate Tax Free Bond. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of California Short Intermediate Tax Free Bond. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before join ing Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of California Short Intermediate Tax Free Bond. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2005

Assistant Treasurer of California Short Intermediate Tax Free Bond. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Annual Report

40

Name, Age; Principal Occupation Peter L. Lydecker (52)

Year of Election or Appointment: 2005

Assistant Treasurer of California Short Intermediate Tax Free Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2005

Assistant Treasurer of California Short Intermediate Tax Free Bond. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of California Short Intermediate Tax Free Bond. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of California Short Intermediate Tax Free Bond. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

41 Annual Report

Distributions

During fiscal year ended 2006, 100% of the fund’s income dividends was free from federal income tax, and 0% of the fund’s income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

42

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Short Intermediate Tax Free Bond Fund

On October 20, 2005, the Board of Trustees, including the independent Trustees (together, the Board), voted to approve the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quanti tative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

43 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services.

Investment Performance and Compliance. Fidelity California Short Intermediate Tax Free Bond Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund’s Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund’s absolute investment performance, as well as the fund’s relative investment performance mea sured against (i) a broad based securities market index and (ii) a peer group of mutual funds deemed appropriate by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s proposed management fee and projected operating expenses in reviewing the Advisory Contracts. The Board noted that the fund’s proposed manage ment fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also noted that the fund’s management fee and projected expenses are comparable to those of similar funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund’s management fee and the total expenses for the fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Annual Report

44

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received additional information regarding similar funds offered by other fund companies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund’s Advisory Contracts should be approved.

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and

45 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Annual Report

46

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

47 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Adviser
Fidelity Investments
Money Management, Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

CSI-UANN-0406 1.817076.100

Item 2. Code of Ethics

As of the end of the period, February 28, 2006, Fidelity California Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity California Municipal Income Fund and Fidelity California Short-Intermediate Tax-Free Bond Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A,B
Fidelity California Municipal Income Fund	$49,000	$44,000
Fidelity California Short-Intermediate Tax-Free Bond Fund	$32,000	$0
All funds in the Fidelity Group of Funds audited by PwC	$12,500,000	$11,200,000
A	Aggregate amounts may reflect rounding.
B

No Audit Fees were billed by PwC for professional services rendered for the audit of the annual financial statements, or services that are normally provided in connection with the statutory and regulatory filings or engagements, to Fidelity California Short-Intermediate Tax-Free Bond Fund, as the fund did not commence operations until October 25, 2005.

(b) Audit-Related Fees.

In each of the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005A,B
Fidelity California Municipal Income Fund	$0	$0
Fidelity California Short-Intermediate Tax-Free Bond Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

No Audit-Related Fees were billed by PwC for services rendered for assurance and related services to Fidelity California Short-Intermediate Tax-Free Bond Fund that are reasonably related to the performance of the audit or review of the funds' financial statements, but not reported as Audit Fees, as the fund did not commence operations until October 25, 2005.

In each of the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2006A	2005A, B
Fidelity California Municipal Income Fund	$2,700	$2,500
Fidelity California Short-Intermediate Tax-Free Bond Fund	$2,500	$0
A	Aggregate amounts may reflect rounding.
B

No Tax Fees were billed by PwC for services rendered for tax compliance, tax advice, and tax planning for Fidelity California Short-Intermediate Tax-Free Bond Fund, as the fund did not commence operations until October 25, 2005.

In each of the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2006A	2005A,B
Fidelity California Municipal Income Fund	$2,800	$2,500
Fidelity California Short-Intermediate Tax-Free Bond Fund	$500	$0
A	Aggregate amounts may reflect rounding.
B	No Other Fees were billed by PwC for all other non-audit services rendered to Fidelity California Short-Intermediate Tax-Free Bond Fund, as the fund did not commence operations until October 25, 2005.

In each of the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$155,000	$520,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate fees billed by PwC of $1,175,000A and $1,350,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A	2005A
Covered Services	$175,000	$550,000
Non-Covered Services	$1,000,000	$800,000 B
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	April 17, 2006